UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-09025

New Covenant Funds

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

Timothy D. Barto, Esq.

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-610-676-1000

Date of fiscal year end: June 30, 2026

Date of reporting period: June 30, 2026

Item 1.	Reports to Stockholders.

(a)     A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

Annual Shareholder Report: June 30, 2026

New Covenant Growth Fund

New Covenant Funds

Ticker: NCGFX

This annual shareholder report contains important information about New Covenant Growth Fund (the "Fund") for the period from July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 877-835-4531.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
New Covenant Growth Fund	$80	0.72%

How did the Fund perform during the last 10 years?

Total Return Based on $10,000 Investment

Table Summary
	New Covenant Growth Fund	Russell 3000 Index (USD) (TR)Footnote Reference*
Jun/16	$10,000	$10,000
Jun/17	$11,812	$11,851
Jun/18	$13,553	$13,602
Jun/19	$14,530	$14,824
Jun/20	$15,573	$15,792
Jun/21	$22,205	$22,767
Jun/22	$19,114	$19,610
Jun/23	$22,714	$23,327
Jun/24	$27,706	$28,721
Jun/25	$31,440	$33,114
Jun/26	$38,443	$40,667
Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

How did the Fund perform in the last year?

  The Fund modestly underperformed its benchmark, the Russell 3000 Index (USD) (TR) — which tracks the performance of the 3,000 largest U.S. companies representing approximately 96% of the investable U.S. equity market —  for the 12-month period ending June 30, 2026.

  The Fund’s holdings in the energy sector lagged relative to the benchmark’s energy sector holdings, weighing on performance for the reporting period. Fund performance was enhanced by an overweight to the semiconductor sector but was hampered by an underweight to the aerospace and defense industry, which outperformed within the benchmark. The Fund also benefited from not owning tobacco company stocks, as the sector underperformed within the benchmark Russell 3000 Index (USD) (TR) for the reporting period.

Total Return Based on $10,000 Investment

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
New Covenant Growth Fund	22.27%	11.60%	14.41%
Russell 3000 Index (USD) (TR)Footnote Reference*	22.81%	12.30%	15.06%

The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of June 30, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$580,052	1,510	$1,288	5%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Rights	0.0%
Futures Contracts	0.0%
Cash Equivalent	0.4%
Utilities	2.1%
Real Estate	2.2%
Materials	2.2%
Energy	3.1%
Consumer Staples	3.9%
Communication Services	8.7%
Industrials	9.7%
Health Care	9.9%
Consumer Discretionary	10.0%
Financials	12.2%
Information Technology	35.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
NVIDIA Corp	6.5%
Apple Inc	5.8%
Microsoft Corp	4.0%
Amazon.com Inc	3.3%
Alphabet Inc, Cl A	2.8%
Broadcom Inc	2.5%
Alphabet Inc, Cl C	2.2%
Micron Technology Inc	1.8%
Tesla Inc	1.8%
Meta Platforms Inc, Cl A	1.6%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten holdings.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  877-835-4531

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

New Covenant Funds

New Covenant Growth Fund: NCGFX

Annual Shareholder Report: June 30, 2026

NCGFX-AR-2026

Annual Shareholder Report: June 30, 2026

New Covenant Income Fund

New Covenant Funds

Ticker: NCICX

This annual shareholder report contains important information about New Covenant Income Fund (the "Fund") for the period from July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 877-835-4531.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
New Covenant Income Fund	$76	0.75%

How did the Fund perform during the last 10 years?

Total Return Based on $10,000 Investment

Table Summary
	New Covenant Income Fund	Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	Bloomberg Intermediate U.S. Aggregate Bond Index (USD)
Jun/16	$10,000	$10,000	$10,000
Jun/17	$10,028	$9,969	$9,984
Jun/18	$9,973	$9,929	$9,952
Jun/19	$10,618	$10,710	$10,621
Jun/20	$11,246	$11,646	$11,323
Jun/21	$11,372	$11,608	$11,328
Jun/22	$10,310	$10,413	$10,433
Jun/23	$10,229	$10,315	$10,370
Jun/24	$10,570	$10,587	$10,738
Jun/25	$11,230	$11,230	$11,456
Jun/26	$11,602	$11,656	$11,887
Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

How did the Fund perform in the last year?

  The Fund modestly underperformed its benchmark, the Bloomberg Intermediate U.S. Aggregate Bond Index (USD) (TR) — which tracks the performance of fixed-rate, publicly issued, investment-grade bonds — for the 12-month period ending June 30, 2026.

  During the reporting period, the Federal Reserve ("Fed") reduced its benchmark interest rate by a cumulative 75 basis points in the final four months of 2025, to a target range of 3.50% to 3.75%, and then remained on hold through June 2026. The steady rate path occurred as inflation remained above the Fed’s 2% target and geopolitical tensions in the Middle East contributed to higher energy prices and uncertainty around the outlook for inflation and interest rates.

  Fund performance for the reporting period was supported by an overweight to agency mortgage-backed securities ("MBS"). Security selection within the sector also contributed to performance, as the Fund’s managers generally favored specified pools over to-be-announced ("TBA") exposure. (TBA securities are forward contracts to buy or sell mortgage-backed securities ("MBS") without immediately identifying the exact underlying loans.) An underweight to corporate credit was a detractor as spreads remained tight during the reporting period, although this was partially offset by positive security selection within the corporate sector. An overweight to asset-backed securities ("ABS") bolstered Fund performance, with the managers generally favoring prime tranches, and an allocation to AAA rated collateralized loan obligations ("CLOs") also had a positive impact. A slightly long duration posture and an overweight to the 2-year segment of the yield curve weighed on Fund performance as the market shifted from pricing in additional rate cuts in 2026 to considering the possibility of a less accommodative Federal Reserve monetary policy path. At the Fund manager level, Income Research + Management benefited from positioning within the ABS sector and security selection in corporate bonds. Metropolitan West Asset Management LLC’s performance was enhanced by overweight allocations to agency MBS and AAA rated CLOs, while an underweight to corporate bonds and yield-curve positioning detracted from performance.

Total Return Based on $10,000 Investment

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
New Covenant Income Fund	3.31%	0.40%	1.50%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	3.79%	0.08%	1.54%
Bloomberg Intermediate U.S. Aggregate Bond Index (USD)	3.76%	0.97%	1.74%

The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of June 30, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$350,805	852	$953	285%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Futures Contracts	-0.1%
Materials	0.0%
Energy	0.3%
Consumer Staples	0.6%
Real Estate	0.9%
Industrials	1.0%
Municipal Bonds	1.2%
Consumer Discretionary	1.3%
Communication Services	1.3%
Information Technology	1.3%
Health Care	1.5%
Cash Equivalent	1.7%
Utilities	2.9%
Financials	8.8%
Asset-Backed Securities	9.5%
U.S. Treasury Obligations	33.1%
Mortgage-Backed Securities	45.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Notes	4.125%	06/30/28	8.9%
U.S. Treasury Notes	4.125%	05/31/31	4.9%
U.S. Treasury Notes	4.125%	06/30/31	4.0%
U.S. Treasury Notes	4.000%	05/31/28	3.0%
U.S. Treasury Notes	3.500%	02/28/31	2.3%
FNMA	3.500%	07/15/56	2.2%
U.S. Treasury Notes	3.875%	05/15/29	1.9%
U.S. Treasury Notes	4.125%	02/15/36	1.5%
U.S. Treasury Notes	4.125%	06/15/29	1.2%
U.S. Treasury Notes	4.250%	06/30/33	1.2%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten holdings.

Material Fund Changes

There were no material changes to the Fund during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  877-835-4531

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

New Covenant Funds

New Covenant Income Fund: NCICX

Annual Shareholder Report: June 30, 2026

NCICX-AR-2026

Annual Shareholder Report: June 30, 2026

New Covenant Balanced Growth Fund

New Covenant Funds

Ticker: NCBGX

This annual shareholder report contains important information about New Covenant Balanced Growth Fund (the "Fund") for the period from July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 877-835-4531.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
New Covenant Balanced Growth Fund	$14	0.13%

How did the Fund perform during the last 10 years?

Total Return Based on $10,000 Investment

Table Summary
	New Covenant Balanced Growth Fund	Russell 3000 Index (USD) (TR)Footnote Reference*	Bloomberg Intermediate U.S. Aggregate Bond Index (USD)	60/40 Russell 3000 ™ & Bloomberg Intermediate U.S. Aggregate Bond Index (USD)
Jun/16	$10,000	$10,000	$10,000	$10,000
Jun/17	$11,059	$11,851	$9,984	$11,075
Jun/18	$11,994	$13,602	$9,952	$12,027
Jun/19	$12,847	$14,824	$10,621	$13,058
Jun/20	$13,821	$15,792	$11,323	$14,000
Jun/21	$17,207	$22,767	$11,328	$17,500
Jun/22	$15,167	$19,610	$10,433	$15,530
Jun/23	$16,809	$23,327	$10,370	$17,249
Jun/24	$19,207	$28,721	$10,738	$19,848
Jun/25	$21,271	$33,114	$11,456	$22,227
Jun/26	$24,344	$40,667	$11,887	$25,563
Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

How did the Fund perform in the last year?

  The Fund modestly underperformed the benchmark — a 60%/40% blend of the Russell 3000 Index (USD) (TR) and the Bloomberg Intermediate U.S. Aggregate Bond Index (USD) — for the 12-month period ending June 30, 2026.

  Within the Fund’s equity component, holdings in the energy sector lagged relative to the benchmark’s energy sector holdings, weighing on performance for the reporting period. Fund performance benefited from an overweight to the semiconductor sector but was hampered by an underweight to the aerospace and defense industry, which outperformed within the benchmark. The Fund also benefited from not owning tobacco company stocks, as the sector underperformed within the benchmark Russell 3000 Index (USD) for the reporting period.

  The performance of the Fund’s fixed-income component was supported by an overweight to agency mortgage-backed securities ("MBS"). Security selection within the sector also contributed to performance, as the Fund’s managers generally favored specified pools over to-be-announced ("TBA") exposure. (TBA securities are forward contracts to buy or sell mortgage-backed securities ("MBS") without immediately identifying the exact underlying loans.) An underweight to corporate credit was a detractor as spreads remained tight during the reporting period, although this was partially offset by positive security selection within the corporate sector. An overweight to asset-backed securities ("ABS") bolstered Fund performance, with the managers generally favoring prime tranches, and an allocation to AAA rated collateralized loan obligations ("CLOs") also had a positive impact. A slightly long duration posture and an overweight to the 2-year segment of the yield curve weighed on Fund performance as the market shifted from pricing in additional rate cuts in 2026 to considering the possibility of a less accommodative Federal Reserve monetary policy path.

Total Return Based on $10,000 Investment

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
New Covenant Balanced Growth Fund	14.45%	7.19%	9.30%
Russell 3000 Index (USD) (TR)Footnote Reference*	22.81%	12.30%	15.06%
Bloomberg Intermediate U.S. Aggregate Bond Index (USD)	3.76%	0.97%	1.74%
60/40 Russell 3000 ™ & Bloomberg Intermediate U.S. Aggregate Bond Index (USD)	15.01%	7.87%	9.84%

The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of June 30, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$373,465	3	$-	8%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Cash Equivalent	0.8%
Affiliated Investment Funds	99.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
New Covenant Growth FundFootnote Reference**	60.9%
New Covenant Income FundFootnote Reference**	38.2%
Footnote	Description
Footnote**	Affiliated Investment.
Footnote(A)	Cash Equivalents are not shown in the top ten holdings.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  877-835-4531

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

New Covenant Funds

New Covenant Balanced Growth Fund: NCBGX

Annual Shareholder Report: June 30, 2026

NCBGX-AR-2026

Annual Shareholder Report: June 30, 2026

New Covenant Balanced Income Fund

New Covenant Funds

Ticker: NCBIX

This annual shareholder report contains important information about New Covenant Balanced Income Fund (the "Fund") for the period from July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 877-835-4531.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
New Covenant Balanced Income Fund	$16	0.15%

How did the Fund perform during the last 10 years?

Total Return Based on $10,000 Investment

Table Summary
	New Covenant Balanced Income Fund	Russell 3000 Index (USD) (TR)Footnote Reference*	Bloomberg Intermediate U.S. Aggregate Bond Index (USD)	35/65 Russell 3000 & Bloomberg Intermediate U.S. Aggregate Bond Index (USD)
Jun/16	$10,000	$10,000	$10,000	$10,000
Jun/17	$10,611	$11,851	$9,984	$10,610
Jun/18	$11,096	$13,602	$9,952	$11,122
Jun/19	$11,846	$14,824	$10,621	$12,009
Jun/20	$12,691	$15,792	$11,323	$12,873
Jun/21	$14,499	$22,767	$11,328	$14,686
Jun/22	$12,942	$19,610	$10,433	$13,250
Jun/23	$13,698	$23,327	$10,370	$14,068
Jun/24	$14,998	$28,721	$10,738	$15,501
Jun/25	$16,330	$33,114	$11,456	$17,024
Jun/26	$17,927	$40,667	$11,887	$18,770
Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

How did the Fund perform in the last year?

  The Fund modestly underperformed the benchmark — a 65%/35% blend of the Bloomberg Intermediate U.S. Aggregate Bond Index (USD) and the Russell 3000 Index (USD) (TR) — for the 12-month period ending June 30, 2026.

  The performance of the Fund’s fixed income component was supported by an overweight to agency mortgage-backed securities ("MBS"). Security selection within the sector also contributed to performance, as the Fund’s managers generally favored specified pools over to-be-announced ("TBA") exposure. (TBA securities are forward contracts to buy or sell mortgage-backed securities ("MBS") without immediately identifying the exact underlying loans.) An underweight to corporate credit was a detractor as spreads remained tight during the reporting period, although this was partially offset by positive security selection within the corporate sector. An overweight to asset-backed securities ("ABS") bolstered Fund performance, with the managers generally favoring prime tranches, and an allocation to AAA rated collateralized loan obligations ("CLOs") also had a positive impact. A slightly long duration posture and an overweight to the 2-year segment of the yield curve weighed on Fund performance as the market shifted from pricing in additional rate cuts in 2026 to considering the possibility of a less accommodative Federal Reserve monetary policy path.

  Within the Fund’s equity component, holdings in the energy sector lagged relative to the benchmark’s energy sector holdings, weighing on performance for the reporting period. Fund performance was enhanced by an overweight to the semiconductor sector but was hampered by an underweight to the aerospace and defense industry, which outperformed within the benchmark. The Fund also benefited from not owning tobacco company stocks, as the sector underperformed within the benchmark Russell 3000 Index (USD) (TR) for the reporting period.

Total Return Based on $10,000 Investment

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
New Covenant Balanced Income Fund	9.78%	4.34%	6.01%
Russell 3000 Index (USD) (TR)Footnote Reference*	22.81%	12.30%	15.06%
Bloomberg Intermediate U.S. Aggregate Bond Index (USD)	3.76%	0.97%	1.74%
35/65 Russell 3000 & Bloomberg Intermediate U.S. Aggregate Bond Index (USD)	10.26%	5.03%	6.50%

The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of June 30, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$76,730	3	$-	8%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Cash Equivalent	1.0%
Affiliated Investment Funds	98.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
New Covenant Income FundFootnote Reference**	63.4%
New Covenant Growth FundFootnote Reference**	35.5%
Footnote	Description
Footnote**	Affiliated Investment.
Footnote(A)	Cash Equivalents are not shown in the top ten holdings.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  877-835-4531

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

New Covenant Funds

New Covenant Balanced Income Fund: NCBIX

Annual Shareholder Report: June 30, 2026

NCBIX-AR-2026

(b)     Not applicable.

Item 2.	Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

Item 3.	Audit Committee Financial Expert.

(a)(1) The Registrant’s Board of Trustees has determined that the Registrant has two audit committee financial experts serving on the audit committee.

(a)(2) The audit committee financial experts are Susan C. Cote and Christine Reynolds. Mses. Cote and Reynolds are independent as defined in Form N-CSR Item 3(a)(2).

Item 4.       Principal Accountant Fees and Services.

Fees billed by KPMG LLP (“KPMG”) related to the Registrant.

KPMG billed the Registrant aggregate fees for services rendered to the Registrant for the fiscal years 2026 and 2025 as follows:

		Fiscal Year 2026			Fiscal Year 2025
		All fees and services to the Registrant that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Registrant that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$72,100	N/A	$0	$70,000	N/A	$0
(b)	Audit-Related Fees	$0	$0	$0	$0	$0	$0
(c)	Tax Fees	$0	$0	$0	$0	$0	$0
(d)	All Other Fees(2)	$0	$258,051	$0	$0	$302,248	$0

Notes:

Notes:

(1)	Audit fees include amounts related to the audit of the Registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

(2)	See Item 4(g) for a description of the services comprising the fees disclosed in this category.

(e)(1) The Registrant’s Audit Committee has adopted and the Board of Trustees has ratified an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Registrant may be pre-approved. In any instance where services require pre-approval, the Audit Committee will consider whether such services are consistent with SEC’s rules on auditor independence and whether the provision of such services would compromise the auditor’s independence.

The Policy provides that all requests or applications for proposed services to be provided by the independent auditor must be submitted to the Registrant’s Chief Financial Officer (“CFO”) and must include a detailed description of the services proposed to be rendered. The CFO will determine whether such services: (1) require specific pre-approval; (2) are included within the list of services that have received the general pre-approval of the Audit Committee pursuant to the Policy; or (3) have been previously pre-approved in connection with the independent auditor’s annual engagement letter for the applicable year or otherwise.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by the CFO. The Audit Committee has delegated specific pre-approval authority to either the Audit Committee Chair or financial experts, provided that the estimated fee for any such proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the Audit Committee at its next regularly scheduled meeting.

Services that have received the general pre-approval of the Audit Committee are identified and described in the Policy. In addition, the Policy sets forth a maximum fee per engagement with respect to each identified service that has received general pre-approval. The Audit Committee will annually review and pre-approve the services that may be provided by the independent auditor during the following twelve months without obtaining specific pre-approval from the Audit Committee.

The Audit Committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment advisor or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees (or the manner of their determination) to be paid to the independent auditor for those services.

In addition, the Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor’s independence from the Registrant, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and discussing with the independent auditor its methods and procedures for ensuring independence.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	Fiscal Year 2026	Fiscal Year 2025
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f)       Not Applicable.

(g)       The aggregate non-audit fees and services billed by KPMG for the fiscal years 2026 and 2025 were $258,051 and $302,248, respectively. Non-audit fees consist of SSAE No. 16 review of fund accounting and administration operations and an attestation report in accordance with Rule 17Ad-13.

(h)       During the past fiscal year, Registrant’s principal accountant provided certain non-audit services to Registrant’s investment adviser or to entities controlling, controlled by, or under common control with Registrant’s investment adviser that provide ongoing services to Registrant that were not subject to pre-approval pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X. The Audit Committee of Registrant’s Board of Trustees reviewed and considered these non-audit services provided by Registrant’s principal accountant to Registrant’s affiliates, including whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

(i)       Not Applicable.

(j)       Not Applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

(a) The Schedules of Investments and Consolidated Schedules of Investments are included as part of the Financial Statements and Financial Highlights filed under Item 7 of this form.

(b) Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial statements and financial highlights are filed herein.

June 30, 2026

ANNUAL FINANCIALS AND OTHER INFORMATION

New Covenant Funds

New Covenant Growth Fund

New Covenant Income Fund

New Covenant Balanced Growth Fund

New Covenant Balanced Income Fund

newcovenantfunds.com

TABLE OF CONTENTS

Financial Statements (Form N-CSR Item 7)
Schedules of Investments	1
Statements of Assets and Liabilities	32
Statements of Operations	33
Statements of Changes in Net Assets	34
Financial Highlights	36
Notes to Financial Statements	40
Report of Independent Registered Public Accounting Firm	56
Notice to Shareholders (Unaudited)	57
Other Information (Form N-CSR Items 8-11) (Unaudited)	58

SCHEDULE OF INVESTMENTS

June 30, 2026

New Covenant Growth Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 99.3%

Communication Services — 8.7%
Alphabet Inc, Cl A	44,897	$16,045
Alphabet Inc, Cl C	36,308	12,829
Angi Inc, Cl A *	197	1
AST SpaceMobile Inc, Cl A *	3,783	336
AT&T Inc	44,441	920
Atlanta Braves Holdings Inc, Cl C *	1,938	101
Bandwidth Inc, Cl A *	74	5
Cable One Inc *	79	4
Cars.com Inc *	4,178	46
Charter Communications Inc, Cl A *	277	39
Cogent Communications Holdings Inc	148	2
Comcast Corp, Cl A	13,642	335
DoubleVerify Holdings Inc *	6,933	75
EchoStar Corp, Cl A *	1,124	114
Electronic Arts Inc	4,639	951
EverQuote Inc, Cl A *	1,468	35
EW Scripps Co/The, Cl A *	3,299	9
Fox Corp, Cl A	1,372	72
Fox Corp, Cl B	1,983	93
IMAX Corp *	2,244	89
Iridium Communications Inc	366	20
John Wiley & Sons Inc, Cl A	236	11
Liberty Broadband Corp, Cl A *	81	3
Liberty Broadband Corp, Cl C *	343	11
Liberty Capital Corp, Cl A *	16	—
Liberty Capital Corp, Cl C *	68	1
Live Nation Entertainment Inc *	745	136
Lumen Technologies Inc *	12,934	99
Madison Square Garden Entertainment Corp, Cl A *	697	56
Madison Square Garden Sports Corp *	39	16
Magnite Inc *	2,551	48
Match Group Inc	1,841	70
Meta Platforms Inc, Cl A	16,547	9,321
Millicom International Cellular SA	2,334	212
Netflix Inc *	33,820	2,415
New York Times Co/The, Cl A	439	31
News Corp, Cl A	829	21
News Corp, Cl B	3,824	107
Nexstar Media Group Inc, Cl A	94	17
Omnicom Group Inc	15,111	1,101
People Inc *	376	17
Pinterest Inc, Cl A *	3,339	70
ROBLOX Corp, Cl A *	861	47
Shutterstock Inc	205	3
Sirius XM Holdings Inc	910	27
Space Exploration Technologies Corp, Cl A *	737	126
Sphere Entertainment Co *	697	121
Spotify Technology SA *	714	328
Take-Two Interactive Software Inc *	604	151
TechTarget Inc *	1,986	7
TKO Group Holdings Inc, Cl A	512	103
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
T-Mobile US Inc	2,550	$428
Trade Desk Inc/The, Cl A *	862	16
TripAdvisor Inc *	1,712	24
Uniti Group Inc *	752	9
Verizon Communications Inc	22,561	955
Versant Media Group Inc	445	16
Walt Disney Co/The	21,958	2,113
Warner Bros Discovery Inc *	6,879	183
Yelp Inc, Cl A *	1,355	33
Ziff Davis Inc *	2,547	133
ZoomInfo Technologies Inc, Cl A *	2,021	6
		50,713
Consumer Discretionary — 10.0%
1-800-Flowers.com Inc, Cl A *	3,668	13
Abercrombie & Fitch Co, Cl A *	788	71
Academy Sports & Outdoors Inc	2,047	96
Acushnet Holdings Corp	987	117
Adient PLC *	732	13
ADT Inc	4,942	32
Advance Auto Parts Inc	317	20
Airbnb Inc, Cl A *	805	115
Amazon.com Inc *	80,654	19,223
American Eagle Outfitters Inc	3,416	59
APTIV PLC *	1,850	114
Aramark	260	15
Asbury Automotive Group Inc *	70	14
AutoNation Inc *	649	121
AutoZone Inc *	235	751
Bath & Body Works Inc	638	15
Best Buy Co Inc	1,309	99
Birkenstock Holding PLC *	1,800	77
Bloomin' Brands Inc	2,259	21
Booking Holdings Inc	6,900	1,230
Boot Barn Holdings Inc *	199	33
BorgWarner Inc	321	21
Bright Horizons Family Solutions Inc *	76	5
Brightstar Lottery PLC	6,681	72
Brinker International Inc *	810	136
Brunswick Corp/DE	839	71
Buckle Inc/The	1,885	80
Build-A-Bear Workshop Inc, Cl A	1,467	45
Burlington Stores Inc *	317	100
Callaway Golf Co *	2,383	45
Capri Holdings Ltd *	1,319	24
CarMax Inc *	1,086	57
Carnival Corp Ltd	10,223	292
Carter's Inc	471	19
Carvana Co, Cl A *	1,830	120
Cavco Industries Inc *	60	37
Chipotle Mexican Grill Inc, Cl A *	11,600	394
Choice Hotels International Inc	113	12
Columbia Sportswear Co	891	55
Coupang Inc, Cl A *	3,320	58

New Covenant Funds	1

SCHEDULE OF INVESTMENTS

June 30, 2026

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Coursera Inc *	18,558	$105
Covista Inc *	1,089	136
Cracker Barrel Old Country Store Inc	323	17
Crocs Inc *	1,116	135
Dana Inc	2,660	72
Darden Restaurants Inc	705	145
Dave & Buster's Entertainment Inc *	1,283	15
Deckers Outdoor Corp *	2,634	262
Designer Brands Inc, Cl A	3,316	19
Dick's Sporting Goods Inc	582	132
Dillard's Inc, Cl A	45	24
Domino's Pizza Inc	33	10
DoorDash Inc, Cl A *	853	157
Dorman Products Inc *	128	17
DR Horton Inc	589	96
eBay Inc	8,710	973
Etsy Inc *	1,162	88
Expedia Group Inc	389	100
Five Below Inc *	410	74
Floor & Decor Holdings Inc, Cl A *	232	14
Ford Motor Co	10,620	148
Fox Factory Holding Corp *	749	13
Frontdoor Inc *	251	19
GameStop Corp, Cl A *	2,040	45
Gap Inc/The	4,661	87
Garmin Ltd	418	99
Garrett Motion Inc	5,651	205
General Motors Co	1,886	145
Gentex Corp	440	11
Gentherm Inc *	184	6
Genuine Parts Co	67	8
Global Business Travel Group I *	11,930	112
Goodyear Tire & Rubber Co/The *	989	7
Graham Holdings Co, Cl B	78	89
Grand Canyon Education Inc *	121	17
Group 1 Automotive Inc	86	25
H&R Block Inc	2,109	80
Hasbro Inc	2,632	217
Helen of Troy Ltd *	57	2
Hilton Grand Vacations Inc *	3,016	158
Hilton Worldwide Holdings Inc	5,480	1,811
Home Depot Inc/The	6,434	2,269
Hyatt Hotels Corp, Cl A	135	26
Installed Building Products Inc	125	29
Jack in the Box Inc *	658	10
Johnson Outdoors Inc, Cl A	659	30
KB Home	1,621	101
Kohl's Corp	1,859	33
Kontoor Brands Inc	1,282	107
Las Vegas Sands Corp	1,876	87
La-Z-Boy Inc, Cl Z	1,597	64
LCI Industries	483	51
Lear Corp	1,322	177
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Leggett & Platt Inc	222	$3
Lennar Corp, Cl B	122	11
LGI Homes Inc *	127	8
Liberty Live Holdings Inc, Cl C *	59	6
Lithia Motors Inc, Cl A	296	86
LKQ Corp	317	8
Lowe's Cos Inc	7,273	1,604
Lucid Group Inc, Cl A *	3,324	22
Lululemon Athletica Inc *	245	28
M/I Homes Inc *	198	32
Macy's Inc	4,042	95
Malibu Boats Inc, Cl A *	202	6
Marriott International Inc/MD, Cl A	3,599	1,334
Marriott Vacations Worldwide Corp	394	40
Mattel Inc *	711	10
McDonald's Corp	9,415	2,545
Meritage Homes Corp	1,588	133
Mohawk Industries Inc *	127	15
Monro Inc	626	11
Murphy USA Inc	263	142
National Vision Holdings Inc *	447	9
Newell Brands Inc	605	4
NIKE Inc, Cl B	3,900	160
Norwegian Cruise Line Holdings Ltd *	5,839	123
NVR Inc *	13	89
Ollie's Bargain Outlet Holdings Inc *	212	16
O'Reilly Automotive Inc *	1,174	108
Oxford Industries Inc	665	23
Papa John's International Inc	151	6
Peloton Interactive Inc, Cl A *	2,845	17
Penske Automotive Group Inc	624	112
Petco Health & Wellness Co Inc, Cl A *	27,348	74
Phinia Inc	64	5
Planet Fitness Inc, Cl A *	173	9
Polaris Inc	966	66
PulteGroup Inc	871	120
Pursuit Attractions and Hospitality Inc *	2,883	161
PVH Corp	108	8
Ralph Lauren Corp, Cl A	436	175
Restaurant Brands International Inc	1,594	116
Revolve Group Inc, Cl A *	2,223	51
RH *	45	7
Rivian Automotive Inc, Cl A *	1,274	22
Ross Stores Inc	582	124
Royal Caribbean Cruises Ltd	2,969	943
Sally Beauty Holdings Inc *	2,794	40
Service Corp International/US	250	19
Shake Shack Inc, Cl A *	157	9
Signet Jewelers Ltd	1,372	118
Six Flags Entertainment Corp *	144	3
Somnigroup International Inc	1,393	109
Sonos Inc *	7,451	101
Standard Motor Products Inc	943	37

2	New Covenant Funds

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Starbucks Corp	15,798	$1,614
Steven Madden Ltd	1,178	50
Stitch Fix Inc, Cl A *	1,021	4
Strategic Education Inc	331	25
Stride Inc *	348	30
Tapestry Inc	716	105
Taylor Morrison Home Corp, Cl A *	1,595	114
Tesla Inc *	24,339	10,237
Texas Roadhouse Inc, Cl A	561	108
Thor Industries Inc	106	8
TJX Cos Inc/The	5,695	863
Toll Brothers Inc	269	44
TopBuild Corp *	203	72
Tractor Supply Co	11,885	376
Travel + Leisure Co	307	23
Ulta Beauty Inc *	279	126
Under Armour Inc, Cl C *	556	3
United Parks & Resorts Inc *	251	12
Upbound Group Inc, Cl A	1,764	37
Urban Outfitters Inc *	417	30
Vail Resorts Inc	46	6
Valvoline Inc *	7,878	312
Versigent PLC *	616	26
VF Corp	4,023	67
Victoria's Secret & Co *	212	18
Visteon Corp	85	8
Wayfair Inc, Cl A *	320	30
Wendy's Co/The	11,419	95
Whirlpool Corp	638	25
Williams-Sonoma Inc	320	75
Wingstop Inc	363	63
Winnebago Industries Inc	191	6
Wolverine World Wide Inc	1,511	25
Wyndham Hotels & Resorts Inc	189	16
YETI Holdings Inc *	2,684	133
Yum! Brands Inc	7,314	1,169
		57,849
Consumer Staples — 3.9%
Andersons Inc/The	338	23
Archer-Daniels-Midland Co	5,103	390
B&G Foods Inc	862	3
BellRing Brands Inc *	136	2
BJ's Wholesale Club Holdings Inc *	1,100	96
Bunge Global SA	929	99
Campbell's Company/The	10,354	231
Casey's General Stores Inc	65	52
Chefs' Warehouse Inc/The *	1,366	131
Church & Dwight Co Inc	1,025	99
Clorox Co/The	2,716	259
Coca-Cola Co/The	36,380	2,957
Coca-Cola Consolidated Inc	450	86
Colgate-Palmolive Co	3,661	336
Conagra Brands Inc	3,435	46
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Constellation Brands Inc, Cl A	695	$97
Costco Wholesale Corp	2,990	2,797
Coty Inc, Cl A *	1,026	2
Darling Ingredients Inc *	716	39
Del Monte Corp	1,442	40
Dollar General Corp	752	86
Dollar Tree Inc *	1,320	160
Edgewell Personal Care Co	310	8
elf Beauty Inc *	1,327	98
Energizer Holdings Inc	231	5
Estee Lauder Cos Inc/The, Cl A	2,390	189
Flowers Foods Inc	555	4
General Mills Inc	13,887	483
Herbalife Ltd *	1,088	14
Hershey Co/The	2,295	403
Hormel Foods Corp	4,797	119
Ingredion Inc	1,110	105
J M Smucker Co/The	1,348	152
Kenvue Inc	4,950	95
Keurig Dr Pepper Inc	25,092	821
Kimberly-Clark Corp	925	101
Kraft Heinz Co/The	3,923	93
Kroger Co/The	1,941	108
Lamb Weston Holdings Inc	594	26
McCormick & Co Inc/MD	2,119	107
Mission Produce Inc *	559	7
Mondelez International Inc, Cl A	17,402	1,006
Monster Beverage Corp *	889	85
National Beverage Corp *	344	11
PepsiCo Inc	18,825	2,549
PriceSmart Inc	179	35
Procter & Gamble Co/The	18,050	2,647
Simply Good Foods Co/The *	2,805	37
Smithfield Foods Inc	5,024	122
Sprouts Farmers Market Inc *	623	53
Sysco Corp	1,432	120
Target Corp	6,577	859
Tyson Foods Inc, Cl A	1,410	81
US Foods Holding Corp *	2,211	226
Vita Coco Co Inc/The *	1,354	89
Vital Farms Inc *	3,246	38
Walmart Inc	33,703	3,817
		22,744
Energy — 3.1%
Antero Midstream Corp	26,635	606
Antero Resources Corp *	6,426	226
APA Corp	2,988	97
Ardmore Shipping Corp	5,335	75
Baker Hughes Co, Cl A	9,516	528
Borr Drilling Ltd *	11,900	49
Cactus Inc, Cl A	298	15
California Resources Corp	1,909	101
Calumet Inc *	3,628	131

New Covenant Funds	3

SCHEDULE OF INVESTMENTS

June 30, 2026

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Centrus Energy Corp, Cl A *	395	$66
Cheniere Energy Inc	5,758	1,376
Chord Energy Corp	983	112
CNX Resources Corp *	1,745	59
Comstock Resources Inc *	4,929	74
ConocoPhillips	19,262	2,002
Core Natural Resources Inc	338	27
Crescent Energy Co, Cl A	4,693	46
Delek US Holdings Inc	2,494	127
Devon Energy Corp	24,635	1,018
DHT Holdings Inc	1,338	22
Diamondback Energy Inc	981	172
Dorian LPG Ltd	2,360	82
DT Midstream Inc	405	59
Energy Fuels Inc/Canada *	5,052	73
EOG Resources Inc	2,919	379
EQT Corp	8,048	428
Expand Energy Corp	1,168	107
Expro Group Holdings NV *	1,529	23
FLEX LNG Ltd	2,301	65
Golar LNG Ltd	2,645	132
Green Plains Inc *	2,069	32
Halliburton Co	3,226	110
Helix Energy Solutions Group Inc *	10,917	95
Helmerich & Payne Inc	4,134	135
HF Sinclair Corp	1,944	135
Innovex International Inc *	1,072	27
International Seaways Inc	329	25
Kinder Morgan Inc	50,177	1,604
Kinetik Holdings Inc, Cl A	2,668	129
Kodiak Gas Services Inc	1,707	128
Kosmos Energy Ltd *	42,468	90
Magnolia Oil & Gas Corp, Cl A	1,806	46
Murphy Oil Corp	449	15
Nabors Industries Ltd *	367	31
NextDecade Corp *	10,122	76
Noble Corp PLC	1,325	49
Nordic American Tankers Ltd	3,610	20
NOV Inc	482	9
Occidental Petroleum Corp	5,198	252
ONEOK Inc	10,887	947
Ovintiv Inc	2,011	106
Patterson-UTI Energy Inc	4,952	45
PBF Energy Inc, Cl A	316	14
Peabody Energy Corp	612	14
Permian Resources Corp, Cl A	5,216	96
Range Resources Corp	2,839	106
RPC Inc	1,226	7
Sable Offshore Corp *	4,472	14
Scorpio Tankers Inc	270	19
SLB Ltd	28,794	1,339
SM Energy Co	1,100	29
Talos Energy Inc *	10,408	134
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Targa Resources Corp	443	$119
TechnipFMC PLC	1,718	114
Teekay Corp Ltd	10,391	104
Teekay Tankers Ltd, Cl A	1,755	114
Texas Pacific Land Corp	1,593	697
Transocean Ltd *	20,466	100
Uranium Energy Corp *	28,660	306
Valaris Ltd *	739	54
VIPER ENERGY INC, Cl A	2,065	88
Vitesse Energy Inc	272	4
Weatherford International PLC	1,190	97
Williams Cos Inc/The	25,224	1,875
		17,827
Financials — 12.2%
Adamas Trust Inc ‡	1,944	18
Affiliated Managers Group Inc	362	123
Affirm Holdings Inc, Cl A *	1,546	126
Aflac Inc	1,015	119
AGNC Investment Corp ‡	2,838	31
Allstate Corp/The	508	121
Ally Financial Inc	1,575	72
Amalgamated Financial Corp	2,110	97
American Express Co	7,332	2,480
American Financial Group Inc/OH	89	12
American International Group Inc	1,586	118
Ameriprise Financial Inc	1,250	573
AMERISAFE Inc	743	25
Annaly Capital Management Inc ‡	655	15
Aon PLC, Cl A	3,474	1,152
Apollo Commercial Real Estate Finance Inc ‡	2,686	29
Apollo Global Management Inc	1,936	229
Arch Capital Group Ltd *	1,254	122
Ares Management Corp, Cl A	632	70
Arthur J Gallagher & Co	839	193
Artisan Partners Asset Management Inc, Cl A	1,589	55
Associated Banc-Corp	4,274	132
Assurant Inc	87	23
Assured Guaranty Ltd	994	80
Atlantic Union Bankshares Corp	2,517	107
Axis Capital Holdings Ltd	825	89
Axos Financial Inc *	310	30
Banc of California Inc	843	17
Bank of America Corp	49,763	2,836
Bank of Hawaii Corp	1,051	86
Bank of Marin Bancorp	1,079	30
Bank of New York Mellon Corp/The	1,779	257
Bank of NT Butterfield & Son Ltd/The	1,324	79
Bank OZK	366	19
BankUnited Inc	346	17
Banner Corp	851	57
Beacon Financial Corp	1,501	46

4	New Covenant Funds

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Berkshire Hathaway Inc, Cl B *	13,787	$6,899
BlackRock Inc	926	890
Blackstone Inc	2,809	331
Block Inc, Cl A *	1,553	118
BOK Financial Corp	568	79
Bread Financial Holdings Inc	1,335	145
Brighthouse Financial Inc *	268	17
Brown & Brown Inc	290	19
Capital One Financial Corp	3,393	681
Capitol Federal Financial Inc	3,529	30
Carlyle Group Inc/The	923	39
Cass Information Systems Inc	865	44
Cathay General Bancorp	1,291	80
Cboe Global Markets Inc	99	24
Central Pacific Financial Corp	1,651	63
Charles Schwab Corp/The	16,432	1,516
Chimera Investment Corp ‡	800	11
Chubb Ltd	2,108	718
Cincinnati Financial Corp	891	165
Citigroup Inc	11,307	1,583
Citizens Financial Group Inc	2,230	156
City Holding Co	607	81
CME Group Inc, Cl A	799	176
CNA Financial Corp	253	12
CNO Financial Group Inc	2,346	120
Cohen & Steers Inc	764	58
Coinbase Global Inc, Cl A *	323	47
Columbia Banking System Inc	4,557	146
Commerce Bancshares Inc/MO	1,993	115
Community Financial System Inc	710	48
ConnectOne Bancorp Inc	1,891	63
Corpay Inc *	277	92
Credit Acceptance Corp *	177	113
Cullen/Frost Bankers Inc	121	19
DigitalBridge Group Inc	7,412	117
Dime Commercial Bancshares Inc	1,467	60
Eagle Bancorp Inc	1,035	29
East West Bancorp Inc	1,036	134
Eastern Bankshares Inc	608	14
Ellington Financial Inc ‡	2,748	37
Enterprise Financial Services Corp	1,063	70
Equitable Holdings Inc	432	19
Essent Group Ltd	970	62
Euronet Worldwide Inc *	74	5
Evercore Inc, Cl A	352	120
Everest Group Ltd	179	64
EVERTEC Inc	1,569	44
F&G Annuities & Life Inc	2,635	70
FactSet Research Systems Inc	306	70
FB Financial Corp	1,250	69
Federal Agricultural Mortgage Corp, Cl C	119	24
Fidelity National Financial Inc	1,063	50
Fidelity National Information Services Inc	1,329	52
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Fifth Third Bancorp	6,898	$389
First American Financial Corp	814	56
First BanCorp/Puerto Rico	821	21
First Busey Corp	1,790	53
First Commonwealth Financial Corp	3,365	68
First Financial Bancorp	1,921	65
First Financial Bankshares Inc	1,378	48
First Hawaiian Inc	3,126	92
First Horizon Corp	5,109	131
First Interstate BancSystem Inc, Cl A	1,171	45
First Merchants Corp	1,182	52
FirstCash Holdings Inc	612	132
Fiserv Inc *	838	41
Flagstar Bank NA	317	5
Flywire Corp *	9,159	161
FNB Corp/PA	3,907	75
Franklin Resources Inc	4,744	158
Freedom Holding Corp/NV *	808	105
Genworth Financial Inc, Cl A *	10,439	99
German American Bancorp Inc	1,414	67
Global Payments Inc	842	61
Globe Life Inc	108	19
Goldman Sachs Group Inc/The	2,747	2,778
Goosehead Insurance Inc, Cl A *	215	10
HA Sustainable Infrastructure Capital Inc	3,153	123
Hancock Whitney Corp	1,142	85
Hanover Insurance Group Inc/The	124	27
Hartford Insurance Group Inc/The	1,006	133
Heritage Financial Corp/WA	1,744	52
Home BancShares Inc/AR	2,523	72
Hope Bancorp Inc	3,233	44
Horace Mann Educators Corp	1,125	58
Houlihan Lokey Inc, Cl A	192	26
Huntington Bancshares Inc/OH	13,993	248
Independent Bank Corp	580	49
Interactive Brokers Group Inc, Cl A	1,968	171
Intercontinental Exchange Inc	784	97
Invesco Ltd	4,021	106
Invesco Mortgage Capital Inc ‡	323	3
Jack Henry & Associates Inc	636	88
Jackson Financial Inc, Cl A	1,486	152
Jefferies Financial Group Inc	1,433	72
JPMorgan Chase & Co	22,514	7,370
KeyCorp	6,129	141
Kinsale Capital Group Inc	73	24
KKR & Co Inc	3,222	296
Ladder Capital Corp, Cl A ‡	9,973	99
Lazard Inc, Cl A	2,316	97
Lemonade Inc *	1,665	108
LendingTree Inc *	175	8
Lincoln National Corp	3,621	128
Loews Corp	222	25
LPL Financial Holdings Inc	869	245

New Covenant Funds	5

SCHEDULE OF INVESTMENTS

June 30, 2026

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
M&T Bank Corp	512	$122
MarketAxess Holdings Inc	144	16
Marsh & McLennan Cos Inc	2,808	468
Mastercard Inc, Cl A	6,718	3,450
Mechanics Bancorp, Cl A	309	5
Mercury General Corp	233	25
MetLife Inc	6,576	556
MFA Financial Inc ‡	1,584	15
MGIC Investment Corp	3,455	97
Moelis & Co, Cl A	461	30
Moody's Corp	2,460	1,114
Morgan Stanley	9,068	1,896
Morningstar Inc	67	10
MSCI Inc, Cl A	635	356
Nasdaq Inc	7,134	562
NBT Bancorp Inc	1,213	60
NCR Atleos Corp *	167	7
Nelnet Inc, Cl A	145	19
NMI Holdings Inc, Cl A *	1,470	60
Northern Trust Corp	835	145
Northfield Bancorp Inc	2,868	42
NU Holdings Ltd/Cayman Islands, Cl A *	6,991	93
OFG Bancorp	2,119	104
Old National Bancorp/IN	5,093	132
Old Republic International Corp	2,755	113
OneMain Holdings Inc, Cl A	258	16
Orchid Island Capital Inc, Cl A ‡	3,472	24
Palomar Holdings Inc, Cl A *	145	18
Pathward Financial Inc	266	23
PayPal Holdings Inc	1,579	68
PennyMac Financial Services Inc	833	73
PennyMac Mortgage Investment Trust ‡	8,462	95
Pinnacle Financial Partners Inc	1,570	158
PNC Financial Services Group Inc/The	1,163	286
Popular Inc	1,004	165
PRA Group Inc *	1,320	25
Primerica Inc	323	92
Principal Financial Group Inc	662	71
PROG Holdings Inc	832	39
Progressive Corp/The	7,459	1,629
Prosperity Bancshares Inc	1,192	87
Provident Financial Services Inc	4,392	104
Prudential Financial Inc	974	105
Radian Group Inc	1,924	73
Raymond James Financial Inc	615	94
Redwood Trust Inc ‡	2,992	14
Regions Financial Corp	33,023	997
Reinsurance Group of America Inc, Cl A	578	123
RenaissanceRe Holdings Ltd	69	22
Renasant Corp	1,366	58
Repay Holdings Corp, Cl A *	7,436	31
Rithm Capital Corp ‡	1,403	13
RLI Corp	1,090	64
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Robinhood Markets Inc, Cl A *	4,467	$448
Rocket Cos Inc, Cl A *	4,048	64
Root Inc/OH, Cl A *	806	45
S&P Global Inc	4,831	1,968
Seacoast Banking Corp of Florida	1,616	54
ServisFirst Bancshares Inc	187	16
SLM Corp	3,705	96
SoFi Technologies Inc *	4,801	86
SOUTHSTATE BANK CORP	724	72
Starwood Property Trust Inc ‡	2,000	33
State Street Corp	8,941	1,516
StepStone Group Inc, Cl A	1,643	68
Stifel Financial Corp	368	26
Synchrony Financial	4,720	359
T Rowe Price Group Inc	2,147	244
Texas Capital Bancshares Inc	822	85
TFS Financial Corp	573	10
Toast Inc, Cl A *	2,222	62
TPG Inc, Cl A	1,811	73
TPG RE Finance Trust Inc ‡	2,439	20
Tradeweb Markets Inc, Cl A	805	80
Travelers Cos Inc/The	4,033	1,331
TriCo Bancshares	1,219	66
Triumph Financial Inc *	822	63
Truist Financial Corp	2,395	119
Trustmark Corp	1,410	65
Two Harbors Investment Corp ‡	1,597	20
UMB Financial Corp	826	118
Univest Financial Corp	1,820	80
Unum Group	1,638	146
Upstart Holdings Inc *	1,290	46
US Bancorp	4,129	249
Valley National Bancorp	4,269	63
Victory Capital Holdings Inc, Cl A	1,631	137
Virtu Financial Inc, Cl A	1,971	117
Visa Inc, Cl A	17,051	5,850
Voya Financial Inc	1,543	140
W R Berkley Corp	370	26
Walker & Dunlop Inc	749	41
Washington Trust Bancorp Inc	924	34
Webster Financial Corp	2,008	153
Wells Fargo & Co	18,240	1,507
Westamerica BanCorp	731	43
Western Alliance Bancorp	1,154	95
Western Union Co/The	425	3
WEX Inc *	55	8
Willis Towers Watson PLC	907	237
Wintrust Financial Corp	708	114
XP Inc, Cl A	3,989	65
Zions Bancorp NA	1,771	123
		70,919
Health Care — 9.9%
Abbott Laboratories	11,993	1,088

6	New Covenant Funds

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
AbbVie Inc	17,641	$4,439
Acadia Healthcare Co Inc *	220	6
AdaptHealth Corp, Cl A *	2,632	27
Adaptive Biotechnologies Corp *	1,704	37
Addus HomeCare Corp *	495	50
Agilent Technologies Inc	765	102
Agios Pharmaceuticals Inc *	1,062	39
Align Technology Inc *	311	52
Alkermes PLC *	2,433	127
Alnylam Pharmaceuticals Inc *	562	169
Amgen Inc	5,307	1,922
AMN Healthcare Services Inc *	832	27
AnaptysBio Inc *	1,908	129
Anika Therapeutics Inc *	920	13
Arcturus Therapeutics Holdings Inc *	483	3
Arrowhead Pharmaceuticals Inc *	251	20
Arvinas Inc *	1,298	11
Astrana Health Inc *	344	16
AtriCure Inc *	1,029	29
Atrium Therapeutics Inc *	160	2
Avanos Medical Inc *	301	7
Avantor Inc *	1,656	16
Azenta Inc *	207	5
Baxter International Inc	4,863	104
Becton Dickinson & Co	542	82
BioCryst Pharmaceuticals Inc *	1,030	10
Biogen Inc *	681	147
Biohaven Ltd *	45	1
BioLife Solutions Inc *	2,163	61
BioMarin Pharmaceutical Inc *	1,042	60
Bio-Rad Laboratories Inc, Cl A *	32	9
Bio-Techne Corp	212	15
Boston Scientific Corp *	16,399	700
Bridgebio Pharma Inc *	241	18
Bristol-Myers Squibb Co	12,713	733
Brookdale Senior Living Inc *	7,397	119
Cardinal Health Inc	998	237
CareDx Inc *	4,535	129
Castle Biosciences Inc *	730	17
Catalyst Pharmaceuticals Inc *	4,583	144
Cencora Inc, Cl A	589	167
Centene Corp *	4,805	308
Charles River Laboratories International Inc *	77	17
Cigna Group/The	4,207	1,160
Collegium Pharmaceutical Inc *	2,915	106
Cooper Cos Inc/The *	944	68
Corcept Therapeutics Inc *	1,695	147
CorVel Corp *	375	23
CryoPort Inc *	871	14
CVS Health Corp	5,409	560
Cytokinetics Inc *	1,159	99
Danaher Corp	6,994	1,332
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
DaVita Inc *	160	$36
Denali Therapeutics Inc *	2,631	68
DENTSPLY SIRONA Inc	3,113	33
Dexcom Inc *	3,388	228
Doximity Inc, Cl A *	1,684	35
Edwards Lifesciences Corp *	8,484	767
Elanco Animal Health Inc *	398	10
Elevance Health Inc	3,452	1,335
Eli Lilly & Co	6,903	8,280
Embecta Corp	887	3
Enanta Pharmaceuticals Inc *	785	11
Encompass Health Corp	164	17
Enovis Corp *	485	10
Envista Holdings Corp *	317	8
Exelixis Inc *	2,898	158
First Tracks Biotherapeutics Inc *	1,908	38
Fortrea Holdings Inc *	515	9
Fulgent Genetics Inc *	853	18
GE HealthCare Technologies Inc	153	10
Gilead Sciences Inc	13,426	1,696
Glaukos Corp *	167	23
Globus Medical Inc, Cl A *	179	14
GRAIL Inc *	352	24
Guardant Health Inc *	1,065	160
Haemonetics Corp *	195	15
Halozyme Therapeutics Inc *	1,555	122
HCA Healthcare Inc	566	221
HealthEquity Inc *	673	61
Henry Schein Inc *	1,546	129
Humana Inc	242	96
Ideaya Biosciences Inc *	4,068	152
IDEXX Laboratories Inc *	707	372
Illumina Inc *	1,115	196
Incyte Corp *	1,063	121
Innoviva Inc *	3,557	81
Inogen Inc *	706	5
Insmed Inc *	1,356	145
Insulet Corp *	65	10
Integer Holdings Corp *	625	58
Integra LifeSciences Holdings Corp *	188	3
Intellia Therapeutics Inc *	1,231	21
Intuitive Surgical Inc *	4,209	1,674
Ionis Pharmaceuticals Inc *	782	62
Iovance Biotherapeutics Inc *	1,433	6
IQVIA Holdings Inc *	491	95
iRhythm Holdings Inc *	210	25
Jazz Pharmaceuticals PLC *	616	148
Johnson & Johnson	24,391	6,195
Kodiak Sciences Inc *	1,218	47
Krystal Biotech Inc *	357	133
Kura Oncology Inc *	3,438	38
Labcorp Holdings Inc	515	144
Lantheus Holdings Inc *	997	111

New Covenant Funds	7

SCHEDULE OF INVESTMENTS

June 30, 2026

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Ligand Pharmaceuticals Inc *	462	$146
LivaNova PLC *	657	54
McKesson Corp	576	435
Medtronic PLC	15,259	1,194
MeiraGTx Holdings PLC *	4,240	57
Merck & Co Inc	28,799	3,701
Mettler-Toledo International Inc *	80	102
Moderna Inc *	3,544	248
Myriad Genetics Inc *	1,860	11
Natera Inc *	543	147
Neogen Corp *	300	3
Neurocrine Biosciences Inc *	717	121
Novavax Inc *	816	8
Novocure Ltd *	905	14
NRC Health	779	17
OmniAb Inc, Cl W *	2,263	6
Omnicell Inc *	466	19
Option Care Health Inc *	648	14
OraSure Technologies Inc *	6,042	27
Organon & Co	649	9
Pediatrix Medical Group Inc *	417	11
Pennant Group Inc/The *	1,609	59
Penumbra Inc *	72	23
Perrigo Co PLC	211	2
Pfizer Inc	67,874	1,634
Phreesia Inc *	361	4
Praxis Precision Medicines Inc *	351	118
Protagonist Therapeutics Inc *	1,083	133
Prothena Corp PLC *	5,314	52
PTC Therapeutics Inc *	1,021	83
QIAGEN NV	2,093	82
Quest Diagnostics Inc	556	118
Recursion Pharmaceuticals Inc, Cl A *	19,169	70
Regeneron Pharmaceuticals Inc	1,105	689
REGENXBIO Inc *	456	5
Relay Therapeutics Inc *	11,508	215
Repligen Corp *	553	75
ResMed Inc	459	89
Revolution Medicines Inc *	1,050	197
Revvity Inc	120	13
Rhythm Pharmaceuticals Inc *	1,158	129
Rocket Pharmaceuticals Inc *	932	3
Sarepta Therapeutics Inc *	87	2
Savara Inc *	20,653	127
Simulations Plus Inc *	1,477	27
Solventum Corp *	1,703	131
STAAR Surgical Co *	2,233	64
STERIS PLC	501	105
Stryker Corp	2,003	631
Summit Therapeutics Inc *	4,901	71
Supernus Pharmaceuticals Inc *	2,174	101
Tactile Systems Technology Inc *	728	22
Tandem Diabetes Care Inc *	144	2
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Teleflex Inc	486	$62
Tenet Healthcare Corp *	564	106
Theravance Biopharma Inc *	2,200	37
Thermo Fisher Scientific Inc	2,892	1,450
TransMedics Group Inc *	804	53
Travere Therapeutics Inc *	2,182	124
Trevi Therapeutics Inc *	11,314	211
Twist Bioscience Corp *	606	62
Ultragenyx Pharmaceutical Inc *	1,143	38
United Therapeutics Corp *	559	303
UnitedHealth Group Inc	5,988	2,489
Universal Health Services Inc, Cl B	80	12
US Physical Therapy Inc	428	29
Utah Medical Products Inc	515	36
Varex Imaging Corp *	1,631	17
Vaxcyte Inc *	1,042	61
Veeva Systems Inc, Cl A *	1,157	205
Vericel Corp *	1,218	54
Vertex Pharmaceuticals Inc *	2,599	1,291
Viatris Inc, Cl W	1,277	20
Viking Therapeutics Inc *	1,343	52
Waters Corp *	330	124
West Pharmaceutical Services Inc	250	90
Xencor Inc *	1,686	27
Zimmer Biomet Holdings Inc	1,054	91
Zoetis Inc, Cl A	3,605	259
		57,123
Industrials — 9.7%
3M Co	1,210	196
A O Smith Corp	1,708	107
AAON Inc	288	37
ABM Industries Inc	3,427	152
ACCO Brands Corp	5,214	22
Acuity Inc	84	32
AEBI SCHMIDT HOLDING AG	446	6
AerSale Corp *	15,680	99
AGCO Corp	149	18
Alamo Group Inc	86	14
Alaska Air Group Inc *	2,673	140
Albany International Corp, Cl A	1,310	98
Allegion PLC	855	120
Allient Inc	2,036	210
Allison Transmission Holdings Inc	1,098	124
American Airlines Group Inc *	405	7
AMETEK Inc	794	192
API Group Corp *	2,617	111
Apogee Enterprises Inc	1,229	56
Applied Industrial Technologies Inc	492	166
ArcBest Corp	336	48
Archer Aviation Inc, Cl A *	8,254	39
Arcosa Inc	1,128	164
Argan Inc	202	161
Armstrong World Industries Inc	161	26

8	New Covenant Funds

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Array Technologies Inc *	7,510	$56
Astec Industries Inc	204	12
Astronics Corp *	1,471	120
Astronics Corp, Cl B *	294	22
ATI Inc *	1,143	225
Atkore Inc	453	34
Atmus Filtration Technologies Inc	1,767	90
Automatic Data Processing Inc	6,965	1,560
Avis Budget Group Inc *	445	66
Axon Enterprise Inc *	1,902	1,066
AZZ Inc	1,071	166
Bloom Energy Corp, Cl A *	2,476	749
Brink's Co/The	540	51
Broadridge Financial Solutions Inc	469	64
Cadre Holdings Inc	2,729	78
Carlisle Cos Inc	311	113
Carpenter Technology Corp	497	307
Carrier Global Corp	6,184	454
Casella Waste Systems Inc, Cl A *	794	77
CBIZ Inc *	1,206	39
CECO Environmental Corp *	1,494	136
CH Robinson Worldwide Inc	148	28
Chart Industries Inc *	576	120
Cimpress PLC *	398	40
Cintas Corp	6,448	1,097
Clarivate PLC *	11,944	26
Clean Harbors Inc *	137	41
CNH Industrial NV	7,547	85
Comfort Systems USA Inc	63	125
Concentrix Corp	387	9
Construction Partners Inc, Cl A *	391	46
Copart Inc *	5,136	145
Core & Main Inc, Cl A *	1,715	83
Crane Co	135	30
CSW Industrials Inc	116	32
CSX Corp	22,090	1,050
Cummins Inc	2,882	2,055
Custom Truck One Source Inc *	10,657	126
Deere & Co	3,808	2,416
Delta Air Lines Inc	2,139	200
Deluxe Corp	981	23
Distribution Solutions Group Inc *	3,044	83
DNOW Inc *	7,772	101
Donaldson Co Inc	202	18
Dover Corp	383	86
Dycom Industries Inc *	268	136
EMCOR Group Inc	172	143
Emerson Electric Co	1,464	210
Energy Recovery Inc *	5,869	53
Enerpac Tool Group Corp, Cl A	2,369	85
EnerSys	664	155
Enovix Corp *	4,020	24
Enpro Inc	340	128
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Eos Energy Enterprises Inc *	7,025	$41
Equifax Inc	64	10
Esab Corp	485	48
ESCO Technologies Inc	382	134
Eve Holding Inc *	20,585	52
Everus Construction Group Inc *	97	16
ExlService Holdings Inc *	680	18
Expeditors International of Washington Inc	746	122
Exponent Inc	135	8
Fastenal Co	484	23
Federal Signal Corp	1,042	134
FedEx Corp	391	122
Fedex Freight Holding Co Inc *	196	30
Ferguson Enterprises Inc	582	138
Firefly Aerospace Inc *	2,872	84
Flowserve Corp	239	18
Fluence Energy Inc, Cl A *	5,301	105
Fortune Brands Innovations Inc	174	10
Forward Air Corp *	144	2
Franklin Electric Co Inc	180	19
FTAI Aviation Ltd	606	164
FTI Consulting Inc *	443	66
Gates Industrial Corp PLC *	886	25
GE Vernova Inc	2,450	2,878
Generac Holdings Inc *	203	59
General Electric Co	9,855	3,683
Genpact Ltd	5,562	153
Gibraltar Industries Inc *	164	7
Graco Inc	223	17
Granite Construction Inc	807	128
Greenbrier Cos Inc/The	1,583	78
GXO Logistics Inc *	1,041	53
Healthcare Services Group Inc *	422	10
Helios Technologies Inc	1,091	97
Herc Holdings Inc	1,012	145
Hertz Global Holdings Inc *	15,111	34
Hexcel Corp	13,176	1,318
HNI Corp	1,912	77
Howmet Aerospace Inc	7,827	2,104
Hubbell Inc, Cl B	78	41
Huron Consulting Group Inc *	801	72
ICF International Inc	545	40
IDEX Corp	68	15
Illinois Tool Works Inc	700	189
Ingersoll Rand Inc	11,165	915
Insperity Inc	592	24
Interface Inc, Cl A	3,174	114
Intuitive Machines Inc, Cl A *	6,557	140
ITT Inc	918	182
JB Hunt Transport Services Inc	437	126
JBT Marel Corp	439	64
JetBlue Airways Corp *	837	5
Joby Aviation Inc *	6,719	60

New Covenant Funds	9

SCHEDULE OF INVESTMENTS

June 30, 2026

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Johnson Controls International PLC	8,308	$1,214
Kadant Inc	65	20
Karman Holdings Inc *	1,517	76
Kelly Services Inc, Cl A	2,214	27
Kennametal Inc	1,343	47
Kforce Inc	444	21
Kirby Corp *	1,032	140
Knight-Swift Transportation Holdings Inc, Cl A	1,357	106
Korn Ferry	1,193	79
Landstar System Inc	83	17
Lennox International Inc	44	25
Lincoln Electric Holdings Inc	1,027	273
Lindsay Corp	91	11
Liquidity Services Inc *	2,249	88
Loar Holdings Inc *	1,413	114
Louisiana-Pacific Corp	1,155	91
Luxfer Holdings PLC	3,194	58
Lyft Inc, Cl A *	7,511	110
ManpowerGroup Inc	3,586	121
Marten Transport Ltd	592	10
Masco Corp	245	20
MasTec Inc *	289	120
Masterbrand Inc *	2,548	26
Matson Inc	1,273	245
Maximus Inc	682	37
McGrath RentCorp	666	81
Middleby Corp/The *	103	18
MillerKnoll Inc	2,900	59
Modine Manufacturing Co *	400	107
MSC Industrial Direct Co Inc, Cl A	1,115	133
Mueller Industries Inc	1,102	135
NANO Nuclear Energy Inc *	3,038	64
Nextpower Inc, Cl A *	1,774	211
Nordson Corp	403	122
Norfolk Southern Corp	2,628	827
NuScale Power Corp *	3,629	36
nVent Electric PLC	457	78
Old Dominion Freight Line Inc	84	18
Omega Flex Inc	70	2
Onterris Inc *	4,353	88
OPENLANE Inc *	2,303	95
Oshkosh Corp	841	129
Otis Worldwide Corp	2,457	176
Owens Corning	4,032	641
PACCAR Inc	1,004	121
Parker-Hannifin Corp	533	521
Paychex Inc	948	93
Paycom Software Inc	194	24
Paylocity Holding Corp *	417	44
Pentair PLC	245	19
Pitney Bowes Inc	7,201	126
Planet Labs PBC *	2,891	96
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Plug Power Inc *	41,383	$112
Powell Industries Inc	402	115
Primoris Services Corp	784	78
Proto Labs Inc *	91	7
Quanta Services Inc	911	656
QXO Inc *	5,000	86
RB Global Inc	132	15
RBC Bearings Inc *	64	41
Red Cat Holdings Inc *	6,884	73
Redwire Corp *	4,787	59
Regal Rexnord Corp	573	136
Republic Services Inc, Cl A	969	206
Resideo Technologies Inc *	3,442	107
Robert Half Inc	806	25
ROCKET LAB CORP *	5,866	596
Rockwell Automation Inc	1,620	802
Rollins Inc	2,503	104
RXO Inc *	1,041	29
Ryder System Inc	637	168
Saia Inc *	96	40
Satellogic Inc, Cl A *	11,814	68
Schneider National Inc, Cl B	521	19
Sensata Technologies Holding PLC	4,273	204
Shoals Technologies Group Inc, Cl A *	12,979	128
Simpson Manufacturing Co Inc	643	135
SiteOne Landscape Supply Inc *	361	41
Snap-on Inc	318	128
Southwest Airlines Co	322	17
SPX Technologies Inc *	999	245
SS&C Technologies Holdings Inc	1,500	93
StandardAero Inc *	4,500	135
Standex International Corp	421	151
Stanley Black & Decker Inc	1,349	127
Sterling Infrastructure Inc *	474	398
Sunrun Inc *	1,979	26
Tennant Co	639	56
Terex Corp	341	25
Tetra Tech Inc	2,820	81
TIC Solutions Inc *	931	8
Timken Co/The	204	30
Toro Co/The	1,175	114
Trane Technologies PLC	2,367	1,163
TransUnion	135	10
Trex Co Inc *	1,134	57
TriNet Group Inc	877	43
Trinity Industries Inc	511	18
TrueBlue Inc *	6,393	45
Tutor Perini Corp	1,345	112
Uber Technologies Inc *	14,717	1,062
UFP Industries Inc	196	18
U-Haul Holding Co *	28	2
U-Haul Holding Co, Cl B	252	15
UniFirst Corp/MA	235	62

10	New Covenant Funds

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Union Pacific Corp	4,000	$1,088
United Airlines Holdings Inc *	289	39
United Parcel Service Inc, Cl B	1,814	195
United Rentals Inc	1,306	1,480
Upwork Inc *	3,753	31
Valmont Industries Inc	76	44
Veralto Corp	1,397	124
Verisk Analytics Inc, Cl A	1,729	310
Vertiv Holdings Co, Cl A	2,378	796
Vestis Corp *	130	2
Vicor Corp *	425	161
Voyager Technologies Inc, Cl A *	3,848	124
Wabash National Corp	3,217	43
Waste Management Inc	6,467	1,441
Watsco Inc	52	22
Watts Water Technologies Inc, Cl A	507	198
WESCO International Inc	2,144	741
Westinghouse Air Brake Technologies Corp	465	125
WillScot Holdings Corp, Cl A	590	17
Worthington Enterprises Inc	223	12
WW Grainger Inc	932	1,268
X-Energy Inc, Cl A *	6,105	112
XPO Inc *	492	101
Xylem Inc/NY	8,239	974
York Space Systems Inc *	4,627	114
Zurn Elkay Water Solutions Corp	1,629	82
		56,141
Information Technology — 35.3%
8x8 Inc *	2,725	5
Accenture PLC, Cl A	8,189	1,019
ACI Worldwide Inc *	1,373	69
Adeia Inc	2,351	77
Adobe Inc *	4,882	1,001
ADTRAN Holdings Inc *	979	14
Advanced Micro Devices Inc *	14,789	8,591
Agilysys Inc *	323	34
Akamai Technologies Inc *	3,151	372
Alarm.com Holdings Inc *	1,192	56
Allegro MicroSystems Inc *	2,638	184
Ambarella Inc *	160	14
Amdocs Ltd	1,366	69
Amkor Technology Inc	1,373	118
Amphenol Corp, Cl A	6,663	1,175
Analog Devices Inc	2,612	1,037
Appian Corp, Cl A *	1,246	29
Apple Inc	116,298	33,652
Applied Digital Corp *	2,756	103
Applied Materials Inc	8,194	5,924
Applied Optoelectronics Inc *	689	102
AppLovin Corp, Cl A *	1,260	649
Arista Networks Inc *	5,405	918
Arlo Technologies Inc *	7,542	102
Arrow Electronics Inc *	1,149	245
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Asana Inc, Cl A *	3,091	$22
Astera Labs Inc *	656	317
Atlassian Corp, Cl A *	76	6
Autodesk Inc *	2,496	485
Avnet Inc	325	29
Axcelis Technologies Inc *	631	120
Badger Meter Inc	484	72
Belden Inc	155	19
Benchmark Electronics Inc	1,447	143
Bentley Systems Inc, Cl B	1,422	43
BILL Holdings Inc *	185	7
Blackbaud Inc *	629	19
BlackLine Inc *	185	5
Box Inc, Cl A *	539	14
Broadcom Inc	37,625	14,213
Cadence Design Systems Inc *	3,414	1,281
Calix Inc *	1,804	67
CDW Corp/DE	806	113
Cerence Inc *	493	6
Ciena Corp *	1,223	600
Cipher Digital Inc *	4,394	108
Circle Internet Group Inc, Cl A *	1,640	103
Cirrus Logic Inc *	640	95
Cisco Systems Inc	42,103	4,945
Cloudflare Inc, Cl A *	493	121
Cognex Corp	203	15
Cognizant Technology Solutions Corp, Cl A	1,661	64
Coherent Corp *	682	269
Commerce.com Inc *	3,803	11
CommVault Systems Inc *	219	31
Consensus Cloud Solutions Inc *	180	7
CoreWeave Inc, Cl A *	2,132	212
Corning Inc	6,104	1,559
Crane NXT Co	135	7
Credo Technology Group Holding Ltd *	452	123
Crowdstrike Holdings Inc, Cl A *	1,234	942
CTS Corp	301	20
Datadog Inc, Cl A *	1,589	414
Dell Technologies Inc, Cl C	1,387	598
DocuSign Inc, Cl A *	1,618	72
Dolby Laboratories Inc, Cl A	731	38
Domo Inc, Cl B *	297	1
Dropbox Inc, Cl A *	2,914	80
D-Wave Quantum Inc *	3,215	77
Dynatrace Inc *	465	20
Elastic NV *	183	10
Enphase Energy Inc *	60	3
Everforth Inc *	146	3
Everpure Inc, Cl A *	685	54
Extreme Networks Inc *	4,187	136
F5 Inc *	389	162
Fabrinet *	160	90
Fair Isaac Corp *	16	19

New Covenant Funds	11

SCHEDULE OF INVESTMENTS

June 30, 2026

New Covenant Growth Fund (Continued)

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK†† (continued)
Fastly Inc, Cl A *	905	$17
First Solar Inc *	1,385	327
Five9 Inc *	93	2
Flex Ltd *	2,086	338
FormFactor Inc *	353	56
Fortinet Inc *	5,251	807
Gartner Inc *	224	29
Gen Digital Inc	4,737	118
Gitlab Inc, Cl A *	2,458	75
GLOBALFOUNDRIES Inc	1,732	143
Globant SA *	271	8
GoDaddy Inc, Cl A *	1,102	94
Guidewire Software Inc *	894	110
Hackett Group Inc/The	3,129	34
HubSpot Inc *	322	59
Hut 8 Corp *	959	111
Insight Enterprises Inc *	132	16
Intel Corp *	38,626	5,393
InterDigital Inc	626	177
International Business Machines Corp	9,111	2,562
Intuit Inc	3,309	864
IonQ Inc *	1,420	76
IPG Photonics Corp *	558	65
IREN Ltd *	2,363	108
Itron Inc *	588	51
Jabil Inc	665	256
Keysight Technologies Inc *	4,930	1,726
Kimball Electronics Inc *	2,142	55
KLA Corp	13,220	3,989
Knowles Corp *	2,314	96
Kulicke & Soffa Industries Inc	764	102
Kyndryl Holdings Inc *	2,624	30
Lam Research Corp	12,536	5,432
Lattice Semiconductor Corp *	369	56
Littelfuse Inc	60	27
Lumentum Holdings Inc *	660	566
Manhattan Associates Inc *	522	73
MARA Holdings Inc *	3,468	48
Marvell Technology Inc	7,143	2,128
Methode Electronics Inc	9,869	187
Microchip Technology Inc	1,268	116
Micron Technology Inc	9,194	10,613
Microsoft Corp	62,477	23,305
MKS Inc	103	46
MongoDB Inc, Cl A *	574	193
Monolithic Power Systems Inc	64	88
N-able Inc/US *	317	1
nCino Inc *	3,450	56
NCR Voyix Corp *	334	3
NetApp Inc	1,006	156
NETGEAR Inc *	3,441	80
NetScout Systems Inc *	2,073	90
Novanta Inc *	98	16

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK†† (continued)
Nutanix Inc, Cl A *	359	$18
NVIDIA Corp	189,651	37,947
Okta Inc, Cl A *	812	111
ON Semiconductor Corp *	1,757	166
OneSpan Inc	6,246	90
Oracle Corp	16,406	2,404
OSI Systems Inc *	497	109
PagerDuty Inc *	1,821	18
Palantir Technologies Inc, Cl A *	15,379	1,794
Palo Alto Networks Inc *	7,672	2,616
Pegasystems Inc	300	9
Plexus Corp *	385	116
Power Integrations Inc	196	16
Procore Technologies Inc *	1,013	41
Progress Software Corp *	1,206	41
PTC Inc *	677	77
Qnity Electronics Inc	680	111
Qorvo Inc *	100	9
QUALCOMM Inc	10,218	1,888
Qualys Inc *	591	81
Rambus Inc *	1,298	172
Rapid7 Inc *	393	3
RingCentral Inc, Cl A	699	27
Riot Platforms Inc *	3,379	93
Rogers Corp *	392	64
Roper Technologies Inc	193	65
Salesforce Inc	5,945	931
Sandisk Corp *	1,144	2,600
Sanmina Corp *	189	48
ScanSource Inc *	1,292	67
Semtech Corp *	1,000	162
ServiceNow Inc *	11,215	1,113
Silicon Laboratories Inc *	437	96
Skyworks Solutions Inc	308	21
Snowflake Inc, Cl A *	2,213	563
SPS Commerce Inc *	152	9
Strategy Inc, Cl A *	438	38
Super Micro Computer Inc *	1,220	36
Synaptics Inc *	142	18
Synopsys Inc *	1,467	654
TD SYNNEX Corp	387	103
Teledyne Technologies Inc *	31	21
Teradata Corp *	2,108	73
Teradyne Inc	945	457
Terawulf Inc *	4,545	112
Texas Instruments Inc	5,653	1,685
Trimble Inc *	2,035	104
TTM Technologies Inc *	619	116
Tucows Inc, Cl A *	170	2
Twilio Inc, Cl A *	869	179
Tyler Technologies Inc *	177	52
Ubiquiti Inc	48	26
UiPath Inc, Cl A *	4,174	45

12	New Covenant Funds

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK†† (continued)
Unisys Corp *	689	$3
Unity Software Inc *	2,638	75
Universal Display Corp	847	73
Varonis Systems Inc, Cl B *	327	14
VeriSign Inc	494	124
ViaSat Inc *	693	62
Viavi Solutions Inc *	2,124	101
Vistance Networks Inc	6,681	85
Vontier Corp	4,027	117
Western Digital Corp	2,423	1,548
Workday Inc, Cl A *	2,079	255
Workiva Inc, Cl A *	1,224	59
Xperi Inc *	940	8
Zebra Technologies Corp, Cl A *	438	115
Zoom Communications Inc, Cl A *	2,001	173
Zscaler Inc *	336	47
		204,999
Materials — 2.2%
AdvanSix Inc	1,143	23
Air Products and Chemicals Inc	505	148
Albemarle Corp	752	102
Alcoa Corp	4,188	218
Amcor PLC	2,261	98
Anglogold Ashanti PLC	1,508	122
AptarGroup Inc	854	107
Ardagh Metal Packaging SA	35,612	169
Ashland Inc	152	10
Avery Dennison Corp	88	14
Avient Corp	1,216	45
Axalta Coating Systems Ltd *	3,085	106
Balchem Corp	107	18
Ball Corp	13,648	852
Cabot Corp	238	22
Celanese Corp, Cl A	93	4
CF Industries Holdings Inc	1,865	202
Chemours Co/The	2,832	58
Cleveland-Cliffs Inc *	6,197	58
Coeur Mining Inc	6,945	113
Commercial Metals Co	1,211	76
Compass Minerals International Inc *	851	26
Constellium SE, Cl A *	4,520	144
Corteva Inc	885	75
CRH PLC	1,464	157
Crown Holdings Inc	5,530	618
Dow Inc	6,392	175
DuPont de Nemours Inc	453	61
Eagle Materials Inc	126	28
Eastman Chemical Co	1,175	79
Ecolab Inc	1,333	371
Element Solutions Inc	3,720	178
FMC Corp	2,400	28
Freeport-McMoRan Inc	20,422	1,284
Graphic Packaging Holding Co	681	7

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK†† (continued)
Greif Inc, Cl A	1,122	$84
HB Fuller Co	158	9
Huntsman Corp	475	5
Ingevity Corp *	563	42
Innospec Inc	499	41
International Flavors & Fragrances Inc	2,307	183
International Paper Co	360	14
Intrepid Potash Inc *	2,952	97
James Hardie Industries PLC *	2,137	56
Knife River Corp *	96	8
Linde PLC	6,068	3,149
LyondellBasell Industries NV, Cl A	2,182	115
Martin Marietta Materials Inc	397	229
Metallus Inc *	5,421	101
Minerals Technologies Inc	182	13
Mosaic Co/The	3,590	76
MP Materials Corp *	1,514	85
Newmont Corp	14,580	1,362
Novagold Resources Inc *	1,266	8
Nucor Corp	864	192
O-I Glass Inc, Cl I *	6,696	64
Packaging Corp of America	101	24
PPG Industries Inc	1,096	133
Quaker Chemical Corp	55	9
Reliance Inc	412	154
Royal Gold Inc	512	102
Scotts Miracle-Gro Co/The	163	11
Sensient Technologies Corp	161	20
Sherwin-Williams Co/The	392	135
Smurfit WestRock PLC	336	16
Sonoco Products Co	185	10
Southern Copper Corp	288	50
Steel Dynamics Inc	545	125
Stepan Co	138	8
Sylvamo Corp	32	1
TriMas Corp	1,583	71
Tronox Holdings PLC	4,385	28
United States Lime & Minerals Inc	490	51
Vulcan Materials Co	407	120
Warrior Met Coal Inc	969	79
Westlake Corp	137	10
Worthington Steel Inc	223	7
		12,893
Real Estate — 2.2%
Acadia Realty Trust ‡	1,946	41
Agree Realty Corp ‡	736	56
Alexandria Real Estate Equities Inc ‡	846	45
American Healthcare REIT Inc ‡	2,298	120
American Homes 4 Rent, Cl A ‡	375	13
American Tower Corp, Cl A ‡	706	115
Apple Hospitality REIT Inc ‡	718	12
AvalonBay Communities Inc ‡	3,261	615
Brandywine Realty Trust ‡	14,492	46

New Covenant Funds	13

SCHEDULE OF INVESTMENTS

June 30, 2026

New Covenant Growth Fund (Continued)

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK†† (continued)
Brixmor Property Group Inc ‡	4,703	$148
BXP Inc ‡	1,468	97
Camden Property Trust ‡	125	14
CareTrust REIT Inc ‡	2,438	98
CBRE Group Inc, Cl A *	9,838	1,325
Community Healthcare Trust Inc ‡	1,136	21
Compass Inc, Cl A *	6,636	82
COPT Defense Properties ‡	3,986	145
CoStar Group Inc *	1,627	46
Cousins Properties Inc ‡	289	9
Crown Castle Inc ‡	1,133	86
CubeSmart ‡	377	15
Curbline Properties Corp ‡	1,866	57
Cushman & Wakefield Ltd *	2,593	35
DiamondRock Hospitality Co ‡	4,575	56
Digital Realty Trust Inc ‡	640	115
Douglas Emmett Inc ‡	448	5
EastGroup Properties Inc ‡	306	62
Empire State Realty Trust Inc, Cl A ‡	5,592	30
EPR Properties ‡	735	43
Equinix Inc ‡	343	358
Equity LifeStyle Properties Inc ‡	167	11
Equity Residential ‡	1,954	133
Essential Properties Realty Trust Inc ‡	2,028	60
Essex Property Trust Inc ‡	454	132
Extra Space Storage Inc ‡	634	92
Federal Realty Investment Trust ‡	114	14
First Industrial Realty Trust Inc ‡	263	16
Four Corners Property Trust Inc ‡	1,848	45
Gaming and Leisure Properties Inc ‡	283	13
Healthcare Realty Trust Inc, Cl A ‡	392	8
Healthpeak Properties Inc ‡	5,007	107
Highwoods Properties Inc ‡	247	7
Host Hotels & Resorts Inc ‡	5,040	119
Howard Hughes Holdings Inc *	795	57
Hudson Pacific Properties Inc *‡	354	5
Innovative Industrial Properties Inc, Cl A ‡	59	4
InvenTrust Properties Corp ‡	3,504	124
Invitation Homes Inc ‡	1,509	46
Iron Mountain Inc ‡	1,014	128
JBG SMITH Properties ‡	2,065	30
Jones Lang LaSalle Inc *	881	273
Kilroy Realty Corp ‡	2,593	97
Kimco Realty Corp ‡	7,790	197
Kite Realty Group Trust ‡	3,286	93
Lamar Advertising Co, Cl A ‡	1,059	165
LTC Properties Inc ‡	1,142	44
LXP Industrial Trust ‡	193	10
Macerich Co/The ‡	5,508	139
Marcus & Millichap Inc	1,380	43
Medical Properties Trust Inc ‡	2,513	12
Mid-America Apartment Communities Inc ‡	318	44
Millrose Properties Inc ‡	61	2

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK†† (continued)
NET Lease Office Properties ‡	10	$—
Newmark Group Inc, Cl A	3,753	57
Omega Healthcare Investors Inc ‡	1,229	59
Outfront Media Inc ‡	1,942	64
Park Hotels & Resorts Inc ‡	1,996	28
Pebblebrook Hotel Trust ‡	1,899	37
Piedmont Realty Trust Inc, Cl A *‡	2,333	21
Prologis Inc ‡	13,727	1,860
Public Storage ‡	384	122
Rayonier Inc ‡	2,160	46
RE/MAX Holdings Inc, Cl A *	1,292	13
Realty Income Corp ‡	2,112	131
Regency Centers Corp ‡	16,124	1,286
Rexford Industrial Realty Inc ‡	241	8
RLJ Lodging Trust ‡	2,849	34
RMR Group Inc/The, Cl A	1,095	22
Ryman Hospitality Properties Inc ‡	577	74
Sabra Health Care REIT Inc ‡	5,693	111
Safehold Inc ‡	968	15
SBA Communications Corp, Cl A ‡	684	121
Seaport Entertainment Group Inc *	88	2
Simon Property Group Inc ‡	698	156
SITE Centers Corp ‡	933	4
SL Green Realty Corp ‡	2,468	128
St Joe Co/The	460	29
STAG Industrial Inc ‡	359	14
Summit Hotel Properties Inc ‡	4,173	29
Sun Communities Inc ‡	272	33
Tanger Inc ‡	647	25
UDR Inc ‡	250	10
Urban Edge Properties ‡	2,679	61
Ventas Inc ‡	2,183	194
VICI Properties Inc, Cl A ‡	3,317	88
Vornado Realty Trust ‡	2,903	114
Welltower Inc ‡	3,308	751
Weyerhaeuser Co ‡	17,005	407
WP Carey Inc ‡	149	11
Xenia Hotels & Resorts Inc ‡	2,347	48
Zillow Group Inc, Cl A *	10,275	322
Zillow Group Inc, Cl C *	230	7
		12,722
Utilities — 2.1%
AES Corp/The	5,282	77
Alliant Energy Corp	213	16
Ameren Corp	141	16
American Electric Power Co Inc	8,825	1,207
American States Water Co	580	48
American Water Works Co Inc	2,717	358
Atmos Energy Corp	461	79
Avista Corp	2,860	117
Black Hills Corp	1,470	109
Brookfield Infrastructure Corp, Cl A	1,827	70
Brookfield Renewable Corp	2,803	104

14	New Covenant Funds

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK†† (continued)
California Water Service Group	1,995	$97
CenterPoint Energy Inc	434	19
Clearway Energy Inc, Cl C	3,662	125
CMS Energy Corp	1,445	111
Consolidated Edison Inc	7,823	865
Constellation Energy Corp	480	119
Dominion Energy Inc	2,121	145
DTE Energy Co	876	134
Duke Energy Corp	11,349	1,437
Edison International	3,288	245
Entergy Corp	1,062	122
Essential Utilities Inc	331	13
Evergy Inc	180	16
Eversource Energy	10,983	794
Exelon Corp	14,031	654
FirstEnergy Corp	1,531	73
H2O America	716	44
Hawaiian Electric Industries Inc *	249	3
IDACORP Inc, Cl Rights	108	16
MDU Resources Group Inc	386	8
MGE Energy Inc	631	51
National Fuel Gas Co	223	17
New Jersey Resources Corp	1,111	62
NextEra Energy Inc	26,367	2,314
NiSource Inc	419	20
Northwest Natural Holding Co	699	34
Northwestern Energy Group Inc	1,598	114
NRG Energy Inc	323	47
OGE Energy Corp	261	13
Oklo Inc, Cl A *	1,163	61
ONE Gas Inc	1,415	109
Ormat Technologies Inc	644	70
PG&E Corp	692	12
Pinnacle West Capital Corp	1,420	152
Portland General Electric Co	894	46
PPL Corp	2,577	94
Public Service Enterprise Group Inc	210	17
Sempra	1,258	117
Southern Co/The	3,381	324
Southwest Gas Holdings Inc	1,209	107
Talen Energy Corp *	324	125
TXNM Energy Inc	975	55
UGI Corp	253	9
Vistra Corp	3,895	618
WEC Energy Group Inc	1,179	138
Xcel Energy Inc	1,637	131
		12,098

Total Common Stock
(Cost $188,620) ($ Thousands)		576,028

	Number of	Market Value
Description	Rights	($ Thousands)
RIGHTS — 0.0%
Health Care — 0.0%
Abiomed Inc *‡‡(A)	332	$–
Holx *‡‡	927	–
Novo Nordisk AS *‡‡	913	1
Total Rights
(Cost $—) ($ Thousands)		1

	Shares
CASH EQUIVALENT — 0.4%
SEI Daily Income Trust, Government Fund, Institutional Class 3.510%**†	2,544,699	2,545
Total Cash Equivalent
(Cost $2,545) ($ Thousands)		2,545
Total Investments in Securities — 99.7%
(Cost $191,165) ($ Thousands)		$578,574

New Covenant Funds	15

SCHEDULE OF INVESTMENTS

June 30, 2026

New Covenant Growth Fund (Concluded)

A list of the open futures contracts held by the Fund at June 30, 2026, is as follows:

	Number of	Expiration	Notional Amount	Value	Unrealized
Type of Contract	Contracts	Date	(Thousands)	(Thousands)	Appreciation(Thousands)
Long Contracts
Russell 2000 Index E-Mini	3	Sep-2026	$445	$457	$12
S&P 500 Index E-Mini	6	Sep-2026	2,257	2,265	8
			$2,702	$2,722	$20

Percentages are based on Net Assets of $580,052 ($ Thousands).

‡	Real Estate Investment Trust.
‡‡	Expiration date not available.
*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of June 30, 2026.

†	Investment in Affiliated Security (see Note 3).

††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

(A)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

The following is a summary of the level of inputs used as of June 30, 2026, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)(1)		Total ($)
Common Stock	576,028	–	–		576,028
Rights	1	–	–	^	1
Cash Equivalent	2,545	–	–		2,545
Total Investments in Securities	578,574	–	–		578,574

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	20	–	–	20
Total Other Financial Instruments	20	–	–	20

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

(1)	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

^	This category includes securities with a value of $—.

The following is a summary of the Fund’s transactions with affiliates for the year ended June 30, 2026 ($ Thousands):

Security Description	Value 6/30/2025	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 6/30/2026	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$5,913	$41,529	$(44,897)	$—	$—	$2,545	$161	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

16	New Covenant Funds

SCHEDULE OF INVESTMENTS

June 30, 2026

New Covenant Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES — 45.0%
Agency Mortgage-Backed Obligations — 36.5%
FHLMC
6.500%, 12/01/2035	$160	$166
6.074%, US0012M + 1.625%, 10/01/2046(A)	254	263
6.057%, US0012M + 1.598%, 06/01/2047(A)	149	155
6.000%, 03/01/2035	320	328
5.500%, 12/01/2036 to 03/01/2056	3,598	3,657
5.000%, 11/01/2035 to 01/01/2055	3,707	3,687
4.500%, 06/01/2038 to 05/01/2056	4,924	4,785
4.000%, 07/01/2037 to 02/01/2053	3,844	3,627
3.500%, 11/01/2042 to 11/01/2052	2,648	2,428
3.000%, 11/01/2043 to 06/01/2052	3,472	3,089
2.500%, 08/01/2030 to 01/01/2054	5,840	5,027
2.000%, 10/01/2040 to 04/01/2052	3,902	3,185
FHLMC Multifamily Structured Pass-Through Certificates, Ser 1515, Cl X1, IO
1.630%, 02/25/2035(A)	2,256	203
FHLMC Multifamily Structured Pass-Through Certificates, Ser K118, Cl X1, IO
1.035%, 09/25/2030(A)	13,349	443
FHLMC Multifamily Structured Pass-Through Certificates, Ser K740, Cl X1, IO
0.804%, 09/25/2027(A)	7,598	49
FHLMC Multifamily Structured Pass-Through Certificates, Ser KG06, Cl X1, IO
0.626%, 10/25/2031(A)	6,471	149
FHLMC STACR REMIC Trust, Ser 2021-DNA6, Cl M2
5.128%, SOFR30A + 1.500%, 10/25/2041(A)(B)	159	159
FHLMC STACR REMIC Trust, Ser 2022-DNA2, Cl M1A
4.928%, SOFR30A + 1.300%, 02/25/2042(A)(B)	7	7
FHLMC, Ser 2014-4391, Cl MZ
3.000%, 09/15/2044	138	125
FHLMC, Ser 2018-4813, Cl CJ
3.000%, 08/15/2048	24	21
FHLMC, Ser 2020-4980, Cl KI, IO
4.500%, 06/25/2050	346	80
FHLMC, Ser 2022-5224, Cl HL
4.000%, 04/25/2052	300	277
FHLMC, Ser 2023-5293, Cl IO, IO
2.000%, 03/25/2051	797	99
FHLMC, Ser 2024-5473, Cl BF
4.928%, SOFR30A + 1.300%, 11/25/2054(A)	348	351
FNMA
7.000%, 11/01/2037 to 11/01/2038	10	11
6.500%, 01/01/2038	11	11
6.000%, 01/01/2056	491	512

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
5.894%, US0012M + 1.700%, 03/01/2036(A)	$8	$8
5.893%, 01/01/2036(A)	17	17
5.500%, 02/01/2035 to 10/01/2055	3,653	3,708
5.000%, 07/01/2047 to 11/01/2054	6,008	5,988
4.500%, 02/01/2035 to 08/01/2058	6,709	6,516
4.000%, 09/01/2038 to 06/01/2057	8,171	7,745
3.500%, 02/01/2036 to 03/01/2057	6,439	5,971
3.000%, 07/01/2035 to 03/01/2052	4,945	4,427
2.500%, 03/01/2035 to 09/01/2061	9,942	8,621
2.000%, 07/01/2031 to 04/01/2052	7,425	6,096
FNMA TBA
5.500%, 07/01/2037	575	577
5.000%, 07/15/2056	3,250	3,193
4.500%, 07/01/2037	4,225	4,047
4.000%, 07/15/2056	3,875	3,621
3.500%, 07/15/2056	8,525	7,734
3.000%, 07/15/2056	800	697
2.500%, 08/15/2056	4,125	3,445
FNMA, Ser 2003-W2, Cl 2A9
5.900%, 07/25/2042	187	186
FNMA, Ser 2005-29, Cl ZA
5.500%, 04/25/2035	56	57
FNMA, Ser 2012-118, Cl VZ
3.000%, 11/25/2042	98	90
FNMA, Ser 2014-6, Cl Z
2.500%, 02/25/2044	120	106
FNMA, Ser 2018-74, Cl AB
3.500%, 10/25/2048	50	46
FNMA, Ser 2020-47, Cl GZ
2.000%, 07/25/2050	113	70
FNMA, Ser 2020-56, Cl AQ
2.000%, 08/25/2050	192	154
FNMA, Ser 2020-57, Cl TA
2.000%, 04/25/2050	72	64
FNMA, Ser 2023-2, Cl CI, IO
2.000%, 10/25/2050	792	100
GNMA
5.500%, 02/20/2037 to 05/20/2053	1,479	1,498
5.000%, 12/20/2038 to 11/20/2053	1,671	1,665
4.600%, 09/15/2034	498	491
4.500%, 05/20/2040 to 12/20/2050	1,274	1,251
4.000%, 01/15/2041 to 11/20/2049	1,282	1,218
3.500%, 06/20/2044 to 06/20/2052	1,175	1,069
3.000%, 03/20/2052	73	65
2.500%, 01/20/2051 to 09/20/2051	2,437	2,084
2.000%, 02/20/2052	966	792
GNMA TBA
5.500%, 07/01/2033	600	603
5.000%, 07/01/2039	800	789
4.500%, 07/15/2039	150	144
4.000%, 07/01/2039	2,700	2,509
3.500%, 07/15/2041	1,625	1,459

New Covenant Funds	17

SCHEDULE OF INVESTMENTS

June 30, 2026

New Covenant Income Fund (Continued)

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
3.000%, 07/15/2056	$400	$355
2.500%, 07/15/2056	2,525	2,156
GNMA, Ser 108, Cl IO, IO
0.971%, 06/16/2061(A)	3,092	217
GNMA, Ser 113, Cl IO, IO
1.136%, 02/16/2058(A)	3,256	193
GNMA, Ser 182, Cl IA, IO
0.700%, 06/16/2063	4,659	199
GNMA, Ser 2012-34, Cl SA, IO
2.297%, 03/20/2042(A)	12	1
GNMA, Ser 2018-168, Cl PA
4.000%, 08/20/2048	32	30
GNMA, Ser 2021-188, Cl PA
2.000%, 10/20/2051	161	133
GNMA, Ser 2022-189, Cl PT
2.500%, 10/20/2051	153	128
GNMA, Ser 2022-9, Cl GA
2.000%, 01/20/2052	131	107
UMBS 30YR TBA
2.000%, 08/15/2056	3,275	2,614
		127,948
Non-Agency Mortgage-Backed Obligations — 8.5%
280 Park Avenue Mortgage Trust, Ser 2017-280P, Cl A
4.792%, US0001M + 0.880%, 09/15/2034(A)(B)	130	130
ACRA Trust, Ser 2024-NQM1, Cl A1
5.608%, 10/25/2064(B)(C)	514	514
ALA Trust, Ser 2025-OANA, Cl A
5.369%, TSFR1M + 1.743%, 06/15/2040(A)(B)	425	427
Angel Oak Mortgage Trust, Ser 2026-1, Cl A1
4.747%, 02/25/2071(A)(B)	403	398
BANK, Ser 2021-BNK36, Cl A5
2.470%, 09/15/2064	410	363
BANK, Ser 2022-BNK42, Cl A5
4.493%, 06/15/2055(A)	450	436
BANK5, Ser 2023-5YR3, Cl A2
6.255%, 09/15/2056	399	408
BBCMS Mortgage Trust, Ser 2024-5C25, Cl A3
5.946%, 03/15/2057	759	776
BBCMS Mortgage Trust, Ser 2024-5C29, Cl A3
5.208%, 09/15/2057	854	861
Benchmark Mortgage Trust, Ser 2021-B26, Cl A3
2.391%, 06/15/2054	604	572
Benchmark Mortgage Trust, Ser 2024-V6, Cl A3
5.926%, 03/15/2057	819	839

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
BMO Mortgage Trust, Ser 2026-C14, Cl A5
5.317%, 02/15/2059	$510	$517
BRAVO Residential Funding Trust, Ser 2021-NQM2, Cl A1
0.970%, 03/25/2060(A)(B)	2	2
BSTN Commercial Mortgage Trust, Ser 2025-1C, Cl A
5.548%, 06/15/2044(A)(B)	294	298
BX Commercial Mortgage Trust, Ser 2024-XL4, Cl A
5.067%, TSFR1M + 1.442%, 02/15/2039(A)(B)	621	622
BX Trust, Ser 2024-VLT4, Cl B
5.566%, TSFR1M + 1.941%, 06/15/2041(A)(B)	240	240
BX Trust, Ser 2025-VLT6, Cl A
5.069%, TSFR1M + 1.443%, 03/15/2042(A)(B)	518	517
BX Trust, Ser 2025-VOLT, Cl A
5.325%, TSFR1M + 1.700%, 12/15/2044(A)(B)	567	568
Chase Home Lending Mortgage Trust, Ser 2024-8, Cl A6A
5.500%, 08/25/2055(A)(B)	7	7
Chase Home Lending Mortgage Trust, Ser 2024-9, Cl A4
5.500%, 09/25/2055(A)(B)	254	254
Chase Home Lending Mortgage Trust, Ser 2025-12, Cl A4A
5.500%, 09/25/2056(A)(B)	645	643
Chase Home Lending Mortgage Trust, Ser 2025-5, Cl A4A
5.500%, 04/25/2056(A)(B)	280	279
CHI Commercial Mortgage Trust, Ser 2025-SFT, Cl A
5.665%, 04/15/2042(A)(B)	450	454
Citigroup Commercial Mortgage Trust, Ser 2016-P6, Cl AAB
3.512%, 12/10/2049	18	18
COLT Mortgage Loan Trust, Ser 2022-2, Cl A1
3.994%, 02/25/2067(B)(C)	59	56
Connecticut Avenue Securities Trust, Ser 2021-R03, Cl 1M2
5.278%, SOFR30A + 1.650%, 12/25/2041(A)(B)	418	419
Cross Mortgage Trust, Ser 2024-H6, Cl A1
5.129%, 09/25/2069(A)(B)	324	323
CSMC Trust, Ser 2021-NQM3, Cl A3
1.632%, 04/25/2066(A)(B)	97	86
CSMC Trust, Ser 2021-NQM5, Cl A1
0.938%, 05/25/2066(A)(B)	634	533
CSMC Trust, Ser 2021-NQM7, Cl A1
1.756%, 10/25/2066(A)(B)	67	60

18	New Covenant Funds

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
CSMC Trust, Ser 2022-NQM1, Cl A1
3.265%, 11/25/2066(A)(B)	$280	$254
DC Commercial Mortgage Trust, Ser 2023-DC, Cl A
6.314%, 09/12/2040(B)	410	416
Deephaven Residential Mortgage Trust, Ser 2022-1, Cl A1
2.205%, 01/25/2067(A)(B)	181	167
Ellington Financial Mortgage Trust, Ser 2021-2, Cl A1
0.931%, 06/25/2066(A)(B)	203	172
Ellington Financial Mortgage Trust, Ser 2022-1, Cl A1
2.206%, 01/25/2067(A)(B)	70	61
FRESB Mortgage Trust, Ser 2018-SB48, Cl A10F
3.370%, 02/25/2028(A)	287	281
GS Mortgage Securities Trust, Ser GC45, Cl A5
2.911%, 02/13/2053	889	833
GS Mortgage-Backed Securities Trust, Ser 2018-RPL1, Cl A1A
3.750%, 10/25/2057(B)	71	69
GS Mortgage-Backed Securities Trust, Ser 2025-PJ4, Cl A5
5.500%, 09/25/2055(A)(B)	242	242
GS Mortgage-Backed Securities Trust, Ser 2025-PJ7, Cl A5
5.500%, 12/25/2055(A)(B)	302	301
GS Mortgage-Backed Securities Trust, Ser 2026-PJ8, Cl A5
5.000%, 11/25/2056(A)(B)	894	885
HILT COMMERCIAL MORTGAGE TRUST, Ser 2024-ORL, Cl A
5.167%, TSFR1M + 1.541%, 05/15/2037(A)(B)	400	400
Homes Trust, Ser 2024-NQM2, Cl A1
5.717%, 10/25/2069(B)(C)	301	302
JPMorgan Commercial Mortgage Securities Trust, Ser 2014-C25, Cl A5
3.672%, 11/15/2047	29	29
JPMorgan Mortgage Trust, Ser 2024-4, Cl A4A
6.000%, 10/25/2054(A)(B)	106	106
JPMorgan Mortgage Trust, Ser 2025-1, Cl A4A
5.500%, 06/25/2055(A)(B)	324	323
JPMorgan Mortgage Trust, Ser 2025-11, Cl A4
5.500%, 05/25/2056(A)(B)	704	702
JPMorgan Mortgage Trust, Ser 2025-5MPR, Cl A1B
5.592%, 11/25/2055(B)(C)	26	26

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Mortgage Trust, Ser 2025-CCM1, Cl A4
5.500%, 06/25/2055(A)(B)	$412	$412
LBTY Commercial Mortgage Trust, Ser 2026-225L, Cl A
4.593%, 02/10/2043(A)(B)	357	351
Mill City Mortgage Loan Trust, Ser 2019-1, Cl A1
3.250%, 10/25/2069(A)(B)	75	74
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2017-C34, Cl ASB
3.354%, 11/15/2052	128	127
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2025-5C1, Cl A3
5.635%, 03/15/2058	828	847
Morgan Stanley Residential Mortgage Loan Trust, Ser 2025-1, Cl A4
5.500%, 03/25/2055(A)(B)	203	202
New Residential Mortgage Loan Trust, Ser 2018-RPL1, Cl M2
3.500%, 12/25/2057(A)(B)	240	207
New Residential Mortgage Loan Trust, Ser 2019-6A, Cl B1
4.000%, 09/25/2059(A)(B)	149	145
New Residential Mortgage Loan Trust, Ser 2019-6A, Cl B2
4.250%, 09/25/2059(A)(B)	149	145
New Residential Mortgage Loan Trust, Ser 2019-NQM4, Cl A1
2.492%, 09/25/2059(A)(B)	43	41
New Residential Mortgage Loan Trust, Ser 2021-NQM3, Cl A1
1.156%, 11/27/2056(A)(B)	60	53
New Residential Mortgage Loan Trust, Ser 2021-NQM3, Cl A3
1.516%, 11/27/2056(A)(B)	39	35
New Residential Mortgage Loan Trust, Ser 2022-NQM4, Cl A1
6.000%, 06/25/2062(B)(C)	253	252
New Residential Mortgage Loan Trust, Ser 2026-NQM2, Cl A1
4.743%, 12/25/2065(A)(B)	409	403
New Residential Mortgage Loan Trust, Ser 2026-NQM7, Cl A1
5.418%, 06/25/2066(A)(B)	436	434
NYC Trust, Ser 2024-3ELV, Cl A
5.616%, TSFR1M + 1.991%, 08/15/2029(A)(B)	475	475
NYO Commercial Mortgage Trust, Ser 2021-1290, Cl A
4.836%, TSFR1M + 1.209%, 11/15/2038(A)(B)	345	345
OBX Trust, Ser 2021-NQM2, Cl A1
1.101%, 05/25/2061(A)(B)	187	153

New Covenant Funds	19

SCHEDULE OF INVESTMENTS

June 30, 2026

New Covenant Income Fund (Continued)

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
OBX Trust, Ser 2021-NQM2, Cl A3
1.563%, 05/25/2061(A)(B)	$154	$128
OBX Trust, Ser 2021-NQM3, Cl A1
1.054%, 07/25/2061(A)(B)	95	80
OBX Trust, Ser 2021-NQM4, Cl A1
1.957%, 10/25/2061(A)(B)	169	144
OBX Trust, Ser 2022-NQM1, Cl A1
2.305%, 11/25/2061(A)(B)	245	220
OBX Trust, Ser 2024-NQM1, Cl A2
5.700%, 12/25/2064(B)(C)	411	411
OBX Trust, Ser 2024-NQM11, Cl A3
6.230%, 06/25/2064(B)(C)	129	130
OBX Trust, Ser 2025-J3, Cl A5
5.000%, 10/25/2055(A)(B)	368	365
PCY Trust, Ser 2026-FCMT, Cl A
5.325%, 04/05/2041(A)(B)	527	529
PMT Loan Trust, Ser 2026-CNF3, Cl A23
5.078%, SOFR30A + 1.450%, 04/25/2057(A)(B)	304	304
PMT Loan Trust, Ser 2026-INV3, Cl A36
4.978%, SOFR30A + 1.350%, 02/25/2057(A)(B)	418	418
PRKCM Trust, Ser 2021-AFC1, Cl A1
1.510%, 08/25/2056(A)(B)	136	117
PRKCM Trust, Ser 2021-AFC2, Cl A1
2.071%, 11/25/2056(A)(B)	104	91
PRPM, Ser 2023-RCF2, Cl A1
4.000%, 11/25/2053(B)(C)	448	442
PRPM, Ser 2024-RPL1, Cl A1
4.200%, 12/25/2064(B)(C)	424	417
RCKT Mortgage Trust, Ser 2024-INV1, Cl A1
6.500%, 06/25/2054(A)(B)	67	68
Sequoia Mortgage Trust, Ser 2024-4, Cl A4
6.000%, 05/25/2054(A)(B)	138	138
Sequoia Mortgage Trust, Ser 2024-6, Cl A5
6.000%, 07/27/2054(A)(B)	151	151
Sequoia Mortgage Trust, Ser 2025-2, Cl A5
5.500%, 03/25/2055(A)(B)	237	236
Sequoia Mortgage Trust, Ser 2026-6, Cl A5
5.000%, 06/25/2056(A)(B)	1,287	1,271
Sequoia Mortgage Trust, Ser 2026-7, Cl A5
5.000%, 06/25/2056(A)(B)	430	425
SG Residential Mortgage Trust, Ser 2022-1, Cl A1
3.953%, 03/27/2062(A)(B)	290	272
SHOPS Commercial Mortgage Trust, Ser 2026-CSTL, Cl A
4.971%, 05/05/2039(A)(B)	365	362
SLG Office Trust, Ser 2021-OVA, Cl A
2.585%, 07/15/2041(B)	510	454

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Towd Point Mortgage Trust, Ser 2019-HY2, Cl M2
5.663%, US0001M + 1.900%, 05/25/2058(A)(B)	$100	$101
TRTX, Ser 2025-FL6, Cl A
5.174%, TSFR1M + 1.537%, 09/18/2042(A)(B)	513	514
UBS Commercial Mortgage Trust, Ser 2019-C16, Cl ASB
3.460%, 04/15/2052	159	157
		29,835

Total Mortgage-Backed Securities
(Cost $162,687) ($ Thousands)		157,783

U.S. TREASURY OBLIGATIONS — 33.1%
U.S. Treasury Bills
5.597%, 08/18/2026 (D)	1,650	1,642
U.S. Treasury Inflation Indexed Bonds
1.875%, 07/15/2035	1,782	1,742
U.S. Treasury Notes
4.375%, 05/15/2036	162	161
4.250%, 05/31/2033	590	588
4.250%, 06/30/2033	4,160	4,144
4.250%, 05/15/2035	2,256	2,229
4.125%, 06/30/2028	31,180	31,164
4.125%, 06/15/2029	4,215	4,211
4.125%, 05/31/2031	17,316	17,252
4.125%, 06/30/2031	14,031	13,982
4.125%, 02/15/2036	5,285	5,156
4.000%, 05/31/2028	10,526	10,495
4.000%, 11/15/2035	1,040	1,006
3.875%, 05/15/2029	6,635	6,584
3.500%, 10/15/2028	1,627	1,603
3.500%, 12/15/2028	534	526
3.500%, 01/15/2029	2,583	2,542
3.500%, 03/15/2029	3,111	3,059
3.500%, 02/28/2031	8,218	7,977

Total U.S. Treasury Obligations
(Cost $116,348) ($ Thousands)		116,063

CORPORATE OBLIGATIONS — 19.9%
Communication Services — 1.3%
AT&T
5.250%, 10/30/2036	110	108
4.250%, 03/01/2027	150	150
2.550%, 12/01/2033	472	396
2.300%, 06/01/2027	120	118

20	New Covenant Funds

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
CORPORATE OBLIGATIONS (continued)
Charter Communications Operating
4.400%, 04/01/2033	$510	$470
3.750%, 02/15/2028	200	196
Discovery Global Holdings
4.054%, 03/15/2029	60	59
Meta Platforms
5.250%, 05/15/2036	505	501
4.875%, 11/15/2035	235	229
T-Mobile USA
3.750%, 04/15/2027	20	20
3.375%, 04/15/2029	219	212
2.050%, 02/15/2028	20	19
Verizon Communications
2.550%, 03/21/2031	664	603
2.355%, 03/15/2032	546	477
Vodafone Group
4.800%, 06/18/2031	897	890
		4,448
Consumer Discretionary — 1.3%
Amazon.com
3.300%, 04/13/2027	140	139
3.150%, 08/22/2027	470	464
1.200%, 06/03/2027	20	20
AutoNation
3.850%, 03/01/2032	95	89
Delta Air Lines Pass-Through Trust, Ser 2015-1, Cl AA
3.625%, 07/30/2027	357	352
Expedia Group
5.500%, 04/15/2036	255	252
Ferguson Finance
4.500%, 10/24/2028 (B)	459	456
3.250%, 06/02/2030 (B)	851	802
Home Depot
2.500%, 04/15/2027	450	444
Honda Motor
2.534%, 03/10/2027	632	624
Hyatt Hotels
5.050%, 03/30/2028	255	257
McDonald's MTN
3.800%, 04/01/2028	280	277
3.500%, 07/01/2027	10	10
Volkswagen Group of America Finance
5.650%, 03/25/2032 (B)	230	233
		4,419
Consumer Staples — 0.6%
Ashtead Capital
5.800%, 04/15/2034 (B)	700	713
Kroger
7.700%, 06/01/2029	565	609

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
CORPORATE OBLIGATIONS (continued)
Rentokil Terminix Funding
5.000%, 04/28/2030 (B)	$453	$454
4.625%, 04/23/2031 (B)	255	251
		2,027
Energy — 0.3%
Cheniere Energy
5.650%, 04/15/2034	518	532
Columbia Pipelines Operating
6.036%, 11/15/2033 (B)	250	263
Energy Transfer
4.950%, 06/15/2028	10	10
Williams
3.750%, 06/15/2027	390	387
		1,192
Financials — 8.8%
AerCap Ireland Capital DAC
3.000%, 10/29/2028	1,046	1,007
2.450%, 10/29/2026	190	189
American Express
5.016%, SOFR + 1.440%, 04/25/2031 (A)	520	525
4.918%, SOFR + 1.220%, 07/20/2033 (A)	630	630
Ares Strategic Income Fund
4.850%, 01/15/2029	346	339
Aviation Capital Group
4.800%, 10/24/2030 (B)	851	843
Bank of America
6.204%, SOFR + 1.990%, 11/10/2028 (A)	584	596
4.456%, SOFR + 0.870%, 02/06/2032 (A)	1,224	1,202
3.419%, US0003M + 1.040%, 12/20/2028 (A)	234	230
2.651%, SOFR + 1.220%, 03/11/2032 (A)	90	82
2.592%, SOFR + 2.150%, 04/29/2031 (A)	110	102
1.734%, SOFR + 0.960%, 07/22/2027 (A)	175	175
Bank of America MTN
4.250%, 10/22/2026	10	10
3.974%, US0003M + 1.210%, 02/07/2030 (A)	80	78
3.593%, US0003M + 1.370%, 07/21/2028 (A)	210	208
Barclays
6.490%, SOFR + 2.220%, 09/13/2029 (A)	887	918
Blackstone Holdings Finance
1.600%, 03/30/2031 (B)	590	511

New Covenant Funds	21

SCHEDULE OF INVESTMENTS

June 30, 2026

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Blue Owl Technology Finance
6.500%, 10/15/2029	$391	$387
BNP Paribas MTN
4.892%, SOFR + 0.942%, 06/30/2030 (A)(B)	722	722
Brown & Brown
4.900%, 06/23/2030	676	675
Capital One Financial
7.149%, SOFR + 2.440%, 10/29/2027 (A)	189	191
4.927%, SOFR + 2.057%, 05/10/2028 (A)	30	30
CBRE Services
4.900%, 01/15/2033	529	521
4.800%, 06/15/2030	182	182
Citibank
4.846%, SOFR + 0.910%, 06/18/2032 (A)	626	626
Citigroup
4.658%, SOFR + 1.887%, 05/24/2028 (A)	140	140
4.542%, SOFR + 1.338%, 09/19/2030 (A)	776	771
4.450%, 09/29/2027	90	90
4.300%, 11/20/2026	40	40
3.785%, SOFR + 1.939%, 03/17/2033 (A)	50	47
3.668%, US0003M + 1.390%, 07/24/2028 (A)	340	337
2.520%, SOFR + 1.177%, 11/03/2032 (A)	110	97
Global Atlantic Finance
3.125%, 06/15/2031 (B)	1,026	920
Global Payments
4.500%, 11/15/2028	260	257
Goldman Sachs Group
5.094%, SOFR + 1.340%, 04/20/2034 (A)	45	45
4.223%, US0003M + 1.301%, 05/01/2029 (A)	650	644
3.615%, SOFR + 1.846%, 03/15/2028 (A)	30	30
3.500%, 11/16/2026	90	90
Golub Capital BDC
7.050%, 12/05/2028	164	168
Hercules Capital
3.375%, 01/20/2027	544	538
ING Groep
6.114%, SOFR + 2.090%, 09/11/2034 (A)	539	570
JPMorgan Chase
5.294%, SOFR + 1.460%, 07/22/2035 (A)	100	101
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.915%, SOFR + 0.800%, 01/24/2029 (A)	$240	$241
4.565%, SOFR + 1.750%, 06/14/2030 (A)	998	994
4.452%, US0003M + 1.330%, 12/05/2029 (A)	200	199
4.203%, US0003M + 1.260%, 07/23/2029 (A)	773	767
4.005%, US0003M + 1.120%, 04/23/2029 (A)	100	99
2.522%, SOFR + 2.040%, 04/22/2031 (A)	190	175
KKR Group Finance VI
3.750%, 07/01/2029 (B)	897	868
KKR Group Finance XII
4.850%, 05/17/2032 (B)	258	253
Lloyds Banking Group
5.721%, H15T1Y + 1.070%, 06/05/2030 (A)	865	888
Marsh & McLennan
5.000%, 03/15/2035	155	153
Moody's
2.000%, 08/19/2031	1,000	880
Morgan Stanley
5.466%, SOFR + 1.730%, 01/18/2035 (A)	230	234
5.320%, SOFR + 1.555%, 07/19/2035 (A)	1,261	1,267
Morgan Stanley MTN
3.622%, SOFR + 3.120%, 04/01/2031 (A)	475	455
2.699%, SOFR + 1.143%, 01/22/2031 (A)	200	186
Morgan Stanley Private Bank
4.734%, SOFR + 1.080%, 07/18/2031 (A)	395	393
4.204%, SOFR + 0.780%, 11/17/2028 (A)	150	149
NatWest Markets MTN
4.893%, 03/27/2031 (B)	894	893
New York Life Global Funding
5.200%, 06/03/2036 (B)	895	893
Peachtree Corners Funding Trust II
6.012%, 05/15/2035 (B)	682	706
PNC Financial Services Group
6.875%, SOFR + 2.284%, 10/20/2034 (A)	834	921
SBA Tower Trust
4.831%, 10/15/2029 (B)	445	445
2.593%, 10/15/2031 (B)	996	886
State Street
5.159%, SOFR + 1.890%, 05/18/2034 (A)	520	525

22	New Covenant Funds

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
UBS Group
2.746%, H15T1Y + 1.100%, 02/11/2033 (A)(B)	$575	$510
US Bancorp
5.775%, SOFR + 2.020%, 06/12/2029 (A)	100	102
US Bancorp MTN
2.215%, SOFR + 0.730%, 01/27/2028 (A)	60	59
Wells Fargo
5.499%, SOFR + 1.780%, 01/23/2035 (A)	20	21
3.000%, 10/23/2026	190	189
Wells Fargo MTN
5.557%, SOFR + 1.990%, 07/25/2034 (A)	20	20
4.478%, SOFR + 4.032%, 04/04/2031 (A)	220	218
4.300%, 07/22/2027	200	200
2.393%, SOFR + 2.100%, 06/02/2028 (A)	290	284
		30,937
Health Care — 1.5%
AbbVie
4.800%, 03/15/2027	110	110
2.950%, 11/21/2026	20	20
Cigna Group
4.500%, 09/15/2030	110	109
4.375%, 10/15/2028	220	219
CVS Health
4.300%, 03/25/2028	164	163
1.875%, 02/28/2031	20	18
CVS Pass-Through Trust
7.507%, 01/10/2032 (B)	714	746
5.773%, 01/10/2033 (B)	245	245
Element Fleet Management
4.641%, 11/24/2030 (B)	712	703
Elevance Health
5.000%, 01/15/2036	265	260
4.100%, 05/15/2032	80	77
2.550%, 03/15/2031	1,198	1,086
Humana
5.750%, 12/01/2028	200	204
3.700%, 03/23/2029	160	156
2.150%, 02/03/2032	30	26
Medline Borrower
3.875%, 04/01/2029 (B)	875	850
Pfizer
2.625%, 04/01/2030	100	94
UnitedHealth Group
4.000%, 05/15/2029	200	197
3.875%, 12/15/2028	30	30
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.300%, 05/15/2031	$20	$18
2.000%, 05/15/2030	30	27
		5,358

Industrials — 1.0%
AerCap Ireland Capital DAC
3.300%, 01/30/2032	180	165
Amcor Finance USA
5.625%, 05/26/2033	40	41
Amcor Flexibles North America
5.100%, 03/17/2030	425	429
AptarGroup
4.750%, 03/30/2031	435	431
Carrier Global
2.722%, 02/15/2030	625	584
CRH America Finance
5.500%, 01/09/2035	689	700
John Deere Capital MTN
3.350%, 04/18/2029	934	910
SMBC Aviation Capital Finance DAC
5.100%, 04/01/2030 (B)	205	206
		3,466
Information Technology — 1.3%
Apple
2.450%, 08/04/2026	70	70
Dell International
5.000%, 04/01/2030	170	171
4.750%, 04/01/2028	255	256
Fiserv
5.625%, 08/21/2033	70	71
5.450%, 03/15/2034	290	287
4.550%, 02/15/2031	85	83
Foundry JV Holdco
5.500%, 01/25/2031 (B)	335	342
Genpact Luxembourg SARL
6.000%, 06/04/2029	469	480
Intel
2.000%, 08/12/2031	305	266
NXP BV
5.000%, 01/15/2033	916	913
Oracle
4.650%, 05/06/2030	70	68
3.800%, 11/15/2037	245	196
Paychex
5.100%, 04/15/2030	310	313
Salesforce
5.550%, 03/15/2036	170	170
ServiceNow
4.700%, 08/15/2031	230	229

New Covenant Funds	23

SCHEDULE OF INVESTMENTS

June 30, 2026

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
VeriSign
5.100%, 07/15/2031	$716	$718
		4,633
Materials — 0.0%
Ecolab
5.350%, 06/15/2036	150	153

Real Estate — 0.9%
American Tower
5.900%, 11/15/2033	160	167
4.900%, 03/15/2030	175	176
2.900%, 01/15/2030	170	159
2.700%, 04/15/2031	190	173
American Tower Trust #1
5.490%, 03/15/2028 (B)	554	559
Crown Castle
2.100%, 04/01/2031	485	427
Equinix Asia Financing Pte
4.400%, 03/15/2031	220	215
Healthpeak OP
2.125%, 12/01/2028	769	725
Host Hotels & Resorts
5.700%, 06/15/2032	290	298
WP Carey
4.650%, 07/15/2030	380	377
		3,276
Utilities — 2.9%
Alliant Energy
5.750%, H15T5Y + 2.077%, 04/01/2056 (A)	135	133
American Electric Power
5.800%, H15T5Y + 2.128%, 03/15/2056 (A)	250	249
American Transmission Systems
2.650%, 01/15/2032 (B)	60	54
American Water Capital
2.800%, 05/01/2030	1,203	1,125
Commonwealth Edison
3.700%, 08/15/2028	468	461
Consumers 2023 Securitization Funding
5.210%, 09/01/2030	512	519
Dominion Energy
6.000%, H15T5Y + 2.262%, 02/15/2056 (A)	165	166
Duke Energy Carolinas
2.850%, 03/15/2032	1,057	958
Entergy
5.875%, H15T5Y + 2.179%, 06/15/2056 (A)	120	120
Exelon
5.625%, 06/15/2035	343	351
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Florida Power & Light
2.450%, 02/03/2032	$544	$485
Jersey Central Power & Light
4.400%, 01/15/2031	693	682
Niagara Mohawk Power
4.647%, 10/03/2030 (B)	180	179
NiSource
4.750%, 05/18/2031	702	699
NSTAR Electric
1.950%, 08/15/2031	1,000	877
Oncor Electric Delivery
4.150%, 06/01/2032	300	291
PG&E Wildfire Recovery Funding
4.022%, 06/01/2031	488	479
3.594%, 06/01/2030	421	411
Southern
6.000%, H15T5Y + 1.993%, 04/01/2058 (A)	170	170
3.750%, H15T5Y + 2.915%, 09/15/2051 (A)	425	424
Trans-Allegheny Interstate Line
5.000%, 01/15/2031 (B)	340	343
WEC Energy Group
5.625%, H15T5Y + 1.905%, 05/15/2056 (A)	260	258
Wisconsin Electric Power
4.600%, 10/01/2034	588	576
		10,010

Total Corporate Obligations
(Cost $71,006) ($ Thousands)		69,919

ASSET-BACKED SECURITIES — 9.5%
Automobile — 0.1%
Enterprise Fleet Financing, Ser 2025-4, Cl A3
4.110%, 12/20/2029 (B)	534	528

Mortgage Related Securities — 0.1%
ABFC Trust, Ser 2006-OPT1, Cl A3D
4.243%, TSFR1M + 0.594%, 09/25/2036 (A)	255	252
Cascade MH Asset Trust, Ser 2021-MH1, Cl A1
1.753%, 02/25/2046 (B)	45	41
		293

24	New Covenant Funds

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Other Asset-Backed Securities — 9.3%
AGL CLO 14, Ser 2025-14A, Cl AR
4.802%, TSFR3M + 1.130%, 12/02/2034 (A)(B)	$400	$400
Aimco CLO 11, Ser 2024-11A, Cl A1R2
5.020%, TSFR3M + 1.340%, 07/17/2037 (A)(B)	553	554
Aligned Data Centers Issuer, Ser 2021-1A, Cl A2
1.937%, 08/15/2046 (B)	260	259
Aligned Data Centers Issuer, Ser 2022-1A, Cl A2
6.350%, 10/15/2047 (B)	345	345
AMMC CLO 24, Ser 2024-24A, Cl AR
4.875%, TSFR3M + 1.200%, 01/20/2035 (A)(B)	500	500
AMSR Trust, Ser 2023-SFR1, Cl A
4.000%, 04/17/2040 (B)	960	944
AMSR Trust, Ser 2024-SFR1, Cl A
4.290%, 07/17/2041 (B)(C)	600	588
APIDOS CLO XLVIII, Ser 2024-48A, Cl A1
5.107%, TSFR3M + 1.440%, 07/25/2037 (A)(B)	284	284
ARES LX CLO, Ser 2026-60A, Cl AR2
4.635%, TSFR3M + 0.960%, 07/18/2034 (A)(B)	450	450
Bain Capital Credit CLO, Ser 2021-4, Cl A1RR
4.675%, TSFR3M + 1.000%, 10/20/2034 (A)(B)	175	175
Bain Capital Credit CLO, Ser 2021-6, Cl A1R
4.762%, TSFR3M + 1.090%, 10/21/2034 (A)(B)	425	425
Ballyrock CLO 20, Ser 2026-20A, Cl A1A3
4.723%, TSFR3M + 1.050%, 10/15/2036 (A)(B)	450	450
Barings CLO, Ser 2019-III, Cl A1RR
4.815%, TSFR3M + 1.140%, 01/20/2036 (A)(B)	450	450
CARS-DB4, Ser 2020-1A, Cl A5
3.480%, 02/15/2050 (B)	414	410
CIFC Funding 2014-IV-R, Ser 2025-4RA, Cl A1A2
4.670%, TSFR3M + 0.990%, 01/17/2035 (A)(B)	714	714
CIFC Funding 2023-III, Ser 2026-3A, Cl A1R
4.863%, TSFR3M + 1.200%, 01/20/2039 (A)(B)	891	891
CLI Funding VI, Ser 2020-1A, Cl A
2.080%, 09/18/2045 (B)	311	291
CLI Funding VI, Ser 2020-3A, Cl A
2.070%, 10/18/2045 (B)	94	88
Cloud Capital Holdco, Ser 2024-1A, Cl A2
5.781%, 11/22/2049 (B)	260	260
Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Clover CLO, Ser 2021-3, Cl AR
4.737%, TSFR3M + 1.070%, 01/25/2035 (A)(B)	$450	$450
Consolidated Communications, Ser 2025-1A, Cl A2
6.000%, 05/20/2055 (B)	155	157
DB Master Finance, Ser 2021-1A, Cl A2II
2.493%, 11/20/2051 (B)	1,002	945
Domino's Pizza Master Issuer, Ser 2021-1A, Cl A2I
2.662%, 04/25/2051 (B)	921	875
Dryden 68 CLO, Ser 2024-68A, Cl ARR
4.773%, TSFR3M + 1.100%, 07/15/2035 (A)(B)	400	400
Elmwood CLO 22, Ser 2025-1A, Cl AR
4.880%, TSFR3M + 1.200%, 04/17/2038 (A)(B)	355	356
FIGRE Trust, Ser 2026-FL1, Cl A1
5.489%, 03/25/2056 (A)(B)	450	450
FirstKey Homes Trust, Ser 2021-SFR1, Cl A
1.538%, 08/17/2038 (B)	653	650
FirstKey Homes Trust, Ser 2021-SFR3, Cl A
2.135%, 12/17/2038 (B)	409	404
Flatiron CLO 26, Ser 2024-4A, Cl A
5.003%, TSFR3M + 1.330%, 01/15/2038 (A)(B)	525	526
Flatiron RR CLO 22, Ser 2025-2A, Cl AR
4.583%, TSFR3M + 0.910%, 10/15/2034 (A)(B)	693	693
Golub Capital Partners CLO, Ser 2025-53B, Cl AR
4.655%, TSFR3M + 0.980%, 07/20/2034 (A)(B)	430	430
Home Partners of America Trust, Ser 2022-1, Cl A
3.930%, 04/17/2039 (B)	191	190
Hotwire Funding, Ser 2021-1, Cl A2
2.311%, 11/20/2051 (B)	335	332
HPS Loan Management 2021-16, Ser 2025-16A, Cl A1R
4.776%, TSFR3M + 1.110%, 01/23/2035 (A)(B)	400	400
LCM, Ser 2021-29A, Cl AR
5.005%, TSFR3M + 1.332%, 04/15/2031 (A)(B)	29	29
LCM, Ser 2024-37A, Cl A1R
4.733%, TSFR3M + 1.060%, 04/15/2034 (A)(B)	300	300
Lightpath Fiber Issuer, Ser 2026-1A, Cl A2
5.597%, 03/25/2056 (B)	310	310
Magnetite XXIII, Ser 2026-23A, Cl AR2
4.657%, TSFR3M + 0.990%, 01/25/2035 (A)(B)	450	450

New Covenant Funds	25

SCHEDULE OF INVESTMENTS

June 30, 2026

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
OCP, Ser 2015-10, Cl AR3
4.977%, TSFR3M + 1.310%, 01/26/2038 (A)(B)	$880	$882
Octagon Investment Partners 40, Ser 2025-1A, Cl BRR
5.225%, TSFR3M + 1.550%, 01/20/2035 (A)(B)	470	470
Palmer Square CLO, Ser 2022-2, Cl AR
5.045%, TSFR3M + 1.370%, 07/20/2037 (A)(B)	523	523
PFS Financing, Ser 2025-D, Cl A
4.470%, 05/15/2030 (B)	536	535
Progress Residential Trust, Ser 2022-SFR2, Cl A
2.950%, 04/17/2027 (B)	914	899
Progress Residential Trust, Ser 2022-SFR3, Cl A
3.200%, 04/17/2039 (B)	486	479
Rockford Tower CLO, Ser 2020-1, Cl A1RR
4.765%, TSFR3M + 1.090%, 01/20/2036 (A)(B)	475	475
SBA Small Business Investment, Ser 2023-10A, Cl 1
5.168%, 03/10/2033	686	695
Sixth Street CLO VIII, Ser 2024-8A, Cl A1R2
4.825%, TSFR3M + 1.150%, 10/20/2034 (A)(B)	400	400
Subway Funding, Ser 2024-1A, Cl A2II
6.268%, 07/30/2054 (B)	700	704
Subway Funding, Ser 2024-3A, Cl A2II
5.566%, 07/30/2054 (B)	513	502
Taco Bell Funding, Ser 2021-1A, Cl A2II
2.294%, 08/25/2051 (B)	583	543
Textainer Marine Containers VII, Ser 2020-2A, Cl A
2.100%, 09/20/2045 (B)	218	205
Textainer Marine Containers VII, Ser 2020-3A, Cl A
2.110%, 09/20/2045 (B)	238	229
Tricon Residential Trust, Ser 2025-SFR2, Cl A
5.200%, 08/17/2044 (B)	483	480
Trinitas CLO XIV, Ser 2025-14A, Cl A1R2
4.767%, TSFR3M + 1.100%, 01/25/2034 (A)(B)	403	402
United States Small Business Administration, Ser 2010-20H, Cl 1
3.520%, 08/01/2030	52	51
United States Small Business Administration, Ser 2011-20B, Cl 1
4.220%, 02/01/2031	56	55
United States Small Business Administration, Ser 2011-20J, Cl 1
2.760%, 10/01/2031	34	33
Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
United States Small Business Administration, Ser 2013-20K, Cl 1
3.380%, 11/01/2033	$178	$170
United States Small Business Administration, Ser 2014-20F, Cl 1
2.990%, 06/01/2034	264	250
United States Small Business Administration, Ser 2015-20C, Cl 1
2.720%, 03/01/2035	245	235
United States Small Business Administration, Ser 2015-20E, Cl 1
2.770%, 05/01/2035	137	128
United States Small Business Administration, Ser 2015-20K, Cl 1
2.700%, 11/01/2035	175	162
United States Small Business Administration, Ser 2019-20G, Cl 1
2.530%, 07/01/2039	1,027	937
United States Small Business Administration, Ser 2022-25F, Cl 1
4.010%, 06/01/2047	512	486
United States Small Business Administration, Ser 2022-25G, Cl 1
3.930%, 07/01/2047	801	757
United States Small Business Administration, Ser 2023-25F, Cl 1
4.930%, 06/01/2048	729	729
United States Small Business Administration, Ser 2024-25C, Cl 1
4.970%, 03/01/2049	753	762
Valley Stream Park CLO, Ser 2024-1A, Cl ARR
4.865%, TSFR3M + 1.190%, 01/20/2037 (A)(B)	450	450
Verizon Master Trust, Ser 2025-10, Cl A
4.280%, 10/20/2033 (B)	892	882
Voya CLO, Ser 2017-3, Cl A1RR
4.735%, TSFR3M + 1.060%, 04/20/2034 (A)(B)	500	500
Wendy's Funding, Ser 2021-1A, Cl A2I
2.370%, 06/15/2051 (B)	586	541
Wendy's Funding, Ser 2021-1A, Cl A2II
2.775%, 06/15/2051 (B)	252	222
		32,598

Total Asset-Backed Securities
(Cost $33,627) ($ Thousands)		33,419

26	New Covenant Funds

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 1.2%
California — 0.3%
California State, Health Facilities Financing Authority, RB
3.378%, 06/01/2028	$575	$564
Los Angeles, Public Works Financing Authority, RB
7.488%, 08/01/2033	540	582
		1,146
Georgia — 0.1%
Georgia State, Higher Education Facilities Authority, RB
4.863%, 01/01/2034	315	316

Iowa — 0.1%
Iowa State, Student Loan Liquidity, Ser A, RB
5.343%, 12/01/2034	166	167

Massachusetts — 0.2%
Massachusetts State, Educational Financing Authority, RB
5.520%, 07/01/2035	845	859

New Hampshire — 0.3%
New Hampshire State, Health and Education Facilities Authority Act, RB
5.040%, 11/01/2034	1,090	1,089
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
South Carolina — 0.2%
South Carolina State, Student Loan, Ser A, RB
5.129%, 12/01/2036	$530	$521

Total Municipal Bonds
(Cost $4,102) ($ Thousands)		4,098

	Shares
CASH EQUIVALENT — 1.7%
SEI Daily Income Trust, Government Fund, Institutional Class
3.510%**†	5,907,045	5,907
Total Cash Equivalent
(Cost $5,907) ($ Thousands)		5,907
Total Investments in Securities — 110.4%
(Cost $393,677) ($ Thousands)		$387,189

A list of the open futures contracts held by the Fund at June 30, 2026, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation(Thousands)
Long Contracts
U.S. 2-Year Treasury Note	106	Sep-2026	$21,862	$21,850	$(12)

Short Contracts
U.S. Ultra Long Treasury Bond	(24)	Sep-2026	$(2,669)	$(2,788)	$(119)
Ultra 10-Year U.S. Treasury Notes	(52)	Sep-2026	(5,762)	(5,848)	(86)
			(8,431)	(8,636)	(205)
			$13,431	$13,214	$(217)

Percentages are based on Net Assets of $350,805 ($ Thousands).
**	The rate reported is the 7-day effective yield as of June 30, 2026.
†	Investment in Affiliated Security (see Note 3).
(A)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.
(B)	Security, or a portion thereof, exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On June 30, 2026, the value of these securities amounted to $66,503 ($ Thousands), representing 19.0% of the Net Assets of the Fund.
(C)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(D)	Interest rate represents the security's effective yield at the time of purchase.

New Covenant Funds	27

SCHEDULE OF INVESTMENTS

June 30, 2026

New Covenant Income Fund (Concluded)

The following is a summary of the level of inputs used as of June 30, 2026, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Mortgage-Backed Securities	–	157,783	–	157,783
U.S. Treasury Obligations	–	116,063	–	116,063
Corporate Obligations	–	69,919	–	69,919
Asset-Backed Securities	–	33,419	–	33,419
Municipal Bonds	–	4,098	–	4,098
Cash Equivalent	5,907	–	–	5,907
Total Investments in Securities	5,907	381,282	–	387,189

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Depreciation	(217)	–	–	(217)
Total Other Financial Instruments	(217)	–	–	(217)

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a summary of the Fund’s transactions with affiliates for the year ended June 30, 2026 ($ Thousands):

Security Description	Value 6/30/2025	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 6/30/2026	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$28,663	$733,387	$(756,143)	$—	$—	$5,907	$773	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

28	New Covenant Funds

SCHEDULE OF INVESTMENTS

June 30, 2026

New Covenant Balanced Growth Fund

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 99.1%
Equity Fund — 60.9%
New Covenant Growth Fund†	3,067,195	$227,310

Total Equity Fund
(Cost $78,778) ($ Thousands)		227,310
Fixed Income Fund — 38.2%
New Covenant Income Fund†	6,732,726	142,734

Total Fixed Income Fund
(Cost $149,304) ($ Thousands)		142,734
Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 0.8%
SEI Daily Income Trust, Government Fund, Institutional Class
3.510%**†	3,057,322	$3,057
Total Cash Equivalent
(Cost $3,057) ($ Thousands)		3,057
Total Investments in Securities — 99.9%
(Cost $231,139) ($ Thousands)		$373,101

Percentages are based on Net Assets of $373,465 ($ Thousands).
**	The rate reported is the 7-day effective yield as of June 30, 2026.
†	Investment in Affiliated Security (see Note 3).

As of June 30, 2026, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

The following is a summary of the Fund’s transactions with affiliates for the year ended June 30, 2026 ($ Thousands):

Security Description	Value 6/30/2025	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 6/30/2026	Income	Capital Gains
New Covenant Growth Fund	$218,600	$18,639	$(36,074)	$7,955	$18,190	$227,310	$1,728	$17,994
New Covenant Income Fund	135,920	10,588	(3,799)	(354)	379	142,734	3,954	—
SEI Daily Income Trust, Government Fund, Institutional Class	3,391	40,852	(41,186)	—	—	3,057	111	—
Totals	$357,911	$70,079	$(81,059)	$7,601	$18,569	$373,101	$5,793	$17,994

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

New Covenant Funds	29

SCHEDULE OF INVESTMENTS

June 30, 2026

New Covenant Balanced Income Fund

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 98.9%
Fixed Income Fund — 63.4%
New Covenant Income Fund†	2,297,401	$48,705

Total Fixed Income Fund
(Cost $51,763) ($ Thousands)		48,705
Equity Fund — 35.5%
New Covenant Growth Fund†	367,552	27,239

Total Equity Fund
(Cost $7,809) ($ Thousands)		27,239
Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 1.0%
SEI Daily Income Trust, Government Fund, Institutional Class
3.510%**†	732,988	$733
Total Cash Equivalent
(Cost $733) ($ Thousands)		733
Total Investments in Securities — 99.9%
(Cost $60,305) ($ Thousands)		$76,677

Percentages are based on Net Assets of $76,730 ($ Thousands).
**	The rate reported is the 7-day effective yield as of June 30, 2026.
†	Investment in Affiliated Security (see Note 3).

As of June 30, 2026, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

The following is a summary of the Fund’s transactions with affiliates for the year ended June 30, 2026 ($ Thousands):

Security Description	Value 6/30/2025	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 6/30/2026	Income	Capital Gains
New Covenant Income Fund	$48,492	$3,004	$(2,826)	$(238)	$273	$48,705	$1,607	$—
New Covenant Growth Fund	27,704	2,884	(6,640)	2,137	1,154	27,239	140	2,280
SEI Daily Income Trust, Government Fund, Institutional Class	456	10,485	(10,208)	—	—	733	26	—
Totals	$76,652	$16,373	$(19,674)	$1,899	$1,427	$76,677	$1,773	$2,280

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

30	New Covenant Funds

Glossary (abbreviations which may be used in the preceding Schedules of Investments):

Portfolio Abbreviations

Cl — Class
CLO — Collateralized Loan Obligation
Corp — Corporation
DAC — Designated Activity Company
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
FRESB — Freddie Mac Small Balance Mortgage Trust
GNMA — Government National Mortgage Association
H15T1Y — 1-Year Treasury Constant Maturity Rate
Inc — Incorporated
IO — Interest Only - face amount represents notional amount
Ltd — Limited
MTN — Medium Term Note
PBC — Public Benefit Corporation
PLC — Public Limited Company
RB — Revenue Bond
REIT — Real Estate Investment Trust
REMIC — Real Estate Mortgage Investment Conduit
SA — Société Anonyme (Public Limited Company)
SARL — Société à Responsabilité Limitée (Private Limited Company)
SOFR — Secured Overnight Financing Rate
SOFR30A — Secured Overnight Financing Rate 30-day Average
STACR — Structured Agency Credit Risk
TBA — To Be Announced
TSFR1M — Term Secured Overnight Financing Rate 1 Month
TSFR3M — Term Secured Overnight Financing Rate 3 Month
UMBS — Uniform Mortgage-Backed Security
US0003M — United States 3-Month LIBOR Rate
US0012M — United States 12-Month LIBOR Rate

New Covenant Funds	31

STATEMENTS OF ASSETS AND LIABILITIES ($ THOUSANDS)

June 30, 2026

	Growth Fund	Income Fund	Balanced Growth Fund	Balanced Income Fund
Assets:
Investments, at value†	$576,029	$381,282	$—	$—
Affiliated investments, at value††	2,545	5,907	373,101	76,677
Cash and cash equivalents	1,525	3	—	—
Dividends and interest receivable	267	1,924	418	142
Cash pledged as collateral for futures contracts	178	410	—	—
Foreign tax reclaim receivable	23	34	—	—
Receivable for variation margin on futures contracts	17	38	—	—
Receivable for fund shares sold	12	9	212	—
Receivable for investment securities sold	—	9,157	—	—
Prepaid expenses	26	16	17	4
Total Assets	580,622	398,780	373,748	76,823
Liabilities:
Payable for investment securities purchased	120	46,703	—	—
Investment advisory fees payable	116	80	—	—
Administration fees payable	82	39	31	8
Social witness and licensing fees payable	72	41	—	—
Payable for fund shares redeemed	51	—	203	75
Shareholder servicing fees payable	47	29	—	—
CCO fees payable	1	1	1	—
Income distribution payable	—	926	—	—
Due to broker	—	71	—	—
Payable for variation margin on futures contracts	—	12	—	—
Accrued expense payable	81	73	48	10
Total Liabilities	570	47,975	283	93
Net Assets	$580,052	$350,805	$373,465	$76,730
† Cost of investments	$188,620	$387,770	$—	$—
†† Cost of affiliated investments	2,545	5,907	231,139	60,305
Net Assets:
Paid-in Capital — (unlimited authorization — par value $0.001)	$160,811	$393,659	$220,951	$58,919
Total distributable earnings/(loss)	419,241	(42,854)	152,514	17,811
Net Assets	$580,052	$350,805	$373,465	$76,730
Net Asset Value, Offering and Redemption Price Per Share	$74.11	$21.20	$132.33	$23.92
	($580,052,198 ÷ 7,826,819 shares)	($350,804,852 ÷ 16,549,688 shares)	($373,465,421 ÷ 2,822,315 shares)	($76,729,954 ÷ 3,208,433 shares)

Amounts designated as "—" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

32	New Covenant Funds

STATEMENTS OF OPERATIONS ($ THOUSANDS)

For the year ended June 30, 2026

	Growth Fund	Income Fund	Balanced Growth Fund	Balanced Income Fund
Investment Income:
Dividend income	$6,605	$—	$—	$—
Dividend income from affiliated registered investment company	161	773	5,793	1,773
Interest income	72	13,362	—	—
Less: foreign taxes withheld	(75)	—	—	—
Total Investment Income	6,763	14,135	5,793	1,773
Expenses:
Investment advisory fees	2,617	1,448	—	—
Administration fees	1,114	690	549	117
Social witness and licensing fees	835	517	—	—
Shareholder servicing fees	557	345	—	—
Trustee fees	18	26	12	3
Chief compliance officer fees	4	3	3	1
Transfer agent fees	83	77	81	17
Professional fees	52	16	33	7
Printing fees	48	30	32	7
Registration fees	42	28	29	6
Custodian fees	6	23	24	5
Proxy Fees	1	1	1	—
Other expenses	63	136	12	3
Total Expenses	5,440	3,340	776	166
Less:
Waiver of investment advisory fees	(1,329)	(495)	—	—
Waiver of administration fees	(99)	(247)	(287)	(46)
Net Expenses	4,012	2,598	489	120
Net Investment Income	2,751	11,537	5,304	1,653
Net Realized and Change in Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on:
Investments	42,856	(584)	—	—
Affiliated investments	—	—	7,601	1,899
Capital gain distributions received from affiliated investment	—	—	17,994	2,280
Futures contracts	844	(126)	—	—
Net Realized Gain (Loss)	43,700	(710)	25,595	4,179
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	66,225	634	—	—
Affiliated investments	—	—	18,569	1,427
Futures contracts	(142)	(251)	—	—
Foreign currency transactions and translation of other assets and liabilities denominated in foreign currencies	6	—	—	—
Net Change in Unrealized Appreciation (Depreciation)	66,089	383	18,569	1,427
Net Realized and Unrealized Gain (Loss)	109,789	(327)	44,164	5,606
Net Increase in Net Assets Resulting from Operations	$112,540	$11,210	$49,468	$7,259

Amounts designated as "—" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

New Covenant Funds	33

STATEMENTS OF CHANGES IN NET ASSETS ($ THOUSANDS)

For the years ended June 30,

	Growth Fund		Income Fund
	2026	2025	2026	2025
Operations:
Net investment income	$2,751	$3,219	$11,537	$11,105
Net realized gain (loss)	43,700	57,784	(710)	(9,470)
Net change in unrealized appreciation	66,089	8,653	383	18,776
Net increase in net assets resulting from operations	112,540	69,656	11,210	20,411
Distributions:
Total distributions	(49,537)	(51,447)	(11,252)	(11,096)
Capital Share Transactions:
Proceeds from shares issued	8,107	23,464	34,501	29,824
Reinvestment of dividends & distributions	45,918	46,935	878	926
Cost of shares redeemed	(71,536)	(103,668)	(19,795)	(50,101)
Increase (decrease) in net assets derived from capital share transactions	(17,511)	(33,269)	15,584	(19,351)
Net increase (decrease) in net assets	45,492	(15,060)	15,542	(10,036)
Net Assets:
Beginning of Year	534,560	549,620	335,263	345,299
End of Year	$580,052	$534,560	$350,805	$335,263
Share Transactions:
Shares issued	117	361	1,615	1,422
Shares issued in lieu of dividends and distributions	697	715	42	44
Shares redeemed	(1,017)	(1,576)	(925)	(2,399)
Decrease in net assets derived from share transactions	(203)	(500)	732	(933)

The accompanying notes are an integral part of the financial statements.

34	New Covenant Funds

STATEMENTS OF CHANGES IN NET ASSETS ($ THOUSANDS) (Concluded)

For the years ended June 30,

	Balanced Growth Fund		Balanced Income Fund
	2026	2025	2026	2025
Operations:
Net investment income	$5,304	$5,551	$1,653	$1,666
Net realized gain	25,595	26,336	4,179	3,199
Net change in unrealized appreciation	18,569	4,352	1,427	1,618
Net increase in net assets resulting from operations	49,468	36,239	7,259	6,483
Distributions:
Total distributions	(30,941)	(25,684)	(4,682)	(3,905)
Capital Share Transactions:
Proceeds from shares issued	13,025	11,086	4,356	2,071
Reinvestment of dividends & distributions	29,135	23,829	3,906	3,195
Cost of shares redeemed	(45,351)	(41,663)	(10,868)	(6,546)
Decrease in net assets derived from capital share transactions	(3,191)	(6,748)	(2,606)	(1,280)
Net increase (decrease) in net assets	15,336	3,807	(29)	1,298
Net Assets:
Beginning of Year	358,129	354,322	76,759	75,461
End of Year	$373,465	$358,129	$76,730	$76,759
Share Transactions:
Shares issued	101	90	185	92
Shares issued in lieu of dividends and distributions	233	197	168	143
Shares redeemed	(352)	(336)	(462)	(288)
Decrease in net assets derived from share transactions	(18)	(49)	(109)	(53)

The accompanying notes are an integral part of the financial statements.

New Covenant Funds	35

FINANCIAL HIGHLIGHTS

For the years ended June 30,

For a Share Outstanding Throughout the Year

	Growth Fund
	2026	2025	2024	2023	2022
Net Asset Value, Beginning of Year	$66.57	$64.43	$56.45	$48.45	$59.51
Investment Activities:
Net investment income(1)	0.34	0.40	0.48	0.48	0.37
Net realized and unrealized gains (losses) on securities (1)	13.68	8.15	11.36	8.50	(7.95)
Total from investment activities	14.02	8.55	11.84	8.98	(7.58)
Dividends and Distributions from:
Net investment income	(0.33)	(0.43)	(0.46)	(0.44)	(0.35)
Net realized gains	(6.15)	(5.98)	(3.40)	(0.54)	(3.13)
Total dividends and distributions	(6.48)	(6.41)	(3.86)	(0.98)	(3.48)
Net Asset Value, End of Year	$74.11	$66.57	$64.43	$56.45	$48.45
Total Return†	22.27%	13.48%	21.98%	18.83%	(13.92)%
Supplemental Data and Ratios:
Net assets, end of year ($ Thousands)	$580,052	$534,560	$549,620	$540,035	$497,155
Ratio of net expenses to average net assets††	0.72%	0.72%	0.72%	0.72%	0.72%
Ratio of expenses to average net assets, excluding waivers††	0.98%	0.98%	0.98%	0.97%	0.97%
Ratio of net investment income to average net assets††	0.49%	0.61%	0.83%	0.94%	0.64%
Portfolio turnover rate†	5%	5%	3%	7%	5%

(1)	Per share net investment income and net realized and unrealized gains/(losses) calculated using average shares.
†	Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	The expense and income ratios do not include expenses or income from the underlying affiliated investment companies.

The accompanying notes are an integral part of the financial statements.

36	New Covenant Funds

FINANCIAL HIGHLIGHTS

For the years ended June 30,

For a Share Outstanding Throughout the Year

	Income Fund
	2026	2025	2024	2023	2022
Net Asset Value, Beginning of Year	$21.20	$20.61	$20.57	$21.26	$23.89
Investment Activities:
Net investment income(1)	0.71	0.68	0.63	0.50	0.27
Net realized and unrealized gains (losses) on securities (1)	(0.01)	0.59	0.04	(0.67)	(2.48)
Total from investment activities	0.70	1.27	0.67	(0.17)	(2.21)
Dividends and Distributions from:
Net investment income	(0.70)	(0.68)	(0.63)	(0.52)	(0.37)
Net realized gains	–	–	–	–	(0.05)
Total dividends and distributions	(0.70)	(0.68)	(0.63)	(0.52)	(0.42)
Net Asset Value, End of Year	$21.20	$21.20	$20.61	$20.57	$21.26
Total Return†	3.31%	6.25%	3.33%	(0.78)%	(9.34)%
Supplemental Data and Ratios:
Net assets, end of year ($ Thousands)	$350,805	$335,263	$345,299	$348,025	$381,262
Ratio of net expenses to average net assets††	0.75%	0.75%	0.77%	0.80%	0.80%
Ratio of expenses to average net assets, excluding waivers††	0.97%	0.96%	0.98%	0.97%	0.96%
Ratio of net investment income to average net assets††	3.35%	3.25%	3.08%	2.41%	1.18%
Portfolio turnover rate†	285%	356%	83%	106%	97%

(1)	Per share net investment income and net realized and unrealized gains/(losses) calculated using average shares.
†	Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	The expense and income ratios do not include expenses or income from the underlying affiliated investment companies.

Amounts designated as ‘‘—‘‘ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

New Covenant Funds	37

FINANCIAL HIGHLIGHTS

For the years ended June 30,

For a Share Outstanding Throughout the Year

	Balanced Growth Fund
	2026	2025	2024	2023	2022
Net Asset Value, Beginning of Year	$126.11	$122.64	$109.90	$103.68	$122.54
Investment Activities:
Net investment income(1)	1.86	1.94	1.57	1.46	1.01
Net realized and unrealized gains (losses) on securities (1)	15.54	10.71	13.85	9.37	(14.80)
Total from investment activities	17.40	12.65	15.42	10.83	(13.79)
Dividends and Distributions from:
Net investment income	(2.07)	(1.99)	(1.71)	(1.30)	(1.43)
Net realized gains	(9.11)	(7.19)	(0.97)	(3.31)	(3.64)
Total dividends and distributions	(11.18)	(9.18)	(2.68)	(4.61)	(5.07)
Net Asset Value, End of Year	$132.33	$126.11	$122.64	$109.90	$103.68
Total Return†	14.45%	10.75%	14.26%	10.83%	(11.85)%
Supplemental Data and Ratios:
Net assets, end of year ($ Thousands)	$373,465	$358,129	$354,322	$335,791	$326,365
Ratio of net expenses to average net assets††	0.13%	0.13%	0.13%	0.13%	0.13%
Ratio of expenses to average net assets, excluding waivers††	0.21%	0.21%	0.21%	0.20%	0.20%
Ratio of net investment income to average net assets††	1.45%	1.56%	1.38%	1.39%	0.85%
Portfolio turnover rate†	8%	8%	6%	8%	14%

(1)	Per share net investment income and net realized and unrealized gains/(losses) calculated using average shares.
†	Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	The expense and income ratios do not include expenses or income from the underlying affiliated investment companies.

The accompanying notes are an integral part of the financial statements.

38	New Covenant Funds

FINANCIAL HIGHLIGHTS

For the years ended June 30,

For a Share Outstanding Throughout the Year

	Balanced Income Fund
	2026	2025	2024	2023	2022
Net Asset Value, Beginning of Year	$23.14	$22.39	$20.88	$20.37	$23.84
Investment Activities:
Net investment income(1)	0.50	0.50	0.43	0.36	0.25
Net realized and unrealized gains (losses) on securities (1)	1.69	1.43	1.52	0.79	(2.67)
Total from investment activities	2.19	1.93	1.95	1.15	(2.42)
Dividends and Distributions from:
Net investment income	(0.52)	(0.50)	(0.44)	(0.35)	(0.30)
Net realized gains	(0.89)	(0.68)	–	(0.29)	(0.75)
Total dividends and distributions	(1.41)	(1.18)	(0.44)	(0.64)	(1.05)
Net Asset Value, End of Year	$23.92	$23.14	$22.39	$20.88	$20.37
Total Return†	9.78%	8.88%	9.49%	5.84%	(10.70)%
Supplemental Data and Ratios:
Net assets, end of year ($ Thousands)	$76,730	$76,759	$75,461	$77,879	$93,588
Ratio of net expenses to average net assets††	0.15%	0.15%	0.16%	0.15%	0.15%
Ratio of expenses to average net assets, excluding waivers††	0.21%	0.21%	0.21%	0.20%	0.20%
Ratio of net investment income to average net assets††	2.12%	2.19%	2.02%	1.78%	1.09%
Portfolio turnover rate†	8%	7%	3%	5%	11%

(1)	Per share net investment income and net realized and unrealized gains/(losses) calculated using average shares.
†	Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	The expense and income ratios do not include expenses or income from the underlying affiliated investment companies.

Amounts designated as ‘‘—‘‘ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

New Covenant Funds	39

NOTES TO FINANCIAL STATEMENTS

June 30, 2026

1. ORGANIZATION

New Covenant Funds (the “Trust”), an open-end, diversified management investment company, was organized as a Delaware business trust on September 30, 1998. It currently consists of four investment funds: New Covenant Growth Fund (“Growth Fund”), New Covenant Income Fund (“Income Fund”), New Covenant Balanced Growth Fund (“Balanced Growth Fund”), and New Covenant Balanced Income Fund (“Balanced Income Fund”), (individually, a “Fund,” and collectively, the “Funds”). The Funds commenced operations on July 1, 1999. The Trust’s authorized capital consists of an unlimited number of shares of beneficial interest of $0.001 par value. Effective February 20, 2012, the Funds’ investment adviser is SEI Investments Management Corporation (“SIMC” or the “Adviser”). Prior to February 20, 2012, the Funds’ investment adviser was One Compass Advisors, a wholly owned subsidiary of the Presbyterian Church (U.S.A.) Foundation.

The objectives of the Funds are as follows:

Growth Fund	Long-term capital appreciation. A modest amount of dividend income may be produced by the Fund’s equity securities.
Income Fund	High level of current income with preservation of capital.
Balanced Growth Fund	Capital appreciation with less risk than would be present in a portfolio of only common stocks.
Balanced Income Fund	Current income and long-term growth of capital.

2. SIGNIFICANT ACCOUNTING POLICIES

The following are significant accounting policies, which are consistently followed in the preparation of its financial statements by the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements, in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation — Pursuant to the requirements of the 1940 Act and Rule 2a-5, the administrator, as delegated by the Board of Trustees (the “Board”), has the responsibility for the valuation of Fund investments with readily available market quotations in accordance with the Funds' Valuation and Pricing Policy. The Trust's Board of Trustees has designated SEI Investments Management Corporation (“SIMC”) as the Valuation Designee for the Funds pursuant to Rule 2a-5 (the “Rule”) under the 1940 Act. The Valuation Designee has the responsibility for the fair value determination with respect to all Fund investments that do not have readily available market quotations or quotations that are no longer reliable. SIMC, in furtherance of the Board’s designation, has appointed a valuation committee of SIMC persons to function as the Valuation Designee (the “Committee”) and has established a Valuation and Pricing Policy to implement the Rule and the Fund’s' Valuation and Pricing Policy (together with SIMC’s Valuation and Pricing Policy, the “Fair Value Procedures”).

When valuing portfolio securities, a Fund values securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (other than securities traded on National Association of Securities Dealers Automated Quotations (NASDAQ) or as otherwise noted below) at the last quoted sale price on an exchange or market (foreign or domestic) on which the securities are traded, or, if there is no such reported sale, at the most recent quoted bid price. A Fund values securities traded on NASDAQ at the NASDAQ Official Closing Price. If available, debt securities, swaps (which are not centrally cleared), bank loans or debt tranches of collateralized debt obligations (including collateralized loan obligations), such as those held by the Funds, are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations or other methodologies designed to identify the market value for such securities. The assets of the Balanced Growth Fund and the Balanced Income Fund (the “Balanced Funds”) consist primarily of investments in underlying affiliated investment companies. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable NAV per share. The prices of foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. If a security’s price cannot be obtained, as noted above or in the case of an equity tranche of a CDO/CLO, a Fund will value the securities using a bid price from at least one independent broker.

40	New Covenant Funds

On the first day a new debt security purchase is recorded, if a price is not available from a third-party pricing agent or an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Fair Value Procedures until an independent source can be secured. Debt securities held by a Fund with remaining maturities of 60 days or less will be valued by the amortized cost method, which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by this method, is higher or lower than the price a Fund would receive if it sold the instrument, and the value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer-specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used.

Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price. Futures and swaps cleared through a central clearing house (centrally cleared swaps) are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for financial futures and centrally cleared swaps are provided by an independent source. On days when there is excessive volume, market volatility or the future or centrally cleared swap does not end trading by the time a fund calculates its NAV, the settlement price may not be available at the time at which a fund calculates its NAV. On such days, the best available price (which is typically the last sales price) may be used to value a fund’s futures or centrally cleared swaps position. Foreign currency forward contracts are valued at the current day's interpolated foreign exchange rate, as calculated using forward rates provided by an independent source.

Prices for most securities held by a Fund are provided daily by third-party independent pricing agents. SIMC or an alternative Sub-Adviser (“Sub-Adviser”), as applicable, reasonably believes that prices provided by independent pricing agents are reliable. However, there can be no assurance that such pricing service's prices will be reliable. SIMC or a Sub-Adviser, as applicable, will continuously monitor the reliability of prices obtained from any pricing service and shall promptly notify the Funds' administrator if it believes that a particular pricing service is no longer a reliable source of prices. The Funds' administrator, in turn, will notify the Committee if it receives such notification from a Sub-Adviser, as applicable, or if the Funds' administrator reasonably believes that a particular pricing service is no longer a reliable source for prices.

The Fair Value Procedures provide that any change in a primary pricing agent or a pricing methodology requires prior approval by the Board. However, when the change would not materially affect the valuation of a Fund’s net assets or involve a material departure in pricing methodology from that of the Fund’s existing pricing agent or pricing methodology, ratification may be obtained at the next regularly scheduled meeting of the Board. Securities for which market prices are not "readily available" are valued in accordance with Rule 2a-5 and the Procedures. The Committee must monitor for circumstances that may necessitate that a security be valued using Fair Value Procedures which can include: (i) the security's trading has been halted or suspended, (ii) the security has been de-listed from a national exchange, (iii) the security's primary trading market is temporarily closed at a time when under normal conditions it would be open, (iv) the security has not been traded for an extended period of time, (v) the security's primary pricing source is not able or willing to provide a price, (vi) trading of the security is subject to local government-imposed restrictions; or (vii) a significant event (as defined below). When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. Examples of factors the Committee may consider include: (i) the type of security or asset, (ii) the last trade price, (iii) evaluation of the forces that influence the market in which the security is purchased and sold, (iv) the liquidity of the security, (v) the size of the holding in a Fund or (vi) any other appropriate information.

New Covenant Funds	41

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2026

The Committee is responsible for selecting and applying, in a consistent manner, the appropriate methodologies for determining and calculating the fair value of holdings of the Funds, including specifying the key inputs and assumptions specific to each asset class or holding. The determination of a security’s fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

The Growth Fund uses a third-party fair valuation vendor. The vendor provides a fair value for foreign securities held by the Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security). Values from the fair value vendor are applied in the event that there is a movement in the U.S. market that exceeds a specific threshold that has been established by the Committee. The Committee has also established a “confidence interval” which is used to determine the level of historical correlation between the value of a specific foreign security and movements in the U.S. market before a particular security will be fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Growth Fund will value the non-U.S. securities in its portfolio that exceed the applicable “confidence interval” based upon the adjusted prices provided by the fair valuation vendor.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its NAV. The closing prices of such securities may no longer reflect their market value at the time a Fund calculates NAV if an event that could materially affect the value of those securities (a “Significant Event”), including substantial fluctuations in domestic or foreign markets or occurrences not tied directly to the securities markets, such as natural disasters, armed conflicts or significant governmental actions, has occurred between the time of the security’s last close and the time that the Fund calculates NAV. A Fund may invest in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. As a result, the NAV of the Fund’s shares may change on days when shareholders will not be able to purchase or redeem Fund shares. A Significant Event may relate to a single issuer or to an entire market sector. If SIMC or a Sub-Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which a Fund calculate NAV, it may request that a Committee meeting be called. In addition, with respect to certain securities, the Funds’ administrator performs price comparisons and price movement review (among other processes), to monitor the pricing data supplied by various sources. Any identified discrepancies are researched and subject to the procedures described above.

In accordance with U.S. GAAP, fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three tier hierarchy has been established to maximize the use of observable and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Funds to measure fair value during the year ended June 30, 2026 maximized the use of observable inputs and minimized the use of unobservable inputs.

For details of the investment classifications reference the Schedules of Investments.

Securities Transactions and Investment Income — Security transactions are recorded on the trade date. Cost used in determining net realized capital gains and losses on the sale of securities is determined on the basis of specific identification. Dividend income and expense is recognized on the ex-dividend date, and interest income or expense is recognized using the accrual basis of accounting.

42	New Covenant Funds

Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Trust estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions.

Amortization and accretion is calculated using the scientific interest method, which approximates the effective interest method over the holding period of the security. Amortization of premiums and discounts is included in interest income.

Cash and Cash Equivalents — Idle cash and currency balances may be swept into various overnight sweep accounts and are classified as cash equivalents on the Statements of Assets and Liabilities. These amounts, at times, may exceed United States federally insured limits. Amounts swept are available on the next business day.

Expenses — Expenses that are directly related to a Fund are charged directly to that Fund. Other operating expenses of the Funds are prorated to the Funds on the basis of relative net assets.

Foreign Currency Translation — The books and records of the Funds investing in international securities are maintained in U.S. dollars on the following basis:

(I) market value of investment securities, assets and liabilities at the current rate of exchange; and

(II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

The Funds report certain foreign-currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

Repurchase Agreements — To the extent consistent with its investment objective and strategies, a Fund may enter into repurchase agreements which are secured by obligations of the U.S. Government with a bank, broker-dealer or other financial institution. Each repurchase agreement is at least 102% collateralized and marked-to-market. However, in the event of default or bankruptcy by the counterparty to the repurchase agreement, realization of the collateral may by subject to certain costs, losses or delays.

Futures Contracts — To the extent consistent with its investment objective and strategies, a Fund may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. These Funds’ investments in futures contracts are designed to enable the Funds to more closely approximate the performance of their benchmark indices. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked-to-market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When contracts are closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, futures contracts involve the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments for details regarding open futures contracts as of June 30, 2026, if applicable.

Options Writing/Purchasing — To the extent consistent with its investment objective and strategies, a Fund may invest in financial options contracts for the purpose of hedging its existing portfolio securities, or securities that a Fund intends to purchase, against fluctuations in fair market value caused by changes in prevailing market interest rates. A Fund may also invest in financial option contracts to enhance its returns. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss.

New Covenant Funds	43

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2026

The risk in writing a call option is a Fund may give up the opportunity for profit if the market price of the security increases. The risk in writing a put option is a Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is a Fund may pay a premium whether or not the option is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

Swap Agreements — To the extent consistent with its investment objective and strategies, a Fund may invest in swap contracts as an efficient means to take and manage risk in the portfolio, including interest rate risk, credit risk and overall yield sensitivity. A swap agreement is a two-party contract under which an agreement is made to exchange returns from predetermined investments or instruments, including a particular interest rate, foreign currency, or “basket” of securities representing a particular index. Swap agreements are privately negotiated in the over-the- counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“Centrally Cleared swaps”). Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal. Credit default swaps involve the periodic payment by a Fund or counterparty of interest based on a specified rate multiplied by a notional amount assigned to an underlying debt instrument or group of debt instruments in exchange for the assumption of credit risk on the same instruments. In the event of a credit event, usually in the form of a credit rating downgrade, the party receiving periodic payments (i.e. floating rate payer) must pay the other party (i.e. fixed rate payer) an amount equal to the outstanding principal of the downgraded debt instrument. Total return swaps allow an investor to benefit from the cash flow without ever actually owning the underlying security. The receiver must pay any decline in value to the payer at the end of the total return swap. However, the investor does not need to make a payment if there is no decline in price. Payments can be made on various indices, bonds (i.e. mortgage backed securities, bank debt and corporate), loans or commodities. The value of a total return swap is equal to the change in value of the underlying asset versus the accrued income payment based on LIBOR (London Interbank Offered Rate) or some other form of index on the notional amount. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal to manage a Fund’s exposure to interest rates. Payments received or made are recorded as realized gains or losses. A Fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. In connection with swap agreements, securities/cash may be set aside as collateral by the Fund’s custodian. A Fund may enter into swap agreements in order to, among other things, change the maturity or duration of the investment portfolio; protect a Fund’s value from changes in interest rates; or expose a Fund to a different security or market.

Swaps are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as unrealized gains or losses in the Statement of Operations. Centrally cleared swaps are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for centrally cleared swaps are provided by an independent source. Net payments of interest are recorded as realized gains or losses. Daily changes in valuation of Centrally Cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statements of Assets and Liabilities.

Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Schedule of Investments or the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest rates. Risks also arise from potential losses from adverse market movements. Counterparty risk may be mitigated by having a master netting arrangement between a Fund and the counterparty and by having the counterparty post collateral to cover a Fund’s exposure to the counterparty.

44	New Covenant Funds

Forward Treasury Commitments — To the extent consistent with its investment objective and strategies, the Growth Fund and Income Fund may invest in commitments to purchase U.S. Treasury securities on an extended settlement basis. Such transactions involve the commitment to purchase a security with payment and delivery taking place in the future, sometimes a month or more after the transaction date. The Funds account for such transactions as purchases and sales and record an unrealized gain or loss each day equal to the difference between the cost of the purchase commitment and the current market value. Realized gains or losses are recorded upon closure or settlement of such commitments. No interest is earned prior to settlement of the transaction. These instruments are subject to market fluctuation due to changes in interest rates and the market value at the time of settlement could be higher or lower than the purchase price. A Fund may incur losses due to changes in the value of the underlying treasury securities from interest rate fluctuations or as a result of counterparty nonperformance. These transactions may increase the overall investment exposure for a Fund (and so may also create investment leverage) and involve a risk of loss if the value of the securities declines prior to the settlement date.

Master Limited Partnerships — To the extent consistent with its investment objective and strategies, a Fund may invest in entities commonly referred to as “MLPs” that are generally organized under state law as limited partnerships or limited liability companies. The Funds intend to primarily invest in MLPs receiving partnership taxation treatment under the Internal Revenue Code of 1986 (the “Code”), and whose interests or “units” are traded on securities exchanges like shares of corporate stock. To be treated as a partnership for U.S. federal income tax purposes, an MLP whose units are traded on a securities exchange must receive at least 90% of its income from qualifying sources such as interest, dividends, real estate rents, gain from the sale or disposition of real property, income and gain from mineral or natural resources activities, income and gain from the transportation or storage of certain fuels, and, in certain circumstances, income and gain from commodities or futures, forwards and options with respect to commodities. Mineral or natural resources activities include exploration, development, production, processing, mining, refining, marketing and transportation (including pipelines) of oil and gas, minerals, geothermal energy, fertilizer, timber or industrial source carbon dioxide. An MLP consists of a general partner and limited partners (or in the case of MLPs organized as limited liability companies, a managing member and members). The general partner or managing member typically controls the operations and management of the MLP and has an ownership stake in the partnership. The limited partners or members, through their ownership of limited partner or member interests, provide capital to the entity, are intended to have no role in the operation and management of the entity and receive cash distributions. The MLPs themselves generally do not pay U.S. Federal income taxes. Thus, unlike investors in corporate securities, direct MLP investors are generally not subject to double taxation (i.e., corporate level tax and tax on corporate dividends). Currently, most MLPs operate in the energy and/or natural resources sector.

Delayed Delivery Transactions — To the extent consistent with its investment objective and strategies, the Growth Fund and Income Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by those Funds to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Funds will set aside liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, that Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Those Funds may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When those Funds have sold a security on a delayed delivery basis, that Fund does not participate in future gains and losses with respect to the security.

Dividends and Distributions to Shareholders — Dividends from net investment income are declared and paid to shareholders quarterly by the Funds. Dividends and distributions are recorded on the ex-dividend date. Any net realized capital gains will be distributed at least annually by the Funds.

Investments in Real Estate Investment Trusts (“REITs”) — Dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. For US REITs, distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

New Covenant Funds	45

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2026

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory, Administration and Distribution Agreements — The Trust, on behalf of each Fund, entered into an Investment Advisory Agreement (“Agreement”) with the Adviser. Under the Agreement, the Adviser is responsible for the investment management of the Funds and receives an annual advisory fee for the Growth Fund for the Income Fund. The Adviser does not receive an advisory fee for the Balanced Growth Fund and Balanced Income Fund. The Funds’ Adviser has agreed to voluntarily waive a portion of its fee so that the total annual expenses of the Funds, exclusive of acquired fund fees and expenses, will not exceed certain voluntary expense limitations adopted by the Adviser.

The Adviser has entered into sub-advisory agreements to assist in the selection and management of investment securities in the Growth Fund and the Income Fund. It is the responsibility of the sub-advisers, under the direction of the Adviser, to make day-to-day investment decisions for these Funds. The Adviser, not the Funds, pays each sub-adviser a quarterly fee, in arrears, for their services. The Adviser pays sub-advisory fees directly from its own advisory fee. The sub-advisory fees are based on the assets of the Fund allocated to the sub-adviser for which the sub-adviser is responsible for making investment decisions.

The following is the sub-adviser for the Growth Fund: Parametric Portfolio Associates LLC.

The following are the sub-advisers for the Income Fund: Income Research + Management and Metropolitan West Asset Management, LLC.

The Trust entered into an Administration Agreement with SEI Investments Global Funds Services (the “Administrator”). Under the Administration Agreement, the Administrator provides administrative and accounting services to the Funds. The Administrator has voluntarily agreed to waive a portion of its fee so that the total annual expenses of the Balanced Growth Fund and the Balanced Income Fund, exclusive of acquired fund fees and expenses, will not exceed certain voluntary expense limitations adopted by the Adviser.

The Trust issues shares of the Funds pursuant to a Distribution Agreement with SEI Investments Distribution Co. (the “Distributor”), a wholly-owned subsidiary of SEI Investments Company (“SEI”). The Funds do not compensate the Distributor in its capacity as principal distributor.

The following is a summary of annual fees payable to the Adviser and the expense limitations for each Fund:

	Advisory Fees	Voluntary Expense Limitation(1)
Growth Fund	0.47%	0.72%
Income Fund	0.42%	0.75%
Balanced Growth Fund	—	0.13%
Balanced Income Fund	—	0.15%

(1)	Represents a voluntary cap that may be discontinued by the Adviser at any time.

The Administrator receives a fee, which is calculated based upon the average daily net assets of each Fund and paid monthly by the Trust. The annual rates are as follows for each Fund:

	First $2.5 Billion	Next $500 Million	Over $3 Billion
Growth Fund	0.2000%	0.1650%	0.1200%

	First $1.5 Billion	Next $500 Million	Next $500 Million	Next $500 Million	Over $3 Billion
Income Fund	0.2000%	0.1775%	0.1550%	0.1325%	0.1100%
Balanced Growth Fund	0.1500%	0.1375%	0.1250%	0.1125%	0.1000%
Balanced Income Fund	0.1500%	0.1375%	0.1250%	0.1125%	0.1000%

Transfer Agent Servicing Agreement — In 2008, the Trust entered into a transfer agent servicing agreement (“Agreement”) with U.S. Bancorp Fund Services, LLC (“USBFS”), an indirect, wholly-owned subsidiary of U.S. Bancorp. Under the terms of the Agreement, USBFS is entitled to account based fees and annual fund level fees, as well as reimbursement of out-of-pocket expenses incurred in providing transfer agency services.

46	New Covenant Funds

Shareholder Service Plan and Agreement—The Trust entered into a Shareholder Service Plan and Agreement (the “Agreement”) with the Distributor. Per the Agreement, a Fund is authorized to make payments to certain entities which may include investment advisors, banks, trust companies and other types of organizations (“Authorized Service Providers”) for providing administrative services with respect to shares of the Funds attributable to or held in the name of the Authorized Service Providers for its clients or other parties with whom they have a servicing relationship. Under the terms of the Agreement, the Growth Fund and the Income Funds are authorized to pay an Authorized Service Provider a shareholder servicing fee at an annual rate of up to 0.10% of the average daily net asset value of the Growth Fund and Income Fund, respectively, which fee will be computed daily and paid monthly, for providing certain administrative services to Fund shareholders with whom the Authorized Service Provider has a servicing relationship.

Social Witness Services and License Agreement — The Trust retained New Covenant Trust Company (“NCTC”) to ensure that each Fund continues to invest consistent with social witness principles adopted by the General Assembly of the Presbyterian Church (U.S.A.). No less than annually, NCTC will provide the Trust with an updated list of issuers in which the Funds will be prohibited from investing.

NCTC will distribute to the Trust proxy voting guidelines and shareholder advocacy services for the Funds that NCTC deems to be consistent with social witness principles adopted by the General Assembly of the Presbyterian Church (U.S.A.). The Trust also engages NCTC to vote Fund proxies consistent with such proxy voting guidelines. NCTC shall monitor and review and, as necessary, amend the Proxy Voting Guidelines periodically to ensure that they remain consistent with the social witness principles.

NCTC also grants to the Trust a non-exclusive right and license to use and refer to the trade name, trademark and/ or service mark rights to the name “New Covenant Funds” and the phrase “Funds with a Mission”, in the name of the Trust and each Fund, and in connection with the offering, marketing, promotion, management and operation of the Trust and the Funds.

In consideration of the services provided by NCTC, the Growth Fund and the Income Fund will each pay to NCTC a fee at an annual rate of 0.15% of the average daily net asset value of the shares of such Fund, which fee will be computed daily and paid monthly.

Payment to Affiliates — Certain officers and/or interested trustees of the Trust are also officers of the Distributor, the Adviser, the Administrator or NCTC. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly and interim board meetings. Compensation of officers and affiliated Trustees of the Trust is paid by the Adviser, the Administrator or NCTC.

A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Adviser, sub-advisers and service providers as required by SEC regulations. The CCO’s services have been approved by and are reviewed annually by the Board.

Investment in Affiliated Security — The Funds may invest excess cash in the SEI Daily Income Trust (SDIT) Government Fund, an affiliated money market fund. The Balanced Growth Fund and the Balanced Income Fund invest in the Growth Fund and Income Fund.

Interfund Lending — The SEC has granted an exemption that permits the Trust to participate in an interfund lending program (the ‘‘Program’’) with existing or future investment companies registered under the 1940 Act that are advised by SIMC (the ‘‘SEI Funds’’). The Program allows the SEI Funds to lend money to and borrow money from each other for temporary or emergency purposes. Participation in the Program is voluntary for both borrowing and lending funds. Interfund loans may be made only when the rate of interest to be charged is more favorable to the lending fund than an investment in overnight repurchase agreements (‘‘Repo Rate’’), and more favorable to the borrowing fund than the rate of interest that would be charged by a bank for short-term borrowings (‘‘Bank Loan Rate’’). The Bank Loan Rate will be determined using a formula reviewed annually by the SEI Funds’ Board of Trustees. The interest rate imposed on interfund loans is the average of the Repo Rate and the Bank Loan Rate. During the year ended June 30, 2026, the Trust did not participate in interfund lending.

New Covenant Funds	47

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2026

4. DERIVATIVE TRANSACTIONS

The International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable ISDA Master Agreement.

To reduce counterparty risk with respect to Over The Counter (“OTC”) transactions, the Funds have entered into master netting arrangements, established within the Funds’ ISDA Master Agreements, which allow the Funds to make (or to have an entitlement to receive) a single net payment in the event of default (close-out netting) for outstanding payables and receivables with respect to certain OTC positions in swaps for each individual counterparty. In addition, the Funds may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to ISDA Master Agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the Funds.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities and therefore disclose these derivative assets and derivative liabilities on a gross basis. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral terms are contract specific for OTC derivatives. For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount of each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds or the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Funds, if any, is reported separately on the Statement of Assets and Liabilities as cash pledged as collateral. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has to be made. To the extent amounts due to the Funds from its counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty nonperformance.

Cash with a total market value of $178 and $410 ($ Thousands) for the Growth Fund and Income Fund, respectively, has been pledged as collateral for exchange-traded derivative instruments as of June 30, 2026.

The following tables show the derivatives categorized by underlying risk exposure. The fair value of derivative instruments located on the Statements of Assets and Liabilities as of June 30, 2026 was as follows ($ Thousands):

	Asset Derivatives			Liability Derivatives
	Statements of Assets and Liabilities Location	Fair Value		Statements of Assets and Liabilities Location	Fair Value
Growth Fund
Equity Contracts	Unrealized appreciation on futures contracts	$20	*	Unrealized depreciation on futures contracts	$—	*
Total derivatives not accounted for as hedging instruments		$20			$—

Income Fund
Interest Rate Contracts	Unrealized appreciation on futures contracts	$—	*	Unrealized depreciation on futures contracts	217	*
Total derivatives not accounted for as hedging instruments		$—			$217

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

48	New Covenant Funds

The effect of derivative instruments on the Statements of Operations for the year ended June 30, 2026.

Amount of realized gain or (loss) on derivatives recognized in income ($ Thousands):

Derivatives Not Accounted for as Hedging Instruments	Purchased Options and Swaptions	Written Options and Swaptions	Futures	Forward Currency Contracts	Swaps	Total
Growth Fund
Equity Contracts	$—	$—	$844	$—	$—	$844
Income Fund
Interest Rate Contracts	$—	$—	$(126)	$—	$—	$(126)

Change in unrealized appreciation or (depreciation) on derivatives recognized in income ($ Thousands):

Derivatives Not Accounted for as Hedging Instruments	Purchased Options and Swaptions	Written Options and Swaptions	Futures	Forward Currency Contracts	Swaps	Total
Growth Fund
Equity Contracts	$—	$—	$(142)	$—	$—	$(142)
Income Fund
Interest Rate Contracts	$—	$—	$(251)	$—	$—	$(251)

The following table discloses the volume of the Funds' futures contracts, option contracts, forward foreign currency contracts and swap contracts (if applicable) activity during the year ended June 30, 2026 ($ Thousands):

	Growth Fund	Income Fund
Futures Contracts:
Equity Contracts
Average Notional Balance Long	$3,444	$—
Interest Rate Contracts
Average Notional Balance Long	—	35,209
Average Notional Balance Short	—	7,862

5. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale and maturities of securities, excluding U.S. government and other short-term investments, for the year ended June 30, 2026, were as follows:

	U.S. Gov't ($ Thousands)	Other ($ Thousands)	Total ($ Thousands)
Growth Fund
Purchases	$—	$25,279	$25,279
Sales	—	85,892	85,892
Income Fund
Purchases	912,483	41,301	953,784
Sales	878,242	46,357	924,599
Balanced Growth Fund
Purchases	—	29,227	29,227
Sales	—	39,263	39,263
Balanced Income Fund
Purchases	—	5,888	5,888
Sales	—	9,389	9,389

New Covenant Funds	49

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2026

6. FEDERAL TAX INFORMATION

It is each Fund’s intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all of its taxable income (including net capital gains). Accordingly, no provision for federal income tax is required.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital or distributable earnings (loss), as appropriate, in the period that the differences arise.

The permanent differences primarily consist of reclassification of capital gain distribution on REITs and RICs, reversal of former passive foreign investment company mark-to-market, and gains and losses on paydowns of mortgage and asset-backed securities for tax purposes. There are no permanent differences that are credited or charged to Paid-in Capital and Distributable Earnings as of June 30, 2026.

The tax character of dividends and distributions paid during the last two years ended June 30 were as follows:

		Ordinary Income ($ Thousands)	Long Term Capital Gains ($ Thousands)	Total Distributions Paid ($ Thousands)
Growth Fund	2026	$4,303	$45,234	$49,537
	2025	4,221	47,226	51,447
Income Fund	2026	11,252	—	11,252
	2025	11,096	—	11,096
Balanced Growth Fund	2026	6,588	24,353	30,941
	2025	6,449	19,235	25,684
Balanced Income Fund	2026	1,932	2,750	4,682
	2025	1,670	2,235	3,905

As of June 30, 2026, the components of distributable earnings (accumulated losses) were as follows:

	Undistributed Ordinary Income ($ Thousands)	Undistributed Long-Term Capital Gain ($ Thousands)	Capital Loss Carryforwards ($ Thousands)	Post- October Losses ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)	Other Temporary Differences ($ Thousands)	Total Distributable Earnings (Accumulated Losses) ($ Thousands)
Growth Fund	$591	$32,301	$—	$—	$386,350	$(1)	$419,241
Income Fund	1,020	—	(36,154)	—	(6,662)	(1,058)	(42,854)
Balanced Growth Fund	2,124	19,771	—	—	130,619	—	152,514
Balanced Income Fund	500	3,250	—	—	14,060	1	17,811

For Federal income tax purposes, the cost of securities owned at June 30, 2026, and the net realized gains or losses on securities sold for the period were not materially different from amounts reported for financial ,reporting purposes. These differences are primarily due to wash sales, investments in passive foreign investment companies, outstanding basis adjustment on security and basis adjustments from investments in registered investment companies which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years.

For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, Funds are permitted to carry forward capital losses for an unlimited period. Losses carried forward are as follows:

50	New Covenant Funds

	Short-Term Loss ($ Thousands)	Long-Term Loss ($ Thousands)	Total ($ Thousands)
Income Fund	$6,521	$29,633	$36,154

The aggregate gross unrealized appreciation and depreciation on total investments held by the Funds at June 30, 2026 was as follows:

	Federal Tax Cost ($ Thousands)	Appreciated Securities ($ Thousands)	Depreciated Securities ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Growth Fund	$192,224	$401,394	$(15,044)	$386,350
Income Fund	393,851	1,591	(8,253)	(6,662)
Balanced Growth Fund	242,482	148,533	(17,914)	130,619
Balanced Income Fund	62,617	19,431	(5,371)	14,060

Management has analyzed the Funds’ tax positions taken on Federal income tax returns for all open tax years and has concluded that as of June 30, 2026, no provision for income tax would be required in the Funds’ financial statements. The Funds’ Federal and state income and Federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The Funds or their agent files withholding tax reclaims in certain jurisdictions to recover certain amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. Professional fees paid to those that provide assistance in receiving the tax reclaims, which generally are contingent upon successful receipt of reclaimed amounts, are recorded in Professional Fees on the Statements of Operations, if applicable, once the amounts are due. The professional fees related to pursuing these tax reclaims are not subject to the Adviser’s expense limitation agreement.

The Fund did not pay any federal or state and local income taxes. The Fund paid income taxes in foreign jurisdictions for the year ended June 30, 2026. Cash paid for income taxes, net of refunds received, were as follows ($Thousands):

	New Covenant Growth Fund	New Covenant Income Fund	New Covenant Balanced Growth Fund	New Covenant Balanced Income Fund
Income Taxes by Foreign Jurisdiction:
Canada	$17	$–	$–	$–
Germany	8	–	–	–
Luxembourg	4	–	–	–
Sweden	27	–	–	–
Switzerland	14	–	–	–
Other*	5	–	–	–
Total Income Taxes Paid, Net of Refunds	$75	$–	$–	$–

7. CONCENTRATIONS/RISKS

In the normal course of business, the Trust enters into contracts that provide general indemnifications by the Trust to the counterparty to the contract. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Trust and, therefore, cannot be estimated; however, management believes that, based on experience, the risk of loss from such claims is considered remote.

New Covenant Funds	51

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2026

Asset Allocation Risk — The risk that SIMC’s decisions regarding the allocation of a Balanced Fund’s assets to the Growth Fund and Income Fund will not anticipate market trends successfully.

Asset-Backed Securities Risk — Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities. Securitization trusts generally do not have any assets or sources of funds other than the receivables and related property they own, and asset-backed securities are generally not insured or guaranteed by the related sponsor or any other entity. Asset-backed securities may be more illiquid than more conventional types of fixed income securities that the Fund may acquire.

Below Investment Grade Securities (Junk Bonds) Risk — Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are generally more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative. Because these securities typically offer a higher rate of return to compensate investors for these risks, they are sometimes referred to as “high yield bonds,” but there is no guarantee that an investment in these securities will result in a high rate of return. These risks may be increased in foreign and emerging markets.

Corporate Fixed Income Securities Risk — Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers.

Credit Risk — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Derivatives Risk — The Funds’ use of futures, options and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Market risk and liquidity risk are described below. Leverage risk is the risk that the Funds' total investment exposure substantially exceeds the value of its portfolio securities. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time and the price that the Funds would like. The Fund may have to lower the price of the security, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Funds management or performance. Each of these risks could cause the Funds to lose more than the principal amount invested in a derivative instrument. The Funds' use of derivatives may also increase the amount of taxes payable by shareholders. Both U.S. and non-U.S. regulators have adopted and implemented regulations governing derivatives markets, the ultimate impact of which remains unclear.

Duration Risk — The longer-term securities in which the Fund may invest are more volatile. A portfolio with a longer average portfolio duration is more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

Equity Market Risk — The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the equity or bond market as a whole.

Extension Risk — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security’s value.

Fixed Income Market Risk — The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar.

Foreign Investment/Emerging Markets Risk — The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory, tax, accounting and audit environments. These additional risks may be heightened with respect to emerging market countries because political turmoil and rapid changes in economic conditions are more likely to occur in these countries. Investments in emerging markets are subject to the added risk that information in emerging market investments may be unreliable or outdated due to differences in regulatory, accounting or auditing and financial record keeping standards, or because less information about emerging market investments is publicly available. In addition, the rights and remedies associated with emerging market investments may be different than investments in developed markets. A lack of reliable information, rights and remedies increase the risks of investing in emerging markets in comparison to more developed markets. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund.

52	New Covenant Funds

Foreign Sovereign Debt Securities Risk — The risks that (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due because of factors such as debt service burden, political constraints, cash flow problems and other national economic factors; (ii) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

Interest Rate Risk — The risk that a change in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Fund invests. Generally, the value of the Fund’s fixed income securities will vary inversely with the direction of prevailing interest rates. Changing interest rates may have unpredictable effects on the markets and may affect the value and liquidity of instruments held by the Fund. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movement due to changing interest rates.

Investment Style Risk — The risk that the equity securities in which the Fund invests may underperform other segments of the equity markets or the equity markets as a whole.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on Fund management or performance.

Mortgage-Backed Securities Risk —Mortgage-backed securities are affected significantly by the rate of prepayments and modifications of the mortgage loans backing those securities, as well as by other factors such as borrower defaults, delinquencies, realized or liquidation losses and other shortfalls. Mortgage-backed securities are particularly sensitive to prepayment risk, which is described below, given that the term to maturity for mortgage loans is generally substantially longer than the expected lives of those securities; however, the timing and amount of prepayments cannot be accurately predicted. The timing of changes in the rate of prepayments of the mortgage loans may significantly affect the Fund’s actual yield to maturity on any mortgage-backed securities, even if the average rate of principal payments is consistent with the Fund’s expectation. Along with prepayment risk, mortgage-backed securities are significantly affected by interest rate risk, which is described above. In a low interest rate environment, mortgage loan prepayments would generally be expected to increase due to factors such as refinancings and loan modifications at lower interest rates. In contrast, if prevailing interest rates rise, prepayments of mortgage loans would generally be expected to decline and therefore extend the weighted average lives of mortgage-backed securities held or acquired by the Fund.

Opportunity Risk — The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in other investments.

Portfolio Turnover Risk — Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and taxes subject to ordinary income tax rates as opposed to more favorable capital gains rates, which may affect the Fund’s performance.

Prepayment Risk — The risk that, in a declining interest rate environment, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

Repurchase Agreement Risk — Although repurchase agreement transactions must be fully collateralized at all times, they generally create leverage and involve some counterparty risk to the Funds whereby a defaulting counterparty could delay or prevent the Funds’ recovery of collateral.

Small Capitalization Risk — Smaller capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small capitalization stocks may be more volatile than those of larger companies. Small capitalization stocks may be traded over-the-counter (OTC). OTC stocks may trade less frequently and in smaller volume than exchange listed stocks and may have more price volatility than that of exchange-listed stocks.

Social-Witness Principles/Socially Responsible Investing Risk — The Fund considers social-witness principles and Sub-Advisers’ ESG criteria in its investment process and may choose not to purchase, or may sell, otherwise profitable investments in companies which have been identified as being in conflict with its established social-witness principles and other socially responsible investing principles. This means that the Fund may underperform other similar mutual funds that do not consider social-witness principles and other socially responsible investing principles in their investing.

New Covenant Funds	53

NOTES TO FINANCIAL STATEMENTS (Concluded)

June 30, 2026

U.S. Government Securities Risk — Although U.S. Government securities are considered to be among the safest investments, they are still subject to the credit risk of the U.S. Government and are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources. No assurance can be given that the U.S. Government will provide financial support to its agencies and instrumentalities if it is not obligated by law to do so.

The Balanced Growth Fund and Balanced Income Fund invest their assets primarily in the Growth Fund and the Income Fund. By investing primarily in shares of these Funds, shareholders of the Balanced Funds indirectly pay a portion of the operating expenses, management fees and brokerage costs of the underlying Funds as well as their own operating expenses. Thus, shareholders of the Balanced Funds may indirectly pay slightly higher total operating expenses and other costs than they would pay by directly owning shares of the Growth Fund and Income Fund. A change in the asset allocation of either Balanced Fund could increase or reduce the fees and expenses actually borne by investors in that Fund. The Balanced Funds are also subject to rebalancing risk. Rebalancing activities, while undertaken to maintain a Fund’s investment risk-to- reward ratio, may cause the Fund to under-perform other funds with similar investment objectives. For the Balanced Growth Fund, it is possible after rebalancing from equities into a greater percentage of fixed-income securities, that equities will outperform fixed income investments. For the Balanced Income Fund, it is possible that after rebalancing from fixed-income securities into a greater percentage of equity securities, that fixed-income securities will outperform equity investments. The performance of the Balanced Growth Fund and the Balanced Income Fund depends on the performance of the underlying Funds in which they invest.

8. CONCENTRATION OF SHAREHOLDERS

On June 30, 2026, the number of shareholders below held the following percentage of the outstanding shares of the Funds.

		% of Ownership
	# of Shareholders	Affiliated	Non-Affiliated
Growth Fund	2	39%	27%
Income Fund	3	55%	32%
Balanced Growth Fund	0	0%	0%
Balanced Income Fund	0	0%	0%

9. SEGMENT REPORTING

The Funds adopted the Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280) – “Improvements to Reportable Segment Disclosures” (“ASU 2023-07”). Adoption of this standard impacted financial statement disclosures only and did not affect the Funds’ financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Funds’ Chief Financial Officer serves as the CODM. The CODM reviews fund level financial information, including total returns, expense ratios, changes in net assets, schedules of investments, and other performance and profitability reports, to assess the Funds’ operating results. Each Fund is structured as an investment company and represents a single operating segment. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “Total Assets” and significant segment expenses are listed on the accompanying Statements of Operations.

54	New Covenant Funds

10. SUBSEQUENT EVENTS

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no disclosures and/or adjustments were required to the financial statements.

New Covenant Funds	55

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of the Funds and Board of Trustees

New Covenant Funds:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of New Covenant Funds, comprised of New Covenant Growth Fund, New Covenant Income Fund, New Covenant Balanced Growth Fund, and New Covenant Balanced Income Fund (collectively, the Funds), including the schedules of investments, as of June 30, 2026, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of June 30, 2026, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of June 30, 2026, by correspondence with the custodians, transfer agents, and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of one or more SEI Funds investment companies since 2005.

Philadelphia, Pennsylvania

August 24, 2026

56	New Covenant Funds

NOTICE TO SHAREHOLDERS (Unaudited)

For shareholders who do not have a June 30, 2026 taxable year end, this notice is for information purposes only. For shareholders with a June 30, 2026 taxable year end, please consult your tax adviser as to the pertinence of this notice.

For the fiscal year ended June 30, 2026, the Funds are designating long term and qualifying dividend income with regard to distributions paid during the year as follows:

	(A) Long Term Capital Gains Distributions (Tax Basis)	(B) Return of Capital (Tax Basis)	(C) Ordinary Income Distributions (Tax Basis)	Total Distributions (Tax Basis)	(D) Dividends Qualifying for Corporate Dividends Rec. Deduction (1)
Growth Fund	91.31%	0.00%	8.69%	100.00%	100.00%
Income Fund	0.00%	0.00%	100.00%	100.00%	0.00%
Balanced Growth Fund	78.71%	0.00%	21.29%	100.00%	23.03%
Balanced Income Fund	58.73%	0.00%	41.27%	100.00%	10.70%

	(E) Qualifying Dividend Income (15% Tax Rate for QDI) (2)	(F) U.S. Government Interest (3)	Foreign Investors Interest Related Dividends (4)	Short-Term Capital Gain Dividends (5)	Qualifying Business Income (6)
Growth Fund	100.00%	0.00%	1.43%	100.00%	0.00%
Income Fund	0.00%	26.76%	84.27%	0.00%	0.00%
Balanced Growth Fund	23.03%	0.00%	6.97%	100.00%	0.00%
Balanced Income Fund	10.70%	0.00%	10.54%	100.00%	0.00%

(1)	Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.

(2)	The percentage in this column represents the amount of ‘‘Qualifying Dividend Income’’ and is reflected as a percentage of ‘‘Ordinary Income Distributions.’’ It is the intention of each of the aforementioned Funds to designate the maximum amount permitted by law. The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2026. Complete information will be computed and reported in conjunction with your 2026 Form 1099-DIV.

(3)	‘‘U.S. Government Interest’’ represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total ordinary income distributions (the total of short-term capital gain and net investment income distributions). Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

(4)	The percentage in this column represents the amount of “Interest Related Dividends” and is reflected as a percentage of net investment income distributions that is exempt from U.S. withholding tax when paid to foreign investors.

(5)	The percentage in this column represents the amount of “Short-Term Capital Gain Dividends” and is reflected as a percentage of short-term capital gain distributions that is exempt from U.S. withholding tax when paid to foreign investors.

(6)	The percentage in this column represents the amount of ordinary dividend income that qualified for 20% Business Income Deduction.

Items (A), (B) and (C) are based on the percentage of each Fund’s total distribution.

Items (D) and (E) are based on the percentage of ordinary income distributions of each Fund.

Item (F) is based on the percentage of gross income of each Fund.

Please consult your tax adviser for proper treatment of this information. This notification should be kept with your permanent tax records.

New Covenant Funds	57

OTHER INFORMATION (FORM N-CSR ITEMS 8-11) (Unaudited)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid by the company during the period covered by the report to the Trustees on the company’s Board of Trustees is disclosed within the Statement(s) of Operations of the financial statements (Item 7).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

New Covenant Funds (the “Trust”) and SEI Investments Management Corporation (“SIMC”) have entered into an investment advisory agreement (the “Advisory Agreement”), pursuant to which SIMC provides investment advisory services to the series of the Trust (the “Funds”). Pursuant to separate sub-advisory agreements with SIMC (the “Sub-Advisory Agreements” and, together with the Advisory Agreement, the “Investment Advisory Agreements”), and under the supervision of SIMC and the Trust’s Board of Trustees (each member, a “Trustee” and, collectively, the “Trustees” or the “Board”), the sub-advisers (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) provide security selection and certain other advisory services with respect to all or a discrete portion of the assets of the Funds. The Sub-Advisers are also responsible for managing their employees who provide services to the Funds. The Sub-Advisers are selected based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively the Sub-Advisers’ skills and investment results in managing assets for specific asset classes, investment styles and strategies.

The Investment Company Act of 1940, as amended (the “1940 Act”), requires that the initial approval of a Fund’s Investment Advisory Agreements be specifically approved by the vote of a majority of the outstanding shareholders of the Funds and the vote of a majority of the Trustees who are not parties to the Investment Advisory Agreements or “interested persons” of any party (the “Independent Trustees”) cast in person (or otherwise, as consistent with applicable laws, regulations and related guidance and relief) at a meeting called for such purpose. In addition, the 1940 Act requires that the continuation or renewal of any Investment Advisory Agreement be approved at least annually (after an initial period of up to two years), which also requires the vote of a majority of the Board, including a majority of the Independent Trustees. In connection with their consideration of such renewals, the Funds’ Trustees must request and evaluate, and SIMC and the Sub-Advisers are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Investment Advisory Agreements. In addition, the Securities and Exchange Commission takes the position that, as part of their fiduciary duties with respect to a mutual fund’s fees, mutual fund boards are required to evaluate the material factors applicable to a decision to renew an Investment Advisory Agreement.

Consistent with these responsibilities, the Board calls and holds meetings each year to consider whether to approve new and/or renew existing Investment Advisory Agreements between the Trust and SIMC and SIMC and the Sub-Advisers with respect to the Funds of the Trust. In preparation for these meetings, the Board requests and reviews a wide variety of materials provided by SIMC and the Sub-Advisers, including information about SIMC’s and the Sub-Advisers’ affiliates, personnel and operations and the services provided pursuant to the Investment Advisory Agreements. The Board also receives data from third parties. This information is provided in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Trustees also receive a memorandum from counsel regarding the responsibilities of Trustees in connection with their consideration of whether to renew the Trust’s Investment Advisory Agreements. Finally, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive sessions outside the presence of Fund management and participate in question and answer sessions with representatives of SIMC and the Sub-Advisers.

Specifically, during the course of the Trust’s fiscal year, the Board requested and received written materials from SIMC and the Sub-Advisers regarding: (i) the quality of SIMC’s and the Sub-Advisers’ investment management and other services; (ii) SIMC’s and the Sub-Advisers’ investment management personnel; (iii) SIMC’s and the Sub-Advisers’ operations and financial condition; (iv) SIMC’s and the Sub-Advisers’ brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the level of the advisory fees that SIMC charges the Funds and the level of the sub-advisory fees that SIMC pays the Sub-Advisers, compared with fees each charge to comparable accounts; (vi) the advisory fees charged by SIMC and the Funds’ overall fees and operating expenses compared with peer groups of mutual funds prepared by Broadridge, an independent provider of investment company data that was engaged to prepare an assessment of the Funds in connection with the renewal of the Investment Advisory Agreements (the “Broadridge Report”); (vii) the level of SIMC’s and the Sub-Advisers’ profitability from their Fund-related operations; (viii) SIMC’s and the Sub-Advisers’ compliance program, including a description of material compliance matters and material compliance violations; (ix) SIMC’s potential economies of scale; (x) SIMC’s and the Sub-Advisers’ policies on and compliance procedures for personal securities transactions; (xi) SIMC’s and the Sub-Advisers’ expertise and resources in domestic and/or international financial markets; and (xii) the Funds’ performance over various periods of time compared with peer groups of mutual funds prepared by Broadridge and the Funds’ benchmark indexes.

58	New Covenant Funds

At the December 8–10, 2025 meeting of the Board, the Trustees, including a majority of the Independent Trustees, approved a brief extension of certain Investment Advisory Agreements already in effect (unless operating under an initial two-year term) to accommodate a revised Spring meeting schedule. Typically, the Trustees renew certain Investment Advisory Agreements at the first quarterly in-person meeting of the calendar year in March. Investment Advisory Agreements regularly renewed at the March meeting expire on April 1 of the following year. Because the first quarterly in-person meeting of the Board in calendar year 2026 was held on March 31- April 2, certain Investment Advisory Agreements would have expired prior to the meeting, without the extension. Accordingly, the Board voted in-person at the December 8–10, 2025 meeting to extend certain Investment Advisory Agreements until the March 31- April 2, 2026 meeting. In evaluating whether to approve the extension, the Board considered the information made available to it throughout the course of the year. At the March 31- April 2, 2026 meeting, the Board evaluated certain Investment Advisory Agreements in accordance with the renewal process that it typically applies during the annual contract renewal each Spring. The Board’s approval was based on its consideration and evaluation of the factors described above, as discussed at the meeting and at prior meetings, such as the December 8–10, 2025 meeting. Also, certain Sub-Advisory Agreements were renewed at meetings of the Board held during the course of the Trust’s fiscal year on September 15–17, 2025 and December 8–10, 2025. The following discusses some, but not all, of the factors that were considered by the Board in connection with its assessment of the Investment Advisory Agreements.

Nature, Extent and Quality of Services.

The Board considered the nature, extent and quality of the services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, SIMC’s and each Sub-Adviser’s personnel, experience, track record and compliance program. Following evaluation, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds were sufficient to support the renewal of the Investment Advisory Agreements. In addition to advisory services, the Board considered the nature and quality of certain administrative, transfer agency and other non-investment advisory services provided to the Funds by SIMC and/or its affiliates.

Performance.

In determining whether to renew SIMC’s Advisory Agreement, the Trustees considered the Funds’ performance relative to their peer groups and appropriate indexes/benchmarks. The Trustees reviewed performance information for each Fund, noting that they receive performance reports that permit them to monitor each Fund’s performance at board meetings throughout the year. As part of this review, the Trustees considered the composition of each peer group and selection criteria. In assessing Fund performance, the Trustees considered the Broadridge Report. The Broadridge Report included metrics on risk analysis, volatility versus total return, net total return and performance consistency for the Funds and a universe of comparable funds. Based on the materials considered and discussed at the meetings, the Trustees found Fund performance satisfactory, or, where performance was materially below the benchmark and/or peer group, the Trustees were satisfied with the reasons provided to explain such performance. In connection with the renewal of Sub-Advisory Agreements, the Board considered the performance of the Sub-Adviser relative to appropriate indexes/benchmarks. Following evaluation, the Board concluded that, within the context of its full deliberations, the performance of the Funds was sufficient to support renewal of SIMC’s Advisory Agreement, and the performance of each Sub-Adviser was sufficient to support the renewal of the Sub-Advisory Agreement.

New Covenant Funds	59

OTHER INFORMATION (FORM N-CSR ITEMS 8-11) (Unaudited) (Concluded)

Fees.

With respect to the Funds’ expenses under the Investment Advisory Agreements, the Trustees considered the rate of compensation called for by the Investment Advisory Agreements and the Funds’ net operating expense ratios in comparison to those of the Funds’ respective peer groups. In assessing Fund expenses, the Trustees considered the information in the Broadridge Report, which included various metrics related to fund expenses, including, but not limited to, contractual management fees at various asset levels, actual management fees (including transfer agent expenses), and actual total expenses (including underlying fund expenses) for the Funds and a universe of comparable funds. Based on the materials considered and discussion at the meetings, the Trustees further determined that fees were either shown to be below the peer average in the comparative fee analysis, or that there was a reasonable basis for the fee level. The Trustees also considered the effects of SIMC’s and its affiliates’ voluntary waivers of management and other fees to prevent total Fund operating expenses from exceeding any applicable cap and concluded that SIMC, through waivers, has maintained the Funds’ net operating expenses at competitive levels for its distribution channels. In determining the appropriateness of fees, the Board also took into consideration the impact of fees incurred indirectly by the Funds as a result of investments into underlying funds, including funds from which SIMC or its affiliates earn fees. The Board also took into consideration compensation earned from the Funds by SIMC or its affiliates for non-advisory services, such as administration, transfer agency, shareholder services or brokerage, and considered whether SIMC and its affiliates may have realized other benefits from their relationship with the Funds, such as any research and brokerage services received under soft dollar arrangements. When considering fees paid to Sub-Advisers, the Board took into account the fact that the Sub-Advisers are compensated by SIMC and not by the Funds directly, and that such compensation with respect to any unaffiliated Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. Following evaluation, the Board concluded that, within the context of its full deliberations, the expenses of the Funds are reasonable and supported the renewal of the Investment Advisory Agreements. The Board also considered whether the Sub-Advisers and their affiliates may have realized other benefits from their relationship with the Funds, such as any research and brokerage services received under soft dollar arrangements.

Profitability.

With regard to profitability, the Trustees considered compensation flowing to SIMC and the Sub-Advisers and their affiliates, directly or indirectly. The Trustees considered whether the levels of compensation and profitability were reasonable. As with the fee levels, when considering the profitability of the Sub-Advisers, the Board took into account the fact that compensation with respect to any unaffiliated Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. In connection with the renewal of each Sub-Advisory Agreement, the Board also took into consideration the impact that the fees paid to the Sub-Adviser have on SIMC’s advisory fee margin and profitability. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the profitability of each of SIMC and the Sub-Advisers is reasonable and supported the renewal of the Investment Advisory Agreements.

Economies of Scale.

With respect to the Advisory Agreement, the Trustees considered whether any economies of scale were being realized by SIMC and its affiliates and, if so, whether the benefits of such economies of scale were passed along to the Funds’ shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by SIMC and its affiliates. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board determined that the fees were reasonable in light of the information that was provided by SIMC with respect to economies of scale.

Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously approved the renewal. of the Investment Advisory Agreements and concluded that the compensation under the Investment Advisory Agreements is fair and reasonable in light of such services and expenses and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment. In the course of its deliberations, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

60	New Covenant Funds

NEW COVENANT FUNDS ANNUAL FINANCIALS AND OTHER INFORMATION JUNE 30, 2026

Trustees

Robert A. Nesher, Chairman

Dennis McGonigle

Nina Lesavoy

James M. Williams

James B. Taylor

Susan C. Cote

Christine Reynolds

Thomas Melendez

Eli Powell Niepoky

Kimberly Walker

Officers

Robert A. Nesher

President and Chief Executive Officer

Glenn R. Kurdziel

Controller and Chief Financial Officer

Stephen Panner

Chief Compliance Officer

Timothy D. Barto

Vice President, Assistant Secretary

David F. McCann

Vice President, Assistant Secretary

Katherine Mason

Vice President, Assistant Secretary

Stephen G. MacRae

Vice President

Marci Morgan

Anti-Money Laundering Compliance Officer

Privacy Officer

Investment Adviser

SEI Investments Management Corporation

Administrator

SEI Investments Global Funds Services

Distributor

SEI Investments Distribution Co.

Legal Counsel

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm

KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

For more information call

New Covenant Funds

877-835-4531

1 Freedom Valley Drive P.O. Box 1100 Oaks, Pennsylvania 19456	NEW COVENANT FUNDS®

NF-ANNUAL (6/26)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with accountants on accounting and financial disclosure during the period covered by the report.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees (the “Board”). The Registrant has a standing Governance Committee (the “Committee”) currently consisting of the Independent Trustees. The Committee is responsible for evaluating and recommending nominees for election to the Board. Pursuant to the Committee’s Charter, adopted on June 18, 2004, as amended, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Registrant’s office.

Item 16. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”) are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are filed herewith.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

New Covenant Funds

By	/s/ Robert A. Nesher
Robert A. Nesher
President & CEO
(Principal Executive Officer)

Date: September 1, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Robert A. Nesher
Robert A. Nesher
President & CEO
(Principal Executive Officer)
Date: September 1, 2026

By	/s/ Glenn Kurdziel
Glenn Kurdziel
Controller & CFO
Date: September 1, 2026	(Principal Financial Officer)